As filed with the Securities and Exchange Commission on December 29, 1997

                                                     Registration Nos. 33-33479
                                                                        811-6048
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               ----------------
                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /
                           Pre-Effective Amendment No.                       / /
                        Post-Effective Amendment No. 12                      /X/
                                     -and/or

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                       / /
                                Amendment No. 14                             /X/
                        (Check appropriate box or boxes)

                               ----------------

                 PRUDENTIAL GLOBAL LIMITED MATURITY FUND, INC.
               (Exact name of registrant as specified in charter)



                              GATEWAY CENTER THREE

                         100 Mulberry Street, 9th Floor
                         NEWARK, NEW JERSEY 07102-4077

              (Address of Principal Executive Offices) (Zip Code)
      Registrant's Telephone Number, including Area Code: (973) 367-7530


                               S. Jane Rose, Esq.

                          Gateway Center Three (GC3)
                        100 Mulberry Street, 9th Floor
                         Newark, New Jersey 07102-4077
                    (Name and Address of Agent for Service)


                 Approximate date of proposed public offering:
 As soon as practicable after the effective date of the Registration Statement.

                               ----------------

 It is proposed that this filing will become effective (check appropriate box):

/ /immediately upon filing pursuant to paragraph (b)


/X/on December 30, 1997 pursuant to paragraph (b)


/ / 60 days after filing pursuant to paragraph (a)(i)

/ / on (date) pursuant to paragraph (a) (i)

/ /75 days after filing pursuant to paragraph (b)

/ /on (date) pursuant to paragraph (a)(ii) of Rule 485 If appropriate, check the following box:

/ /this post-effective amendment designates a new effective date for a previously filed post-effective amendment



Title of Securities Being Registered ..Shares of Common Stock, Par Value $.001
                                       per share.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)




                                                                                     Location
 N-1A Item No.                                                                       --------
Part A
Item  1.        Cover Page ......................................................... Cover Page
Item  2.        Synopsis   ......................................................... Fund Expenses; Fund Highlights
Item  3.        Condensed Financial Information .................................... Fund Expenses; Financial Highlights;
                                                                                     How the Fund Calculates Performance
Item  4.        General Description of Registrant  ................................. Cover Page; Fund Highlights; How the
                                                                                     Fund Invests; General Information
Item  5.        Management of the Fund ............................................. Financial Highlights; How the Fund is
                                                                                     Managed; General Information;
                                                                                     Shareholder Guide
Item  5A.       Management's Discussion of Fund Performance ........................ Financial Highlights
Item  6.        Capital Stock and Other Securities ................................. Taxes, Dividends and Distributions
                                                                                     General Information; Shareholder Guide
Item  7.        Purchase of Securities Being Offered  .............................. Sharholder Guide; How the Fund
                                                                                     Values its Shares; How the Fund is
                                                                                     Managed
Item  8.        Redemption or Repurchase  .......................................... Shareholder Guide; How the Fund
                                                                                     Values its Shares
Item  9.        Pending Legal Proceedings .......................................... Not Applicable
Part B
Item 10.        Cover Page ......................................................... Cover Page
Item 11.        Table of Contents   ................................................ Table of Contents
Item 12.        General Information and History .................................... General Information
Item 13.        Investment Objectives and Policies ................................. Additional Investment Information;
                                                                                     Investment Restrictions
Item 14.        Management of the Fund ............................................. Directors and Officers; Manager;
                                                                                     Distributor
Item 15.        Control Persons and Principal Holders of Securities  ............... Directors and Officers
Item 16.        Investment Advisory and Other Services   ........................... Manager; Distributor; Custodian;
                                                                                     Transfer and Dividend Disbursing
                                                                                     Agent and Independent Accountants
Item 17.        Brokerage Allocation and Other Practices ........................... Portfolio Transactions and Brokerage
Item 18.        Capital Stock and Other Securities ................................. Not Applicable
Item 19.        Purchase, Redemption and Pricing of Securities Being Offered  ...... Purchase and Redemption of Fund
                                                                                     Shares; Shareholder Investment
                                                                                     Account; Net Asset Value
Item 20.        Tax Status ......................................................... Taxes, Dividends and Distributions
Item 21.        Underwriters  ...................................................... Distributor
Item 22.        Calculation of Performance Data .................................... Performance Information
Item 23.        Financial Statements   ............................................. Financial Statements



Part C
     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
(LIMITED MATURITY PORTFOLIO)
--------------------------------------------------------------------------------

PROSPECTUS DATED DECEMBER 30, 1997

--------------------------------------------------------------------------------

Prudential Global Limited Maturity Fund, Inc. is an open-end, management investment company, or mutual fund, which is currently comprised of one portfolio, the Limited Maturity Portfolio (the Fund). The Fund's investment objective is to maximize total return, the components of which are current income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade debt securities, maintaining a weighted average maturity of more than 2, but less than 5, years, with the maturity for any individual security generally not exceeding 10 years. The Fund seeks to maximize total return by investing in debt securities denominated in the U.S. dollar and a range of foreign currencies. THE FUND IS NON-DIVERSIFIED AND MAY INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ONE OR MORE ISSUERS. INVESTMENT IN A NON-DIVERSIFIED PORTFOLIO INVOLVES GREATER RISK THAN INVESTMENT IN A DIVERSIFIED PORTFOLIO. IN ADDITION, THE FUND MAY INVEST UP TO 20% OF ITS TOTAL ASSETS IN NON-INVESTMENT GRADE SECURITIES, WHICH MAY ENTAIL ADDITIONAL RISKS. The Fund may also engage in various hedging and return enhancement strategies, including derivative transactions, such as those involving the purchase and sale of put and call options on foreign currencies and futures contracts on foreign currencies. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests-Investment Objective and Policies." The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

--------------------------------------------------------------------------------

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission (SEC) in a Statement of Additional Information, dated December 30, 1997, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above. The SEC maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.



--------------------------------------------------------------------------------
INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
REFERENCE.


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                FUND HIGHLIGHTS

     The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.


WHAT IS PRUDENTIAL GLOBAL LIMITED MATURITY FUND, INC.?
     Prudential Global Limited Maturity Fund, Inc. (the Company) is a mutual fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. The Company currently consists of one portfolio, the Limited Maturity Portfolio (the Fund). Technically, the Fund is an open-end, non-diversified, management investment company.


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

   The Fund's investment objective is to maximize total return, the components of which are current income and capital appreciation. There can be no assurance that the Fund's objective will be achieved. Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing securities of issuers in at least five different countries, including the United States. See "How the Fund Invests-Investment Objective and Policies" at page 10.



WHAT ARE THE FUND'S RISK FACTORS AND SPECIAL CHARACTERISTICS?


     In seeking to achieve its investment objective, the Fund invests primarily in a portfolio of investment grade debt securities, maintaining a weighted average maturity of more than 2, but less than 5, years, with the maturity for any individual security generally not exceeding 10 years. The Fund seeks to maximize total return by investing in debt securities denominated in the U.S. dollar and a range of foreign currencies. See "How the Fund Invests - Investment Objective and Policies" at page 10. The Fund may invest in developing countries, and in countries with new or developing capital markets. Companies in developing countries in which the Fund may invest may have limited product lines, markets or financial resources and may lack management depth. The securities of these companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Investing in securities of foreign companies and countries involves certain considerations and risks not typically associated with investing in U.S. Government securities and securities of domestic companies. See "How the Fund Invests-Risk Factors-Risks of Foreign Investments" at page 12. In addition, the Fund may invest up to 20% of its total assets in securities rated below investment grade, but with a minimum rating of B, as determined by Moody's Investors Services, Inc. (Moody's), or Standard & Poor's Ratings Services (S&P) or by another nationally recognized statistical rating organization (NRSRO), or if unrated, are deemed to be of equivalent quality by the Subadviser (defined below). Investment in non-investment grade securities may entail additional risks to the Fund. See "How the Fund Invests-Risk Factors-Medium and Lower-Rated Securities" at page 12. The Fund is non-diversified and thus may invest more than 5% of its total assets in the securities of any one issuer. The Fund may also engage in various hedging and return enhancement strategies, including derivative transactions, such as those involving the purchase and sale of put and call options on foreign currencies and futures contracts on foreign currencies. See "How the Fund Invests-Hedging and Return Enhancement Strategies-Risks of Hedging and Return Enhancement Strategies" at page 16. The amount of income available for distribution to shareholders will be affected by any foreign currency gains or losses generated by the Fund upon the disposition of debt securities denominated in a foreign currency and by certain hedging activities of the Fund. See "Taxes, Dividends and Distributions" at page 22.



WHO MANAGES THE FUND?


     Prudential Investments Fund Management LLC (the Manager) is the manager of the Fund and is compensated for its services at an annual rate of .55 of 1% of the Fund's average daily net assets. As of November 30, 1997, the Manager served as manager or administrator to 64 investment companies, including 42 mutual funds, with aggregate assets of approximately $ 60.1 billion. The Prudential Investment Corporation, which does business under the name of Prudential Investments (Prudential Investments), furnishes investment advisory services under a Subadvisory Agreement with the Manager. Under an agreement between Prudential Investments and PRICOA Asset Management Ltd. (PRICOA and collectively with Prudential Investments, the Subadviser), PRICOA furnishes investment advisory services in connection with the management of the Fund. See "How the Fund is Managed-Manager" at page 19.


WHO DISTRIBUTES THE FUND'S SHARES?
     Prudential Securities Incorporated (Prudential Securities), a major securities underwriter and securities and commodities broker, acts as the distributor of the Fund's Class A, Class B, Class C and Class Z shares and is paid an annual distribution and service fee which is currently being charged at an annual rate of up to .15 of 1% of the average daily net assets of the Class A shares, and at the annual rate of .75 of 1% of the average daily net assets of each of the Class B and Class C shares. Prudential Securities incurs the expenses of distributing the Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed or paid for by the Fund. See "How the Fund is Managed-Distributor" at page 19.



WHAT IS THE MINIMUM INVESTMENT?


     The minimum initial investment for Class A and Class B shares is $1,000 and $5,000 for Class C shares. There is no minimum initial investment requirement for investors who qualify to purchase Class Z shares. The minimum subsequent investment is $100 for all classes, except for Class Z shares for which there is no such minimum. There is no minimum investment requirement for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Guide-How to Buy Shares of the Fund" at page 25 and "Shareholder Guide-Shareholder Services" at page 36.



HOW DO I PURCHASE SHARES?

     You may purchase shares of the Fund through Prudential Securities, Pruco Securities Corporation (Prusec) or directly from the Fund, through its transfer agent, Prudential Mutual Fund Services LLC (the Transfer Agent), at the net asset value per share (NAV) next determined after receipt of your purchase order by the Transfer Agent or Prudential Securities plus a sales charge which may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares are offered to a limited group of investors at NAV without any sales charge. See "How the Fund Values its Shares" at page 21 and "Shareholder Guide-How to Buy Shares of the Fund" at page 25.



WHAT ARE MY PURCHASE ALTERNATIVES?

     The Fund offers four classes of shares:


   o Class A Shares:   Sold with an initial sales charge of up to 3% of the offering price.
   o Class B Shares:   Sold without an initial sales charge but are subject to a contingent deferred sales charge or CDSC (declining from 3% to zero of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within four years of purchase. Although Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares
                       (which are subject to lower ongoing distribution-related expenses) approximately five years after purchase.

   o Class C Shares:   Sold without an initial sales charge and, for one year after purchase, are subject to a 1%
                       CDSC on redemptions. Like Class B shares, Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but do not convert to another class.
   o Class Z Shares:   Sold without either an initial sales charge or CDSC to a limited group of investors. Class
                       Z shares are not subject to any ongoing service or distribution expenses.

   See "Shareholder Guide-Alternative Purchase Plan" at page 26.


HOW DO I SELL MY SHARES?

     You may redeem your shares at any time at the NAV next determined after Prudential Securities or the Transfer Agent receives your sell order. However, the proceeds of redemptions of Class B and Class C shares may be subject to a CDSC. See "Shareholder Guide-How to Sell Your Shares" at page 30.



HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?

     The Fund expects to declare daily and pay monthly dividends of net investment income and make distributions of any net capital gains at least annually. Dividends and distributions will be automatically reinvested in additional shares of the Fund at NAV without a sales charge unless you request that they be paid to you in cash. The amount of income available for distribution to shareholders will be affected by any foreign currency gains or losses generated by the Fund upon the disposition of debt securities denominated in a foreign currency and by certain hedging activities of the Fund. See "Taxes, Dividends and Distributions" at page 22.

                                 FUND EXPENSES



                                                CLASS A SHARES
                                               ----------------
SHAREHOLDER TRANSACTION EXPENSES\^
 Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price) .........        3%
 Maximum Sales Load Imposed on
 Reinvested Dividends ........................       None
 Maximum Deferred Sales Load (as a
 percentage of original purchase price or
 redemption proceeds, whichever is lower) ....       None
 Redemption Fees .............................       None
 Exchange Fees ...............................       None
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                                                CLASS A SHARES
                                                ---------------
 Management Fees .............................       .55%
 12b-1 Fees (After Reduction)\^\^ ............       .15%
 Other Expenses ..............................       .65%
                                                     ----
 Total Fund Operating Expenses
  (After Reduction) ..........................      1.35%
                                                     ====



                                                           CLASS B SHARES                CLASS C SHARES     CLASS Z SHARES
                                               --------------------------------------- ------------------- ----------------
SHAREHOLDER TRANSACTION EXPENSES\^
 Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price) ..........                 None                          None               None
 Maximum Sales Load Imposed on
 Reinvested Dividends .. ......................                 None                          None               None
 Maximum Deferred Sales Load (as a
 percentage of original purchase price or
 redemption proceeds, whichever is lower) .....       3% during the first year,         1% on redemptions        None
                                                          decreasing by 1%               made within one
                                                   annually to 1% in the third and      year of purchase
                                               fourth years and 0% in the fifth year*
 Redemption Fees ..............................                 None                          None               None
 Exchange Fees ................................                 None                          None               None
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                                                           CLASS B SHARES                CLASS C SHARES     CLASS Z SHARES
                                                --------------------------------------  ------------------  ---------------
 Management Fees ..............................                 .55%                          .55%               .55%
 12b-1 Fees (After Reduction)\^\^ .............                 .75%                          .75%               None
 Other Expenses ...............................                 .65%                          .65%               .65%
                                                                ----                          ----               ----
 Total Fund Operating Expenses
  (After Reduction) ...........................                 1.95%                         1.95%             1.20%
                                                                ====                          ====               ====




                                                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
Example                                                                      --------   ---------   ---------   ---------
You would pay the following expenses on a $1,000 investment, assuming
  (1) 5% annual return and (2) redemption at the end of each time period:
  Class A ..................................................................   $43         $71        $102        $188
  Class B ..................................................................   $50         $71        $105        $190
  Class C ..................................................................   $30         $61        $105        $227
  Class Z ..................................................................   $12         $38         $66        $145
 You would pay the following expenses on the same investment, assuming no redemption:
  Class A ..................................................................   $43         $71        $102        $188
  Class B ..................................................................   $20         $61        $105        $190
  Class C ..................................................................   $20         $61        $105        $227
  Class Z ..................................................................   $12         $38         $66        $145



The above example is based on data for the Fund's fiscal year ended October 31, 1997. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes an estimate of operating expenses of the Fund, such as Directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees and franchise taxes, but excludes foreign withholding taxes.

------------

 * Class B shares will automatically convert to Class A shares approximately five years after purchase. See "Shareholder Guide-Conversion Feature -
   Class B Shares."
 \^ Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on each class of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Fund is Managed-Distributor."
\^\^ Although the Class A, Class B and Class C Distribution and Service Plans provide that the Fund may pay up to an annual rate of .30 of 1% of the average daily net assets of the Class A shares and up to 1% per annum of the average daily net assets of the Class B and Class C shares, Prudential Securities has agreed to limit its distribution expenses with respect to the Class A shares of the Fund to no more than .15 of 1% of the average daily net assets of the Class A shares, and to limit its distribution fees to no more than .75 of 1% of the average daily net assets of each of the Class B and Class C shares, for the fiscal year ending October 31, 1998. See "How the Fund is Managed-Distributor." Total Fund operating expenses without such limitation would be 1.50% for the Class A shares and 2.20% for the Class B and Class C shares.

                             FINANCIAL HIGHLIGHTS
(for a share of common stock outstanding throughout each of the periods indicated)
                                (Class A Shares)


     The following financial highlights for the year ended October 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for the six years ended October 31, 1996, have been audited by Deloitte & Touche LLP, independent auditors, whose reports thereon were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class A share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide-Shareholder Services-Reports to Shareholders."




                                                                 CLASS A
                                                   -----------------------------------
                                                         YEAR ENDED OCTOBER 31,
                                                   -----------------------------------
                                                    1997(b)      1996        1995
                                                   ----------- ----------- -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year .............    $  8.82     $  8.39     $   8.56
                                                    -------     -------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income ..........................        .60         .60          .61
Net realized and unrealized gain (loss) on
 investment and foreign currency transactions ..      ( .16)        .40       (  .21)
                                                    -------     -------     --------
  Total from investment operations .............        .44        1.00          .40
                                                    -------     -------     --------
LESS DISTRIBUTIONS
Dividends from net investment income ...........      ( .60)      ( .57)      (  .48)
Distributions in excess of net investment
 income ........................................      ( .25)          -            -
Tax return of capital distributions ............          -           -       (  .09)
                                                    -------     -------     --------
  Total distributions ..........................      ( .85)      ( .57)      (  .57)
                                                    -------     -------     --------
Net asset value, end of year ...................    $  8.41     $  8.82     $   8.39
                                                    =======     =======     ========
TOTAL RETURN(a): ...............................       5.14%      12.35%        4.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) ..................    $85,109     $69,051     $ 18,216
Average net assets (000) .......................    $83,590     $53,284     $ 20,153
Ratios to average net assets:
 Expenses, including distribution fees .........       1.35%       1.32%        1.21%
 Expenses, excluding distribution fees .........       1.20%       1.17%        1.06%
 Net investment income .........................       6.94%       7.12%        7.25%
Portfolio turnover rate ........................         53%        101%         199%



                                                     1994         1993         1992         1991
                                                   ------------ ----------- ------------ ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year .............   $    9.29     $   9.16    $    9.97    $   10.00
                                                   ---------     --------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income ..........................         .70          .97          .96         1.03
Net realized and unrealized gain (loss) on
 investment and foreign currency transactions ..      (  .86)      (  .26)      (  .95)     (   .02)
                                                   ---------     --------    ---------    ---------
  Total from investment operations .............      (  .16)         .71          .01         1.01
                                                   ---------     --------    ---------    ---------
LESS DISTRIBUTIONS
Dividends from net investment income ...........           -       (  .58)      (  .82)     (  1.03)
Distributions in excess of net investment
 income .. .....................................           -            -            -            -
Tax return of capital distributions ............      (  .57)           -            -      (   .01)
                                                   ---------     --------    ---------    ---------
  Total distributions ..........................      (  .57)      (  .58)      (  .82)     (  1.04)
                                                   ---------     --------    ---------    ---------
Net asset value, end of year ...................   $    8.56     $   9.29    $    9.16    $    9.97
                                                   =========     ========    =========    =========
TOTAL RETURN(a): ...............................   ( 1.89)%          7.96%  ( 0.07)%          10.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) ..................   $  28,841     $ 59,458    $ 101,358    $ 105,148
Average net assets (000) .......................   $  38,000     $ 70,347    $ 119,171    $  51,830
Ratios to average net assets:
 Expenses, including distribution fees .........        1.17%        1.02%        1.08%        1.01%
 Expenses, excluding distribution fees .........        1.02%         .87%         .93%         .86%
 Net investment income .........................        7.67%       10.81%        9.93%       10.23%
Portfolio turnover rate ........................         232%         307%         180%          66%



------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Calculated based upon average shares outstanding during the year.

                             FINANCIAL HIGHLIGHTS
(for a share of common stock outstanding throughout each of the periods indicated)
                                (Class B Shares)


     The following financial highlights for the year ended October 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for the six years ended October 31, 1996, have been audited by Deloitte & Touche LLP, independent auditors, whose reports thereon were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class B share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide-Shareholder Services-Reports to Shareholders."




                                                          CLASS B
                                            ------------------------------------
                                                   YEAR ENDED OCTOBER 31,
                                            ------------------------------------
                                             1997(b)      1996         1995
                                            ----------- ----------- ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ........  $  8.85     $  8.42     $   8.56
                                             -------     -------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income .....................      .55         .55          .56
Net realized and unrealized gain (loss) on
 investment and foreign currency
 transactions .............................    ( .16)        .40        ( .19)
                                             -------     -------     --------
  Total from investment operations ........      .39         .95          .37
                                             -------     -------     --------
LESS DISTRIBUTIONS
Dividends from net investment income ......    ( .55)      ( .52)       ( .43)
Distributions in excess of net investment
 income ...................................    ( .24)          -            -
Tax return of capital distributions .......        -           -        ( .08)
                                             -------     -------     --------
  Total distributions .....................    ( .79)      ( .52)       ( .51)
                                             -------     -------     --------
Net asset value, end of year ..............  $  8.45     $  8.85     $   8.42
                                             =======     =======     ========
TOTAL RETURN(a): ..........................     4.59%      11.61%        4.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) .............  $ 3,938     $44,804     $108,454
Average net assets (000) ..................  $17,941     $70,794     $139,248
Ratios to average net assets:
 Expenses, including distribution fees ....     1.95%       1.92%        1.83%
 Expenses, excluding distribution fees ....     1.20%       1.17%        1.08%
 Net investment income ....................     6.34%       6.51%        6.61%
Portfolio turnover rate ...................       53%        101%         199%



                                               1994         1993         1992         1991
                                            ------------ ------------ ------------ -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ........  $   9.29     $   9.16     $   9.97     $  10.00
                                             --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income .....................       .62          .88          .88          .95
Net realized and unrealized gain (loss) on
 investment and foreign currency
 transactions .............................     ( .86)       ( .26)       ( .95)      (  .02)
                                             --------     --------     --------     --------
  Total from investment operations ........     ( .24)         .62        ( .07)         .93
                                             --------     --------     --------     --------
LESS DISTRIBUTIONS
Dividends from net investment income ......         -        ( .49)       ( .74)      (  .95)
Distributions in excess of net investment
 income .. ................................         -            -            -            -
Tax return of capital distributions .......     ( .49)           -            -       (  .01)
                                             --------     --------     --------     --------
  Total distributions .....................     ( .49)       ( .49)       ( .74)      (  .96)
                                             --------     --------     --------     --------
Net asset value, end of year ..............  $   8.56     $   9.29     $   9.16     $   9.97
                                             ========     ========     ========     ========
TOTAL RETURN(a): .......................... (2.62)%           7.00%   (0.86)%           9.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) .............  $188,966     $375,013     $606,899     $669,086
Average net assets (000) ..................  $281,143     $474,175     $814,734     $349,607
Ratios to average net assets:
 Expenses, including distribution fees ....      1.97%        1.87%        1.93%        1.87%
 Expenses, excluding distribution fees ....      1.02%         .87%         .93%         .87%
 Net investment income ....................      6.82%        9.42%        9.05%        9.46%
Portfolio turnover rate ...................       232%         307%         180%          66%



------------

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

(b) Calculated based upon average shares outstanding during the year.

                             FINANCIAL HIGHLIGHTS
(for a share of common stock outstanding throughout each of the periods indicated)
                                (Class C Shares)


     The following financial highlights for the year ended October 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the periods prior to and including the year ended October 31, 1996, have been audited by Deloitte & Touche LLP, independent auditors, whose reports thereon were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class C share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide-Shareholder Services-Reports to Shareholders."




                                                                                   CLASS C
                                                         -----------------------------------------------------------
                                                                                                     AUGUST 1,
                                                                                                      1994(D)
                                                                  YEAR ENDED OCTOBER 31,              THROUGH
                                                         ----------------------------------------   October 31,
                                                         1997(b)      1996          1995               1994
                                                         ---------   ----------   ---------------   ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..................  $ 8.85       $  8.42         $ 8.56            $ 8.61
                                                         ------       -------         ------            ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income .................................     .55           .55           .54               .14
Net realized and unrealized gain (loss) on investment
 and foreign currency transactions ....................   ( .16)          .40     (.17 )            (.06 )
                                                         ------       -------     -----------       -----------
  Total from investment operations ....................     .39           .95          .37                .08
                                                         ------       -------     ----------        ----------
LESS DISTRIBUTIONS
Dividends from net investment income ..................   ( .55)        ( .52)    (.43 )                    -
Distributions in excess of net investment income ......   ( .24)            -            -                  -
Tax return of capital distributions ...................       -             -        ( .08)             ( .13)
                                                         ------       -------     ----------        ----------
  Total distributions .................................   ( .79)        ( .52)       ( .51)             ( .13)
                                                         ------       -------     ----------        ----------
Net asset value, end of period ........................  $ 8.45       $  8.85        $ 8.42             $ 8.56
                                                         ======       =======     ==========        ==========
TOTAL RETURN(a): ......................................    4.59%        11.61%        4.60%              0.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) .......................  $  107       $    54       $  755(e)           $  200(e)
Average net assets (000) ..............................  $  116       $     4     $1,461(e)             $  199(e)
Ratios to average net assets:
 Expenses, including distribution fees ................    1.95%         1.92%     1.70%                .93%(c)
 Expenses, excluding distribution fees ................    1.20%         1.17%      .95%                .18%(c)
 Net investment income ................................    6.36%         6.35%     6.43%               7.02%(c)
Portfolio turnover rate ...............................      53%          101%      199%                232%



------------

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Amounts are actual and not rounded to the nearest thousand.

                             FINANCIAL HIGHLIGHTS
   (for a share of common stock outstanding throughout the period indicated)
                                (Class Z Shares)


     The following financial highlights have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class Z share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. The information is based on data contained in the financial statements. Further performance information is contained in the Fund's annual report, which may be obtained without charge. See "Shareholder Guide-Shareholder Services-Reports to Shareholders."




                                                                                          CLASS Z
                                                                                        ----------------
                                                                                        JANUARY 27,
                                                                                          1997(D)
                                                                                          THROUGH
                                                                                        OCTOBER 31,
                                                                                           1997
                                                                                        ----------------
  PER SHARE OPERATING PERFORMANCE:(b)
  Net asset value, beginning of period ..............................................      $   8.57
                                                                                           --------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income .............................................................           .43
  Net realized and unrealized loss on investment and foreign currency transactions ..         ( .11)
                                                                                           --------
    Total from investment operations ................................................           .32
                                                                                           --------
  LESS DISTRIBUTIONS
  Dividends from net investment income ..............................................         ( .43)
  Distributions in excess of net investment income ..................................         ( .02)
                                                                                           --------
   Total distributions ..............................................................         ( .45)
                                                                                           --------
  Net asset value, end of period ....................................................      $   8.44
                                                                                           ========
  TOTAL RETURN(a): ..................................................................          3.53%
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ...................................................      $      4
  Average net assets (000) ..........................................................      $    308(e)
  Ratios to average net assets:
   Expenses, including distribution fees ............................................          1.20%(c)
   Expenses, excluding distribution fees ............................................          1.20%(c)
   Net investment income ............................................................         14.07%(c)
  Portfolio turnover rate ...........................................................            53%



------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Annualized.
(d) Commencement of offering of Class Z shares.

(e) Amounts are actual and not rounded to the nearest thousand.

--------------------------------------------------------------------------------
                             HOW THE FUND INVESTS





INVESTMENT OBJECTIVE AND POLICIES


     THE FUND'S INVESTMENT OBJECTIVE IS TO MAXIMIZE TOTAL RETURN, THE COMPONENTS OF WHICH ARE CURRENT INCOME AND CAPITAL APPRECIATION. THE FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING PRIMARILY IN A PORTFOLIO OF INVESTMENT GRADE DEBT SECURITIES DENOMINATED IN THE U.S. DOLLAR AND A RANGE OF FOREIGN CURRENCIES. THE FUND WILL MAINTAIN A WEIGHTED AVERAGE MATURITY OF MORE THAN 2, BUT LESS THAN 5, YEARS, WITH THE MATURITY FOR ANY INDIVIDUAL SECURITY GENERALLY NOT EXCEEDING 10 YEARS. THE FUND MAY ALSO INVEST UP TO 20% OF ITS TOTAL ASSETS IN DEBT SECURITIES RATED BELOW INVESTMENT GRADE, WITH A MINIMUM RATING OF B, BY EITHER S&P OR MOODY'S OR BY ANOTHER NRSRO, OR, IF UNRATED, ARE DEEMED TO BE OF EQUIVALENT QUALITY BY THE SUBADVISER. SEE "RISK FACTORS-MEDIUM AND LOWER-RATED SECURITIES" BELOW. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. SEE "INVESTMENT OBJECTIVE AND POLICIES" IN THE STATEMENT OF ADDITIONAL INFORMATION. AS WITH AN INVESTMENT IN ANY MUTUAL FUND, AN INVESTMENT IN THIS FUND CAN DECREASE IN VALUE AND SHAREHOLDERS CAN LOSE MONEY.

     THE FUND'S INVESTMENT OBJECTIVE IS A FUNDAMENTAL POLICY AND CANNOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SECURITIES, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE INVESTMENT COMPANY ACT). FUND POLICIES THAT ARE NOT FUNDAMENTAL MAY BE MODIFIED BY THE BOARD OF DIRECTORS.

     THE FUND, UNDER NORMAL CIRCUMSTANCES, WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN INCOME-PRODUCING SECURITIES. Under normal circumstances, the Fund invests its assets in debt securities of issuers in at least five different countries including the United States. The Fund may also engage in various hedging and return enhancement strategies, including derivative transactions such as the purchase and sale of put and call options, forward foreign currency exchange contracts and futures contracts and related options.

     The Fund is managed in accordance with a multi-market investment strategy, allocating the Fund's investments among securities denominated in the U.S. dollar and the currencies of a number of foreign countries and, within each such country, among different types of debt securities. The Subadviser adjusts the Fund's exposure to each currency based on its perception of the most favorable markets and issuers. In this regard, the percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Subadviser's assessment of the relative yield of such securities and the relationship of a country's currency to the U.S. dollar. The Fund, however, normally will invest at least 30% of its total assets in securities denominated in U.S. Dollars (or in lieu thereof hold cash), and at least 50% of its total assets in Dollar Bloc currencies (U.S., Canada, Australia or New Zealand). The Fund may from time to time invest 25% or more of its total assets in securities of issuers in one or more countries depending upon the Subadviser's assessment. The Subadviser considers fundamental economic strength, credit quality and interest rate trends in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. The Fund may invest up to 100% of its assets in securities denominated in U.S. dollars or U.S. Treasury securities or hold cash for temporary defensive purposes.

     RETURNS ON SHORT-TERM FOREIGN CURRENCY DENOMINATED DEBT INSTRUMENTS CAN BE ADVERSELY AFFECTED BY CHANGES IN EXCHANGE RATES. The Fund's Subadviser believes that the use of foreign currency hedging techniques, including "cross-currency hedges," may assist, under certain conditions, in helping to protect against declines in the U.S. dollar value of income available for distribution to shareholders and declines in the NAV of the Fund's shares resulting from adverse changes in currency exchange rates. For example, the return available from securities denominated in a particular foreign currency would diminish in the event the value of the U.S. dollar increased against such currency. Such a decline could be partially or completely offset by an increase in value of a cross-currency hedge involving a forward exchange contract to sell a different foreign currency, where such contract is available on terms more advantageous to the Fund than a contract to sell the currency in which the position being hedged is denominated. Cross-currency hedges can, therefore, under certain conditions, provide protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. However, there can be no assurance that the Fund will be able to engage in cross-currency hedging or that foreign exchange rate relationships will be sufficiently predictable to enable the Subadviser to successfully employ cross-currency hedging techniques. A cross-currency hedge cannot protect against exchange rate risks perfectly, and if the Subadviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

     The Fund invests in debt securities denominated in the currencies of countries whose governments are considered stable by the Fund's Subadviser. In addition to the U.S. Dollar, such currencies include, among others, the Australian Dollar, Austrian Schilling, British Pound Sterling, Canadian Dollar, Dutch Guilder, European Currency Unit (ECU), French Franc, German Mark, Italian Lira, Japanese Yen, New Zealand Dollar, Spanish Peseta, Finnish Marka, Mexican Peso, Danish Kroner, Norwegian Kroner, Swedish Krona and Swiss Franc. An issuer of debt securities purchased by the Fund may be domiciled in a country other than the country in whose currency the instrument is denominated. THE FUND MAY ALSO INVEST IN DEBT SECURITIES DENOMINATED IN THE CURRENCIES OF CERTAIN "EMERGING MARKET" NATIONS, SUCH AS, BUT NOT LIMITED TO, THE CZECH REPUBLIC, HUNGARY, GREECE, SOUTH KOREA, HONG KONG, MALAYSIA, INDONESIA, THAILAND, CHINA, ISRAEL, CHILE, COLOMBIA, VENEZUELA, ESTONIA, TURKEY AND ARGENTINA. COMPANIES IN THESE MARKETS IN WHICH THE FUND MAY INVEST MAY HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY LACK MANAGEMENT DEPTH. THE SECURITIES OF THESE COMPANIES MAY HAVE LIMITED MARKETABILITY AND MAY BE SUBJECT TO MORE ABRUPT OR ERRATIC MARKET MOVEMENTS THAN SECURITIES OF LARGER, MORE ESTABLISHED COMPANIES OR THE MARKET AVERAGES IN GENERAL.

     The Fund's investments will consist of (i) debt securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (U.S. Government securities), (ii) obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies or instrumentalities, or by supranational entities, (iii) corporate debt securities, (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks having total assets of more than $500 million), (v) commercial paper, (vi) loan participations, (viii) equity-related securities, including common stock, preferred stock and convertible securities, and (ix) zero coupon securities.

     The Fund will invest primarily in "investment grade" debt obligations. Investment grade debt obligations are bonds and other obligations rated within the four highest quality grades as determined by Moody's (currently Aaa, Aa, A and Baa for bonds and Prime-1 for commercial paper), or S&P (currently AAA, AA, A and BBB for bonds and A-1 for commercial paper), or by another NRSRO or, unrated securities of equivalent quality. Securities rated Baa by Moody's or BBB by S&P, although considered to be investment grade, lack outstanding investment characteristics and, in fact, have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds. See the "Description of Security Ratings" in the Appendix to the Prospectus. The Fund is permitted to invest up to 20% of its total assets in lower quality debt securities rated B or BB by S&P or B or Ba by Moody's or comparably rated by any other NRSRO, or in unrated securities of equivalent quality. Lower rated securities are subject to a greater risk of loss of principal and interest. See "Risk Factors-Medium and Lower-Rated Securities" below.

     THE FUND MAY INVEST WITHOUT LIMITATION IN COMMERCIAL PAPER AND OTHER INSTRUMENTS WHICH ARE INDEXED TO CERTAIN SPECIFIC FOREIGN CURRENCY EXCHANGE RATES. The terms of such instruments provide that their principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such instruments with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such instruments entail the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

     THE FUND MAY INVEST IN DEBT SECURITIES ISSUED BY SUPRANATIONAL ORGANIZATIONS such as: the World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

     THE FUND MAY INVEST IN DEBT SECURITIES DENOMINATED IN THE ECU, WHICH IS A "BASKET" CONSISTING OF SPECIFIED AMOUNTS OF CURRENCIES OF CERTAIN OF THE TWELVE MEMBER STATES OF THE EUROPEAN COMMUNITY. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Fund's Subadviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranationals, in particular, issue ECU-denominated obligations.

     THE FUND IS "NON-DIVERSIFIED" SO THAT IT MAY INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ONE OR MORE ISSUERS. INVESTMENT IN A NON-DIVERSIFIED PORTFOLIO INVOLVES GREATER RISK THAN INVESTMENT IN A DIVERSIFIED PORTFOLIO BECAUSE A LOSS RESULTING FROM THE DEFAULT OF A SINGLE ISSUER MAY REPRESENT A GREATER PORTION OF THE TOTAL ASSETS OF A NON-DIVERSIFIED PORTFOLIO.


RISK FACTORS

     RISKS OF FOREIGN INVESTMENTS. INVESTING IN SECURITIES ISSUED BY FOREIGN GOVERNMENTS AND CORPORATIONS INVOLVES CONSIDERATIONS AND POSSIBLE RISKS NOT TYPICALLY ASSOCIATED WITH INVESTING IN OBLIGATIONS ISSUED BY THE U.S. GOVERNMENT AND DOMESTIC CORPORATIONS. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.

     Investing in the fixed-income markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries. The risks associated with investments in foreign securities, described above, may be greater with respect to investments in developing countries.

     MEDIUM AND LOWER-RATED SECURITIES. Fixed-income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The markets in which medium and lower-rated securities (or unrated securities that are equivalent to medium and lower-rated securities) are traded are generally more limited than those in which higher-rated securities are traded. The existence of limited markets may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of debt securities for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell debt securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. Lower rated or unrated (i.e., high yield or high risk) securities (commonly referred to as junk bonds) are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. The Subadviser considers both credit risk and market risk in making investment decisions for the Fund.

     Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Subadviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices in calculating the Fund's NAV.


     Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the debt portion of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.


     Ratings of fixed-income securities represent the rating agency's opinion regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.


     Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Subadviser will consider this event in its determination of whether the Fund should continue to hold the securities.

     During the year ended October 31, 1997, the monthly dollar weighted average ratings of the debt obligations held by the Fund, expressed as a percentage of the Fund's total investments, were as follows:






               Percentage of Total
  Ratings          Investments
------------   --------------------
AAA/Aaa ..........     46.88%
AA/Aa ............     13.10%
A/A ..............      9.96%
BBB/Baa ..........     10.23%
BB/Ba ............     14.66%
B/B ..............         0%
Unrated ..........      5.17%


OTHER INVESTMENTS AND INVESTMENT TECHNIQUES


     In addition, the Fund is permitted to make the investments and engage in the investment techniques described below. Under normal circumstances, these investments will represent no more than 35% of the total assets of the Fund.



     EQUITY-RELATED SECURITIES


     The Fund may invest up to 10% of its total assets in equity-related securities (including up to 5% of its total assets in convertible securities). Equity-related securities include common stocks, preferred stocks, securities which are convertible or exchangeable for common stocks or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investments, American Depository Receipts (ADRs) and warrants and rights exercisable for equity securities. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and are traded on a United States exchange or over-the-counter market. See "Convertible Securities" below.




     CONVERTIBLE SECURITIES


     A convertible security is a bond, debenture, corporate note, preferred stock or other similar security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock or other equity security of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation dependent upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.



     ZERO COUPON SECURITIES


     The Fund may invest up to 10% of its total assets in zero coupon securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received annually "phantom income." The Fund accrues income with respect to these securities prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interests at regular intervals.




HEDGING AND RETURN ENHANCEMENT STRATEGIES



     THE FUND MAY ENGAGE IN VARIOUS PORTFOLIO STRATEGIES, INCLUDING INVESTING IN DERIVATIVES, TO REDUCE CERTAIN RISKS OF ITS INVESTMENTS AND TO ATTEMPT TO ENHANCE RETURN, BUT NOT FOR SPECULATION. THE FUND, AND THUS ITS INVESTORS, MAY LOSE MONEY THROUGH ANY UNSUCCESSFUL USE OF THESE STRATEGIES. These strategies currently include the use of options, forward foreign currency exchange contracts and futures contracts and options thereon. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. See "Additional Investment Information" in the Statement of Additional Information. New financial products and risk management techniques continue to be developed and the Fund may use these new investments and techniques to the extent consistent with its investment objective and policies.



     OPTIONS TRANSACTIONS


     THE FUND MAY PURCHASE AND WRITE (I.E., SELL) PUT AND CALL OPTIONS ON SECURITIES AND CURRENCIES THAT ARE TRADED ON NATIONAL SECURITIES EXCHANGES OR IN THE OVER-THE-COUNTER MARKET TO ATTEMPT TO ENHANCE RETURN OR TO HEDGE THE FUND'S INVESTMENTS. THESE OPTIONS WILL BE ON DEBT SECURITIES, FINANCIAL INDICES (E.G., S&P 500), U.S. GOVERNMENT SECURITIES, FOREIGN GOVERNMENT SECURITIES AND FOREIGN CURRENCIES. The Fund may write put and call options to attempt to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in price of securities (or currencies) it intends to purchase. The Fund may also purchase put and call options to offset previously written put and call options of the same series. See "Additional Investment Information-Additional Risks-Options on Securities" in the Statement of Additional Information.

     A CALL OPTION GIVES THE PURCHASER, IN EXCHANGE FOR A PREMIUM PAID, THE RIGHT FOR A SPECIFIED PERIOD OF TIME TO PURCHASE THE SECURITIES OR CURRENCY SUBJECT TO THE OPTION AT A SPECIFIED PRICE (THE EXERCISE PRICE OR STRIKE PRICE). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When the Fund writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

     A PUT OPTION GIVES THE PURCHASER, IN RETURN FOR A PREMIUM, THE RIGHT, FOR A SPECIFIED PERIOD OF TIME, TO SELL THE SECURITIES OR CURRENCY SUBJECT TO THE OPTION TO THE WRITER OF THE PUT AT THE SPECIFIED EXERCISE PRICE. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     THE FUND WILL WRITE ONLY "COVERED" OPTIONS. An option is covered if, as long as the Fund is obligated under the option, it (i) owns an offsetting position in the underlying security or currency or, (ii) maintains in a segregated account cash or other liquid assets in an amount equal to or greater than its obligations under the option. Under the first circumstance, the Fund's losses are limited because it owns the underlying security or currency; under the second circumstance, in the case of a written call option, the Fund's losses are potentially unlimited. See "Additional Investment Information-Additional Risks" in the Statement of Additional Information.

     THERE IS NO LIMITATION ON THE AMOUNT OF CALL OPTIONS THE FUND MAY WRITE. THE FUND MAY ONLY WRITE COVERED PUT OPTIONS TO THE EXTENT THAT COVER FOR SUCH OPTIONS DOES NOT EXCEED 25% OF THE FUND'S NET ASSETS. THE FUND WILL NOT PURCHASE AN OPTION IF, AS A RESULT OF SUCH PURCHASE, MORE THAN 20% OF ITS TOTAL ASSETS WOULD BE INVESTED IN PREMIUMS FOR OPTIONS AND OPTIONS ON FUTURES.



     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


     THE FUND MAY ENTER INTO FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO PROTECT THE VALUE OF ITS PORTFOLIO AGAINST FUTURE CHANGES IN THE LEVEL OF CURRENCY EXCHANGE RATES. The Fund may enter into such contracts on a spot, i.e., cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.

     THE FUND'S DEALINGS IN FORWARD CONTRACTS WILL BE LIMITED TO HEDGING INVOLVING EITHER SPECIFIC TRANSACTIONS OR PORTFOLIO POSITIONS. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and Fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency or in a different foreign currency (cross hedge). Although there are no limits on the number of forward contracts which the Fund may enter into, the Fund may not position hedge (including cross hedges) with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of foreign currency) of the securities being hedged. See "Additional Investment Information-Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.



     FUTURES CONTRACTS AND OPTIONS THEREON


     THE FUND MAY PURCHASE AND SELL FINANCIAL FUTURES CONTRACTS AND OPTIONS THEREON WHICH ARE TRADED ON A COMMODITIES EXCHANGE OR BOARD OF TRADE TO REDUCE CERTAIN RISKS OF ITS INVESTMENTS AND TO ATTEMPT TO ENHANCE RETURN IN ACCORDANCE WITH REGULATIONS OF THE COMMODITY FUTURES TRADING COMMISSION (CFTC). THE FUND, AND THUS ITS INVESTORS, MAY LOSE MONEY THROUGH ANY UNSUCCESSFUL USE OF THESE STRATEGIES. These futures contracts and related options will be on debt securities, financial indices, U.S. Government securities, foreign government securities and foreign currencies. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currencies at a set price for delivery in the future.

     The Fund may not purchase or sell futures contracts and related options to attempt to enhance return, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures and options on futures and premiums paid for such related options would exceed 5% of the liquidation value of the Fund's total assets. The Fund may purchase and sell futures contracts and related options, without limitation, for bona fide hedging purposes in accordance with regulations of the CFTC (i.e., to reduce certain risks of its investments). Although there are no other limits applicable to futures contracts, the value of all futures contracts sold will not exceed the total market value of the Fund's portfolio.

     THE FUND'S SUCCESSFUL USE OF FUTURES CONTRACTS AND RELATED OPTIONS DEPENDS UPON THE SUBADVISER'S ABILITY TO PREDICT THE DIRECTION OF THE MARKET AND IS SUBJECT TO VARIOUS ADDITIONAL RISKS. The correlation between movements in the price of a futures contract and the price of the securities or currencies being hedged is imperfect and there is a risk that the value of the securities or currencies being hedged may increase or decrease at a greater rate than the related futures contracts resulting in losses to the Fund. Certain futures exchanges or boards of trade have established daily limits on the amount that the price of futures contracts or related options may vary, either up or down, from the previous day's settlement price. These daily limits may restrict the Fund's ability to purchase or sell certain futures contracts or related options on any particular day.

     THE FUND'S ABILITY TO ENTER INTO OR CLOSE OUT FUTURES CONTRACTS AND OPTIONS THEREON IS LIMITED BY THE REQUIREMENTS OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE INTERNAL REVENUE CODE), FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY. SEE "ADDITIONAL INVESTMENT INFORMATION-FUTURES CONTRACTS AND OPTIONS THEREON" AND "TAXES, DIVIDENDS AND DISTRIBUTIONS" IN THE STATEMENT OF ADDITIONAL INFORMATION.



     RISKS OF HEDGING AND RETURN ENHANCEMENT STRATEGIES


     PARTICIPATION IN THE OPTIONS OR FUTURES MARKETS AND IN CURRENCY EXCHANGE TRANSACTIONS INVOLVES INVESTMENT RISKS AND TRANSACTION COSTS TO WHICH THE FUND WOULD NOT BE SUBJECT ABSENT THE USE OF THESE STRATEGIES. THE FUND, AND THUS ITS INVESTORS, MAY LOSE MONEY THROUGH ANY UNSUCCESSFUL USE OF THESE STRATEGIES. If the Subadviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include (1) dependence on the Subadviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time;
(5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of the Fund to purchase or sell a security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.



OTHER INVESTMENTS AND POLICIES



     SHORT SALES AGAINST-THE-BOX


     The Fund may make short sales against-the-box which is a short sale in which the Fund owns an equal amount of the securities sold short or owns securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.



     REPURCHASE AGREEMENTS


     The Fund may enter into repurchase agreements, whereby the seller of a security agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the repurchase agreement. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. The Fund participates in a joint repurchase account with other investment companies managed by the Manager pursuant to an order of the Securities and Exchange Commission (SEC). See "Additional Investment Information-Repurchase Agreements" in the Statement of Additional Information.



     SECURITIES LENDING


     The Fund may lend its portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or equivalent collateral or secures an irrevocable letter of credit in favor of the Fund in an amount equal to at least 100%, determined daily, of the market value of the securities loaned which are maintained in a segregated account pursuant to applicable regulations. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. As a matter of fundamental policy, the Fund cannot lend more than 30% of the value of its total assets. The Fund may pay reasonable administration and custodial fees in connection with a loan.



     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


     The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund's custodian (the Custodian) will maintain, in a segregated account of the Fund, cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities the value may be more or less than the purchase price and an increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's NAV.


     SEGREGATED ACCOUNT

     The Fund will establish a segregated account with its Custodian in which it will maintain cash, U.S. Government securities, equity securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions, including forward contracts (except foreign currency exchange contracts, if otherwise covered), when-issued and delayed delivery securities, repurchase agreements, futures contracts, written options and options on futures contracts (unless otherwise covered). The assets deposited in the segregated account will be marked-to-market daily.



     BORROWING


     The Fund may borrow an amount equal to no more than 20% of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions. During periods when the Fund has borrowed for temporary, extraordinary or emergency purposes or for the clearance of transactions, the Fund may pursue its investment objective by purchasing additional securities which can result in increased volatility of the Fund's NAV. The Fund will not borrow to take advantage of investment opportunities. See "Additional Investment Information-Borrowing" in the Statement of Additional Information. The Fund may pledge up to 20% of its total assets to secure these borrowings.



     ILLIQUID SECURITIES


     The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable in securities markets either within or outside of the United States. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the Securities Act), and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities. The Subadviser will monitor the liquidity of restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.



     PORTFOLIO TURNOVER


     The Fund's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover (over 100%) may involve correspondingly greater brokerage commissions and other transaction costs which will be borne directly by the Fund. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In addition, high portfolio turnover may result in increased short-term capital gains which, when distributed to shareholders, are treated as ordinary income. See "Taxes, Dividends and Distributions."

     SECURITIES OF OTHER INVESTMENT COMPANIES



     The Fund may invest up to 5% of its total assets in shares of closed-end investment companies or investment trusts. To the extent the Fund invests in securities of other investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees.


INVESTMENT RESTRICTIONS

     The Fund is subject to certain investment restrictions which, like its investment objectives, constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

--------------------------------------------------------------------------------
                            HOW THE FUND IS MANAGED






     THE FUND HAS A BOARD OF DIRECTORS WHICH, IN ADDITION TO OVERSEEING THE ACTIONS OF THE FUND'S MANAGER, SUBADVISER AND DISTRIBUTOR, AS SET FORTH BELOW, DECIDES UPON MATTERS OF GENERAL POLICY. THE FUND'S MANAGER CONDUCTS AND SUPERVISES THE DAILY BUSINESS OPERATIONS OF THE FUND. THE FUND'S SUBADVISER FURNISHES DAILY INVESTMENT ADVISORY SERVICES.

     For the fiscal year ended October 31, 1997, the Fund's total expenses as a percentage of average net assets for the Fund's Class A, Class B, Class C and Class Z shares were 1.35%, 1.95%, 1.95% and 1.20%, respectively. See "Financial Highlights."



MANAGER

     THE FUND'S MANAGER, PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC, GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS COMPENSATED FOR ITS SERVICES AT AN ANNUAL RATE OF .55 OF 1% OF THE FUND'S AVERAGE DAILY NET ASSETS. The Manager is organized in New York as a limited liability company. For the fiscal year ended October 31, 1997, the Fund paid management fees to the Manager of .55 of 1% of the Fund's average net assets.


     As of November 30, 1997, the Manager served as the manager to 41 open-end investment companies, constituting substantially all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $ 60.1 billion.


     UNDER THE MANAGEMENT AGREEMENT WITH THE FUND, THE MANAGER MANAGES THE INVESTMENT OPERATIONS OF THE FUND AND ALSO ADMINISTERS THE FUND'S CORPORATE AFFAIRS. See "Manager" in the Statement of Additional Information.


     UNDER A SUBADVISORY AGREEMENT, PRUDENTIAL INVESTMENTS FURNISHES INVESTMENT ADVISORY SERVICES IN CONNECTION WITH THE MANAGEMENT OF THE FUND AND IS REIMBURSED BY THE MANAGER FOR ITS REASONABLE COSTS AND EXPENSES INCURRED IN PROVIDING SUCH SERVICES. Under an agreement between Prudential Investments and PRICOA, PRICOA furnishes investment advisory services to the Fund for which it is paid at the annual rate of 0.30 of 1% of the Fund's average net assets. Under the Management Agreement, the Manager continues to have responsibility for all investment advisory services and supervises the Subadviser's performance of such services.

     The Fund is managed by J. Gabriel Irwin and Simon Wells, who head a Global Fixed Income Group of Prudential Investments. As a team, they have responsibility for the day-to-day management of the Fund. Messrs. Irwin and Wells have been officers of PRICOA since August 1997 and have been employed by the Prudential Investments and Prudential-Bache Securities (U.K.) Inc. since April 1995. Messrs. Irwin and Wells were previously employed by Smith Barney Global Capital Management Inc., where they worked together as Directors and senior members of the Investment Policy Committee and managed approximately $1.5 billion in institutional and mutual fund assets. Messrs. Irwin and Wells also serve as the portfolio managers of Prudential International Bond Fund, Inc., The Global Total Return Fund, Inc. and Prudential Intermediate Global Income Fund, Inc.

     The Manager and Prudential Investments are wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company. PRICOA, a subsidiary of Prudential, is a private limited company organized and existing under the laws of England and regulated by IMRO in the conduct of its investment business. Its address is 115 Houndsditch, London EC3A 7BU.



DISTRIBUTOR


     PRUDENTIAL SECURITIES, ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292, IS A CORPORATION ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE AND SERVES AS THE DISTRIBUTOR OF THE CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF THE FUND. IT IS AN INDIRECT, WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL.

     UNDER SEPARATE DISTRIBUTION AND SERVICE PLANS (THE CLASS A PLAN, THE CLASS B PLAN AND THE CLASS C PLAN, COLLECTIVELY, THE PLANS) ADOPTED BY THE FUND UNDER RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT AND A DISTRIBUTION AGREEMENT (THE DISTRIBUTION AGREEMENT), PRUDENTIAL SECURITIES INCURS THE EXPENSES OF DISTRIBUTING THE FUND'S CLASS A, CLASS B AND CLASS C SHARES. Prudential Securities also incurs the expenses of distributing the Fund's Class Z shares under the Distribution Agreement, none of which is reimbursed by or paid for by the Fund. These expenses include commissions and account servicing fees paid to, or on account of, financial advisers of Prudential Securities and representatives of Prusec, an affiliated broker-dealer, commissions paid to, or on account of, other broker-dealers or financial institutions (other than national banks) which have entered into agreements with Prudential Securities, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of Prudential Securities and Prusec associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     Under the Class A Plan, the Fund pays Prudential Securities a distribution and service fee as reimbursement for expenses incurred in distributing the Fund's Class A shares. Under the Class B and Class C Plans, the Fund pays distribution and/or service fees to Prudential Securities as compensation for its distribution and service activities undertaken in connection with the Class B and Class C shares, not as reimbursement for specific expenses incurred. If Prudential Securities' expenses under the Class B and Class C Plans exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If Prudential Securities' expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

     UNDER THE CLASS A PLAN, THE FUND MAY PAY PRUDENTIAL SECURITIES FOR ITS DISTRIBUTION-RELATED EXPENSES WITH RESPECT TO CLASS A SHARES AT AN ANNUAL RATE OF UP TO .30 OF 1% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES OF THE FUND. The Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1% of the average daily net assets of the Class A shares. It is expected that, in the case of Class A shares, proceeds from the distribution fee will be used primarily to pay account servicing fees to financial advisers. Prudential Securities has advised the Fund that distribution-related expenses under the Class A Plan will not exceed .15 of 1% of the average daily net assets of the Class A shares for the fiscal year ending October 31, 1998.

     UNDER THE CLASS B AND CLASS C PLANS, THE FUND MAY PAY PRUDENTIAL SECURITIES FOR ITS DISTRIBUTION-RELATED ACTIVITIES WITH RESPECT TO CLASS B AND CLASS C SHARES AT AN ANNUAL RATE OF UP TO 1% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS B AND CLASS C SHARES, RESPECTIVELY. The Class B Plan provides for the payment to Prudential Securities of (i) an asset-based sales charge of up to
 .75 of 1% of the average daily net assets of the Class B shares and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class B shares. The Class C Plan provides for the payment to Prudential Securities of
(i) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class C shares, and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts. Prudential Securities has agreed to limit its distribution-related fees payable under the Class B and Class C Plans to .75 of 1% of the average daily net assets of the Class B and Class C shares for the fiscal year ending October 31, 1998. Prudential Securities also receives CDSCs from certain redeeming shareholders. See "Shareholder Guide-How to Sell Your Shares-Contingent Deferred Sales Charges."

     For the fiscal year ended October 31, 1997, the Fund paid distribution expenses of .15%, .75% and .75% of the average net assets of the Class A, Class B and Class C shares of the Fund, respectively. The Fund records all payments made under the Plans as expenses in the calculation of net investment income.

     Distribution expenses attributable to the sale of Class A, Class B and Class C shares of the Fund will be allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B or Class C shares of the Fund other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

     Each Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the Rule 12b-1 Directors), vote annually to continue the Plan. Each Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Directors or of a majority of the outstanding shares of the applicable class of the Fund. The Fund will not be obligated to pay expenses incurred under any Plan if it is terminated or not continued.

     In addition to distribution and service fees paid by the Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments out of its own resources to dealers (including Prudential Securities) and other persons which distribute shares of the Fund (including Class Z shares). Such payments may be calculated by reference to the NAV of shares sold by such persons or otherwise.

     Prudential Securities is subject to the rules of the National Association of Securities Dealers, Inc. (the NASD) governing maximum sales charges. See "Distributor" in the Statement of Additional Information.


FEE WAIVERS
     Prudential Securities has agreed to limit its distribution fee for the Class A, Class B and Class C shares as described above under "Distributer." Fee waivers will increase the Fund's yield and total return. See "How the Fund Calculates Performance."



PORTFOLIO TRANSACTIONS

     Prudential Securities may act as a broker or futures commission merchant for the Fund provided that the commissions, fees or other remuneration it receives are fair and reasonable. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     The Custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian for the Fund's investment securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Its mailing address is P.O. Box 1713, Boston, Massachusetts 02105.

     The Fund's Transfer Agent, Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837, serves as transfer agent and dividend disbursing agent and in those capacities maintains certain books and records for the Fund. The Transfer Agent is a wholly-owned subsidiary of the Manager. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.



--------------------------------------------------------------------------------
                         HOW THE FUND VALUES ITS SHARES






     THE FUND'S NAV IS DETERMINED BY SUBTRACTING ITS LIABILITIES FROM THE VALUE OF ITS ASSETS AND DIVIDING THE REMAINDER BY THE NUMBER OF OUTSTANDING SHARES. NAV IS CALCULATED SEPARATELY FOR EACH CLASS. THE BOARD OF DIRECTORS HAS FIXED THE SPECIFIC TIME OF DAY FOR THE COMPUTATION OF THE FUND'S NAV TO BE AS OF 4:15 P.M., NEW YORK TIME.

     Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board of Directors. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. See "Net Asset Value" in the Statement of Additional Information.

     The Fund will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's securities do not materially affect the NAV.


     Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class may result in different NAVs and dividends. As long as the Fund declares dividends daily, the NAV of Class A, Class B, Class C and Class Z shares will generally be the same. It is expected, however, that the dividends will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.




--------------------------------------------------------------------------------
                      HOW THE FUND CALCULATES PERFORMANCE







     FROM TIME TO TIME THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN, AGGREGATE TOTAL RETURN AND YIELD IN ADVERTISEMENTS OR SALES LITERATURE. TOTAL RETURN AND YIELD ARE CALCULATED SEPARATELY FOR CLASS A, CLASS B, CLASS C AND CLASS Z SHARES. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows how much an investment in the Fund would have increased (decreased) over a specified period of time (i.e., one, five or ten years or since inception of the Fund) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. The aggregate total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance and takes into account any applicable initial sales charges or CDSCs. Neither average annual total return nor aggregate total return takes into account any federal or state income taxes which may be payable upon redemption. The yield refers to the income generated by an investment in the Fund over a one-month or 30-day period. This income is then "annualized;" that is, the amount of income generated by the investment during that 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., other industry publications, business periodicals and market indices. See "Performance Information" in the Statement of Additional Information. Further performance information is contained in the Fund's annual and semi-annual reports to shareholders, which may be obtained without charge. See "Shareholder Guide-Shareholder Services-Reports to Shareholders."




--------------------------------------------------------------------------------
                      TAXES, DIVIDENDS AND DISTRIBUTIONS








TAXATION OF THE FUND


     THE FUND HAS ELECTED TO QUALIFY AND INTENDS TO REMAIN QUALIFIED AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE. ACCORDINGLY, THE FUND WILL NOT BE SUBJECT TO FEDERAL INCOME TAXES ON ITS NET INVESTMENT INCOME AND NET CAPITAL GAINS, IF ANY, THAT IT DISTRIBUTES TO ITS SHAREHOLDERS. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.


     Gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of the Fund's investment company taxable income available to be distributed to you as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If currency fluctuation losses exceed other investment company taxable income during a taxable year, distributions made by the Fund during the year would be characterized as a return of capital to the shareholder, reducing his/her basis in their Fund shares.


     In addition, under the Internal Revenue Code, special rules apply to the treatment of certain options and futures contracts (Section 1256 contracts). At the end of each year, such investments held by the Fund will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.



TAXATION OF SHAREHOLDERS

     Any dividends out of net taxable investment income, together with distributions of net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) distributed to shareholders, will be taxable as ordinary income to the shareholder whether or not reinvested. Any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders will be taxable as long-term capital gains to shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum long-term capital gains rate for individuals for securities held between 12 and 18 months currently is 28% and for securities held more than 18 months is 20%. The maximum long-term capital gains rate for corporate shareholders is currently the same as the maximum tax rate for ordinary income.

     Both regular and capital gains dividends are taxable to shareholders in the year in which received, whether they are received in cash or in additional shares. In addition, certain dividends declared by the Fund will be treated as received by shareholders on December 31 of the year the dividends are declared. This rule applies to dividends declared by the Fund in October, November or December of a calendar year, payable to shareholders of record on a date in any such month, if such dividends are paid during January of the following calendar year.
     Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held more than one year and otherwise as short-term capital gain or loss. Any short-term capital loss realized upon a sale or redemption of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder with respect to those shares. Gain or loss on shares held more than 18 months will be considered in determining a holder's adjusted net capital gain subject to a maximum tax rate of 20%.
     Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.
     A shareholder who acquires shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund.

     The Fund has obtained opinions of counsel to the effect that neither (i) the conversion of Class B shares into Class A shares nor (ii) the exchange of Class B or Class C shares for Class A or Class Z shares or the exchange of Class A shares for Class Z shares constitutes a taxable event for federal income tax purposes. However, such opinions are not binding on the Internal Revenue Service.


WITHHOLDING TAXES

     Under U.S. Treasury Regulations, the Fund is required to withhold and remit to the U.S. Treasury 31% of dividend, capital gain income and redemption proceeds on the accounts of certain shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law.
     Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
     THE FUND EXPECTS TO DECLARE DAILY AND PAY MONTHLY DIVIDENDS OF ALL OR SUBSTANTIALLY ALL OF THE NET INVESTMENT INCOME (IF ANY) AND MAKE DISTRIBUTIONS AT LEAST ANNUALLY OF ANY NET CAPITAL GAINS. Dividends paid by the Fund with respect to each class of shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount except that each class (other than Class Z) will bear its own distribution charges, generally resulting in lower dividends for Class B and Class C shares in relation to Class A and Class Z shares and lower dividends for Class A shares in relation to Class Z shares. Distribution of net capital gains, if any, will be paid in the same amount per share for each class of shares. See "How the Fund Values its Shares."
     DIVIDENDS AND DISTRIBUTIONS WILL BE PAID IN ADDITIONAL SHARES BASED ON THE NAV OF EACH CLASS ON THE RECORD DATE, OR SUCH OTHER DATE AS THE BOARD OF DIRECTORS MAY DETERMINE, UNLESS THE SHAREHOLDER ELECTS IN WRITING NOT LESS THAN FIVE BUSINESS DAYS PRIOR TO THE RECORD DATE TO RECEIVE SUCH DIVIDENDS AND DISTRIBUTIONS IN CASH. Such election should be submitted to the Fund's Transfer Agent, Prudential Mutual Fund Services LLC, Account Maintenance, P.O. Box 15015, New Brunswick, New Jersey 08906-5015. If shares are held through Prudential Securities, shareholders should contact their financial adviser to elect to receive dividends and distributions in cash. The Fund will notify each shareholder after the close of the Fund's taxable year both of the dollar amount and the taxable status of that year's dividends and distributions on a per share basis.
     IF AN INVESTOR BUYS SHARES ON OR IMMEDIATELY BEFORE THE RECORD DATE (THE DATE ON WHICH IT IS DETERMINED WHO WILL RECEIVE THE DIVIDEND), THE INVESTOR WILL RECEIVE A PORTION OF THE MONEY HE OR SHE INVESTED AS A TAXABLE DIVIDEND. THEREFORE, INVESTORS SHOULD CONSIDER THE TIMING OF DIVIDENDS WHEN BUYING SHARES OF THE FUND.




--------------------------------------------------------------------------------
                              GENERAL INFORMATION





DESCRIPTION OF COMMON STOCK


     THE COMPANY WAS INCORPORATED IN MARYLAND ON FEBRUARY 21, 1990. THE COMPANY IS AUTHORIZED TO ISSUE 2 BILLION SHARES OF COMMON STOCK, $.001 PAR VALUE PER SHARE, OF ONE SERIES (THE FUND) DIVIDED INTO FOUR CLASSES DESIGNATED CLASS A, CLASS B, CLASS C AND CLASS Z COMMON STOCK. EACH OF THE CLASS A, CLASS B, CLASS C AND CLASS Z COMMON STOCK OF THE FUND CONSISTS OF 500 MILLION AUTHORIZED SHARES. Each class of common stock represents an interest in the same assets of the Fund and is identical in all respects to other shares of the Fund except that (i) each class (except Class Z shares, which are not subject to any sales charges and distribution and/or service fees) is subject to different sales charges and distribution and/or service fees, which may affect performance,
(ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangements and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to a limited group of investors. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.

     The Board of Directors may increase or decrease the number of authorized shares without the approval of shareholders. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Shareholder Guide-How to Sell Your Shares." Each share of each class of common stock is equal as to earnings, assets and voting privileges, except as noted above, and each class (with the exception of Class Z shares which are not subject to any distribution and/or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares of the Fund, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders whose shares are not subject to any distribution and/or service fees. The Fund's shares do not have cumulative voting rights for the election of Directors.


     THE FUND DOES NOT INTEND TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS UNLESS OTHERWISE REQUIRED BY LAW. THE FUND WILL NOT BE REQUIRED TO HOLD MEETINGS OF SHAREHOLDERS UNLESS, FOR EXAMPLE, THE ELECTION OF DIRECTORS IS REQUIRED TO BE ACTED ON BY SHAREHOLDERS UNDER THE INVESTMENT COMPANY ACT. SHAREHOLDERS HAVE CERTAIN RIGHTS, INCLUDING THE RIGHT TO CALL A MEETING UPON A VOTE OF 10% OF THE FUND'S OUTSTANDING SHARES FOR THE PURPOSE OF VOTING ON THE REMOVAL OF ONE OR MORE DIRECTORS OR TO TRANSACT ANY OTHER BUSINESS.



ADDITIONAL INFORMATION


     This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.




--------------------------------------------------------------------------------
                               SHAREHOLDER GUIDE






HOW TO BUY SHARES OF THE FUND


     YOU MAY PURCHASE SHARES OF THE FUND THROUGH PRUDENTIAL SECURITIES, PRUSEC OR DIRECTLY FROM THE FUND THROUGH ITS TRANSFER AGENT, PRUDENTIAL MUTUAL FUND SERVICES LLC, ATTENTION: INVESTMENT SERVICES, P.O. BOX 15020, NEW BRUNSWICK, NEW JERSEY 08906-5020. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about Class Z shares. The purchase price is the NAV per share next determined following receipt of an order by the Transfer Agent or Prudential Securities plus a sales charge which, at your option, may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares are offered to a limited group of investors at NAV without any sales charge. Payment may be made by cash, wire, check or through your brokerage account. See "Alternative Purchase Plan" and "How the Fund Values its Shares."

     The minimum initial investment is $1,000 for Class A and Class B shares and $5,000 for Class C shares, except that the minimum initial investment for Class C shares may be waived from time to time. There is no minimum initial investment requirement for Class Z shares. The minimum subsequent investment is $100 for all classes, except for Class Z shares for which there is no such minimum. All minimum investment requirements are waived for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Services" below.

     Application forms can be obtained from the Transfer Agent, Prudential Securities or Prusec. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through Prudential Securities will not receive stock certificates.

     The Fund reserves the right to reject any purchase order (including an exchange into the Fund) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares."

     Your dealer is responsible for forwarding payment promptly to the Fund. Prudential Securities reserves the right to cancel any purchase order for which payment has not been received by the third business day following the investment.

     Transactions in Fund shares may be subject to postage and handling charges imposed by your dealer.

     PURCHASE BY WIRE. For an initial purchase of shares of the Fund by wire, you must first telephone the Transfer Agent at (800) 225-1852 (toll-free) to receive an account number. The following information will be requested: your name, address, tax identification number, class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to the Fund's Custodian, State Street Bank and Trust Company, Boston, Massachusetts, Custody and Shareholder Services Division, Attention: Prudential Global Limited Maturity Fund, Inc.-Limited Maturity Portfolio, specifying on the wire the account number assigned by the Transfer Agent and your name and identifying the class in which you are eligible to invest (Class A, Class B, Class C or Class Z shares).

     If you arrange for receipt by the Custodian of federal funds prior to the calculation of NAV (4:15 P.M., New York time), on a business day, you may purchase shares of the Fund as of that day. See "Net Asset Value" in the Statement of Additional Information.


     In making a subsequent purchase order by wire, you should wire the Custodian directly and should be sure that the wire specifies Prudential Global Limited Maturity Fund, Inc.-Limited Maturity Portfolio, Class A, Class B, Class C or Class Z shares and your name and individual account number. It is not necessary to call the Transfer Agent to make subsequent purchase orders utilizing federal funds. The minimum amount which may be invested by wire is $1,000.


ALTERNATIVE PURCHASE PLAN

     THE FUND OFFERS FOUR CLASSES OF SHARES (CLASS A, CLASS B, CLASS C AND CLASS Z SHARES), WHICH ALLOWS YOU TO CHOOSE THE MOST BENEFICIAL SALES CHARGE STRUCTURE FOR YOUR INDIVIDUAL CIRCUMSTANCES GIVEN THE AMOUNT OF THE PURCHASE, THE LENGTH OF TIME YOU EXPECT TO HOLD THE SHARES AND OTHER RELEVANT CIRCUMSTANCES (ALTERNATIVE PURCHASE PLAN).




                                                        ANNUAL 12B-1 FEES
                                                     (AS A % OF AVERAGE DAILY
                        SALES CHARGE                       NET ASSETS)                       OTHER INFORMATION
            ------------------------------------   ----------------------------   ---------------------------------------
CLASS A     Maximum initial sales charge of 3%     .30 of 1% (currently           Initial sales charge waived or reduced
            of the public offering price           being charged at a rate of     for certain purchases
                                                   .15 of 1%)
CLASS B     Maximum CDSC of 3% of the lesser       1% (currently being            Shares convert to Class A shares
            of the amount invested or the          charged at a rate of .75       approximately five years after
            redemption proceeds; declines to       of 1%)                         purchase
            zero after four years
CLASS C     Maximum CDSC of 1% of the lesser       1% (currently being            Shares do not convert to another
            of the amount invested or the          charged at a rate of .75       class
            redemption proceeds on                 of 1%)
            redemptions made within one year
            of purchase
CLASS Z     None                                   None                           Sold to a limited group of investors

     Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class (with the exception of Class Z shares, which are not subject to any distribution and/or service fees) bears the separate expenses of its Rule 12b-1 distribution and service plan,
(ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "How to Exchange Your Shares" below. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee (if any) of each class. Class B and Class C shares bear the expenses of a higher distribution fee which will generally cause them to have higher expense ratios and to pay lower dividends than the Class A and Class Z shares.

     Financial advisers and other sales agents who sell shares of the Fund will receive different compensation for selling Class A, Class B, Class C and Class Z shares and will generally receive more compensation initially for selling Class A and Class B shares than for selling Class C or Class Z shares.


     IN SELECTING A PURCHASE ALTERNATIVE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, (1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and distribution-related fees, as noted above, (3) whether you qualify for any reduction or waiver of any applicable sales charge, (4) the various exchange privileges among the different classes of shares (see "How to Exchange Your Shares" below) and (5) that Class B shares automatically convert to Class A shares approximately five years after purchase (see "Conversion Feature-Class B Shares" below).


     The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to the Fund:

     If you intend to hold your investment in the Fund for less than 5 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales charge of 3% and Class B shares are subject to a CDSC of 3% which declines to zero over a 4 year period, you should consider purchasing Class C shares over either Class A or Class B shares.


     If you intend to hold your investment for 5 years or more and do not qualify for a reduced sales charge on Class A shares, since Class B shares convert to Class A shares approximately 5 years after purchase and because all of your money would be invested initially in the case of Class B shares, you should consider purchasing Class B shares over either Class A or Class C shares.

     If you qualify for a reduced charge in Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B and Class C shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.


     If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 5 years in the case of Class B shares and Class C shares for the higher cumulative annual distribution-related fee on those shares to exceed the initial sales charge plus cumulative annual distribution-related fee on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

     ALL PURCHASES OF $1 MILLION OR MORE EITHER AS PART OF A SINGLE INVESTMENT, OR UNDER RIGHTS OF ACCUMULATION OR LETTERS OF INTENT, MUST BE FOR CLASS A SHARES, UNLESS YOU ARE ELIGIBLE TO PURCHASE CLASS Z SHARES. See "Reduction and Waiver of Initial Sales Charges" and "Class Z Shares" below.



CLASS A SHARES
     The offering price of Class A shares for investors choosing the initial sales charge alternative is the next determined NAV plus a sales charge (expressed as a percentage of the offering price and of the amount invested) as shown in the following table:


                                         SALES CHARGE AS     SALES CHARGE AS     DEALER CONCESSION
                                          PERCENTAGE OF       PERCENTAGE OF       AS PERCENTAGE OF
          AMOUNT OF PURCHASE              OFFERING PRICE     AMOUNT INVESTED      OFFERING PRICE
--------------------------------------   -----------------   -----------------   ------------------
Less than $100,000                            3.0%                3.09%                2.75%
$100,000 but less than $500,000                2.5                2.56                 2.25
$500,000 but less than $1,000,000              2.0                2.04                 1.75
$1,000,000 but less than $5,000,000            0.0                0.00                 0.70
$5,000,000 but less than $10,000,000           0.0                0.00                 0.50
$10,000,000 and above                          0.0                0.00                 0.25


     Prudential Securities may reallow the entire initial sales charge to dealers. Selling dealers may be deemed to be underwriters, as that term is defined in the Securities Act.

     In connection with the sale of Class A shares at NAV (without payment of an initial sales charge), the Manager, Prudential Securities or one of their affiliates will pay dealers, financial advisers and other persons which distribute shares a finders' fee, from its own resources, based on a percentage of the NAV of shares sold by such persons.

     REDUCTION AND WAIVER OF INITIAL SALES CHARGES. Reduced sales charges are available through Rights of Accumulation and Letters of Intent. Shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) may be aggregated to determine the applicable reduction. See "Purchase and Redemption of Fund Shares-Reduction and Waiver of Initial Sales Charges-Class A Shares" in the Statement of Additional Information.

     BENEFIT PLANS. Class A shares may be purchased at NAV, without payment of an initial sales charge, by pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code (collectively, Benefit Plans), provided that the plan has existing assets of at least $1 million invested in shares of Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) or 250 eligible employees or participants. In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account recordkeeping (Direct Account Benefit Plans) and Benefit Plans sponsored by Prudential Securities or its subsidiaries (Subsidiary Prototype Benefit Plans), Class A shares may be purchased at NAV by participants who are repaying loans made from such plans to the participant.

     PRUDENTIAL RETIREMENT PROGRAMS. Class A shares may be purchased at NAV by certain savings, retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code, for which Prudential serves as the plan administrator or recordkeeper, provided that (i) the plan has at least $1 million in existing assets or 250 eligible employees and (ii) the Fund is an available investment option. These plans include pension, profit-sharing, stock-bonus or other employee benefit plans under Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Sections 457 or 403(b)(7) of the Internal Revenue Code and plans that participate in the Transfer Agent's PruArray and SmartPath Programs (benefit plan recordkeeping services) (hereafter referred to as a PruArray or SmartPath Plan). All plans of a company for which Prudential serves as plan administrator or recordkeeper are aggregated in meeting the $1 million threshold. The term "existing assets" as used herein includes stock issued by a plan sponsor, shares of Prudential Mutual Funds and shares of certain unaffiliated mutual funds that participate in the PruArray or SmartPath Program (Participating Funds). "Existing assets" also include monies invested in The Guaranteed Interest Account (GIA), a group annuity insurance product issued by Prudential, and units of The Stable Value Fund (SVF), an unaffiliated bank collective fund. Class A shares may also be purchased at NAV by plans that have monies invested in GIA and SVF, provided
(i) the purchase is made with the proceeds of a redemption from either GIA or SVF and (ii) Class A shares are an investment option of the plan.

     PRUARRAY ASSOCIATION BENEFIT PLANS. Class A shares are also offered at NAV to Benefit Plans or non-qualified plans sponsored by employers which are members of a common trade, professional or membership association (Association) that participate in the PruArray Program provided that the Association enters into a written agreement with Prudential. Such Benefit Plans or non-qualified plans may purchase Class A shares at NAV without regard to the assets or number of participants in the individual employer's qualified plan(s) or non-qualified plans so long as the employers in the Association (i) have retirement plan assets in the aggregate of at least $1 million or 250 participants in the aggregate and (ii) maintain their accounts with the Transfer Agent.

     PRUARRAY SAVINGS PROGRAM. Class A shares are also offered at NAV to employees of companies that enter into a written agreement with Prudential Retirement Services to participate in the PruArray Savings Program. Under this Program, a limited number of Prudential Mutual Funds are available for purchase at NAV by Individual Retirement Accounts and Savings Accumulation Plans of the company's employees. The Program is available only to (i) employees who open an IRA or Savings Accumulation Plan account with the Transfer Agent and (ii) spouses of employees who open an IRA account with the Transfer Agent. The program is offered to companies that have at least 250 employees.

     SPECIAL RULES APPLICABLE TO RETIREMENT PLANS. After a Benefit Plan or PruArray or SmartPath Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.

     OTHER WAIVERS. In addition, Class A shares may be purchased at NAV, through Prudential Securities or the Transfer Agent, by the following persons:
(a) officers of the Prudential Mutual Funds (including the Fund), (b) employees of Prudential Securities and the Manager and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent, (c) employees of subadvisers of the Prudential Mutual Funds provided that purchases at NAV are permitted by such person's employer, (d) Prudential, employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (e) registered representatives and employees of dealers who have entered into a selected dealer agreement with Prudential Securities provided that purchases at NAV are permitted by such person's employer, (f) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of Benefit Plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and
(iii) the financial adviser served as the client's broker on the previous purchases and (g) investors in Individual Retirement Accounts, provided the purchase is made with the proceeds of a tax-free rollover of assets from a Benefit Plan for which the Subadviser serves as the recordkeeper or administrator.


     You must notify the Transfer Agent either directly or through Prudential Securities or Prusec that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Fund Shares-Reduction and Waiver of Initial Sales Charges-Class A Shares" in the Statement of Additional Information.


CLASS B AND CLASS C SHARES

     The offering price of Class B and Class C shares for investors choosing one of the deferred sales charge alternatives is the NAV per share next determined following receipt of an order by the Transfer Agent or Prudential Securities. Although there is no sales charge imposed at the time of purchase, redemptions of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares-Contingent Deferred Sales Charges." Prudential Securities will pay, from its own resources, sales commissions of up to 3% of the purchase price of Class B shares to dealers, financial advisers and other persons who sell Class B shares at the time of sale. This facilitates the ability of the Fund to sell the Class B shares without an initial sales charge being deducted at the time of purchase. Prudential Securities anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee. See "How the Fund is Managed-Distributor." In connection with the sale of Class C shares, Prudential Securities will pay, from its own resources, dealers, financial advisers and other persons which distribute Class C shares a sales commission of up to 1% of the purchase price at the time of the sale.



CLASS Z SHARES

     Class Z shares of the Fund are currently available for purchase by the following categories of investors: (i) pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, deferred compensation plans and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code, and non-qualified plans for which the Fund is an available option (collectively, Benefit Plans), provided that such Benefit Plans (in combination with other plans sponsored by the same employer or group of related employers) have at least $50 million in defined contribution assets; (ii) participants in any fee-based program or trust program sponsored by Prudential Securities or the Prudential Savings Bank, F.S.B. or any affiliate which includes mutual funds as investment options and for which the Fund is an available option; (iii) certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential Mutual Funds are an available investment option; (iv) Benefit Plans for which Prudential Retirement Services serves as recordkeeper and as of September 20, 1997 (a) were Class Z shareholders of Prudential Mutual Funds or (b) executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds; (v) current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund); and
(vi) employees of Prudential or Prudential Securities who participate in a Prudential-sponsored employee savings plan.
     In connection with the sale of Class Z shares, the Manager, Prudential Securities or one of their affiliates may pay dealers, financial advisers and other persons which distribute shares a finders' fee from its own resources based on a percentage of the NAV of shares sold by such persons.




HOW TO SELL YOUR SHARES


     YOU CAN REDEEM SHARES OF THE FUND AT ANY TIME FOR CASH AT THE NAV PER SHARE NEXT DETERMINED AFTER THE REDEMPTION REQUEST IS RECEIVED IN PROPER FORM BY THE TRANSFER AGENT OR PRUDENTIAL SECURITIES. See "How the Fund Values its Shares." In certain cases, however, redemption proceeds will be reduced by the amount of any applicable CDSC, as described below. See "Contingent Deferred Sales Charges" below.

     IF YOU HOLD SHARES THROUGH PRUDENTIAL SECURITIES, YOU MUST REDEEM YOUR SHARES THROUGH PRUDENTIAL SECURITIES. PLEASE CONTACT YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISER.

     IF YOU HOLD SHARES IN NON-CERTIFICATE FORM, A WRITTEN REQUEST FOR REDEMPTION SIGNED BY YOU EXACTLY AS THE ACCOUNT IS REGISTERED IS REQUIRED. IF YOU HOLD CERTIFICATES, THE CERTIFICATES SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE

CERTIFICATES, MUST BE RECEIVED BY THE TRANSFER AGENT IN ORDER FOR THE REDEMPTION REQUEST TO BE PROCESSED. IF REDEMPTION IS REQUESTED BY A CORPORATION, PARTNERSHIP, TRUST OR FIDUCIARY, WRITTEN EVIDENCE OF AUTHORITY ACCEPTABLE TO THE TRANSFER AGENT MUST BE SUBMITTED BEFORE SUCH REQUEST WILL BE ACCEPTED. All correspondence and documents concerning redemptions should be sent to the Fund in care of the Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.


     If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Preferred Services offices. In the case of redemptions from a PruArray or SmartPath Plan, if the proceeds of the redemption are invested in another investment option of the plan, in the name of the record holder and at the same address as reflected in the Transfer Agent's records, a signature guarantee is not required.


     PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE MADE BY CHECK WITHIN SEVEN DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE CERTIFICATE AND/OR WRITTEN REQUEST EXCEPT AS INDICATED BELOW. IF YOU HOLD SHARES THROUGH PRUDENTIAL SECURITIES, PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE CREDITED TO YOUR PRUDENTIAL SECURITIES ACCOUNT, UNLESS YOU INDICATE OTHERWISE. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on such Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in
(b), (c) or (d) exist.


     PAYMENT FOR REDEMPTION OF RECENTLY PURCHASED SHARES WILL BE DELAYED UNTIL THE FUND OR THE TRANSFER AGENT HAS BEEN ADVISED THAT THE PURCHASE CHECK HAS BEEN HONORED, UP TO 10 CALENDAR DAYS FROM THE TIME OF RECEIPT OF THE PURCHASE CHECK BY THE TRANSFER AGENT. SUCH DELAY MAY BE AVOIDED BY PURCHASING SHARES BY WIRE OR BY CERTIFIED OR CASHIER'S CHECK.


     REDEMPTION IN KIND. If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. See "How the Fund Values its Shares." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.


     INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a NAV of less than $500 due to a redemption. The Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.


     90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege you may reinvest any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. If less than a full repurchase is made, the credit will be on a pro rata basis. You must notify the Fund's Transfer Agent, either directly or through Prudential Securities, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charges" below. Exercise of the repurchase privilege will generally not affect federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30-day period of the repurchase and if the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, may not be allowed for federal income tax purposes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.



     CONTINGENT DEFERRED SALES CHARGES


     Redemptions of Class B shares will be subject to a CDSC declining from 3% to zero over a five-year period. Class C shares redeemed within one year of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares to an amount which is lower than the amount of all payments by you for shares during the preceding four years, in the case of Class B shares, and one year, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares purchased through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by Prudential Securities. See "How the Fund is Managed-Distributor" and "Waiver of the Contingent Deferred Sales Charges-Class B Shares" below.


     The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "How to Exchange Your Shares" below.

     The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:



                                                     CDSC
YEAR SINCE PURCHASE                   AS A PERCENTAGE OF DOLLARS INVESTED
  PAYMENT MADE                       OR REDEMPTION PROCEEDS
----------------------------------   ------------------------------------
            First                                    3.0%
            Second                                   2.0%
            Third                                    1.0%
            Fourth                                   1.0%
            Fifth and thereafter                     None



     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made: first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Class B shares made during the preceding four years; then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

     For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired additional Class B shares through dividend reinvestment. During the second year after the purchase you decided to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 2% (the applicable rate in the second year after purchase) for a total CDSC of $4.80.

     For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.


     WAIVER OF THE CONTINGENT DEFERRED SALES CHARGES-CLASS B SHARES. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), or a trust, at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability.


     The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. These distributions include: (i) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement; (ii) in the case of an IRA or Section 403(b) custodial account, a lump-sum or other distribution after attaining age 591|M/2; and (iii) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from service (i.e., following voluntary or involuntary termination of employment or following retirement). Under no circumstances will the CDSC be waived on redemptions resulting from the termination of a tax-deferred retirement plan, unless such redemptions otherwise qualify for a waiver as described above. In the case of Direct Account and Subsidiary Prototype Benefit Plans, the CDSC will be waived on redemptions which represent borrowings from such plans. Shares purchased with amounts used to repay a loan from such plans on which a CDSC was not previously deducted will thereafter be subject to a CDSC without regard to the time such amounts were previously invested. In the case of a 401(k) plan, the CDSC will also be waived upon the redemption of shares purchased with amounts used to repay loans made from the account to the participant and from which a CDSC was previously deducted.

     SYSTEMATIC WITHDRAWAL PLAN. The CDSC will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase or, for shares purchased prior to March 1, 1997, on March 1 of the current year. The CDSC will be waived (or reduced) on redemptions until this threshold 12% amount is reached.

     In addition, the CDSC will be waived on redemptions of shares held by a Director of the Company.


     You must notify the Transfer Agent either directly or through Prudential Securities or Prusec, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. See "Purchase and Redemption of Fund Shares-Waiver of the Contingent Deferred Sales Charge-Class B Shares" in the Statement of Additional Information.


     A quantity discount may apply to redemptions of Class B shares purchased prior to August 1, 1994. See "Purchase and Redemption of Fund Shares-Quantity Discount-Class B Shares Purchased prior to August 1, 1994" in the Statement of Additional Information.

     WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE-CLASS C SHARES

     PRUARRAY OR SMARTPATH PLANS. The CDSC will be waived on redemptions from qualified and non-qualified retirement and deferred compensation plans that participate in the Transfer Agent's PruArray and SmartPath Programs.


CONVERSION FEATURE-CLASS B SHARES


     Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Conversions will be effected at relative NAV without the imposition of any additional sales charge.


     Since the Fund tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula:
(i) the ratio of (a) the amounts paid for Class B shares purchased at least five years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account (ii) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.


     For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different NAVs, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately five years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100), 95.24 shares would convert approximately five years from the initial purchase (i.e., $1,000 divided by $2,100 (47.62%) multiplied by 200 shares equals 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.


     Since annual distribution-related fees are lower for Class A shares than Class B shares, the NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted. See "How the Fund Values its Shares." For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year will not convert to Class A shares until approximately six years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.




     The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service that: (i) the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares will not constitute "preferential dividends" under the Internal Revenue Code and (ii) the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.

HOW TO EXCHANGE YOUR SHARES



     AS A SHAREHOLDER OF THE FUND, YOU HAVE AN EXCHANGE PRIVILEGE WITH CERTAIN OTHER PRUDENTIAL MUTUAL FUNDS, INCLUDING ONE OR MORE SPECIFIED MONEY MARKET FUNDS, SUBJECT TO THE MINIMUM INVESTMENT REQUIREMENTS OF SUCH FUNDS. CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF THE FUND MAY BE EXCHANGED FOR CLASS A, CLASS B, CLASS C AND CLASS Z SHARES, RESPECTIVELY, OF ANOTHER FUND ON THE BASIS OF THE RELATIVE NAV. No sales charge will be imposed at the time of the exchange. Any applicable CDSC payable upon the redemption of shares exchanged will be that imposed by the fund in which shares were initially purchased and will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. For purposes of calculating the holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded. See "Conversion Feature-Class B Shares" above. An exchange will be treated as a redemption and purchase for tax purposes. See "Shareholder Investment Account-Exchange Privilege" in the Statement of Additional Information.


     IN ORDER TO EXCHANGE SHARES BY TELEPHONE, YOU MUST AUTHORIZE THE TELEPHONE EXCHANGE PRIVILEGE ON YOUR INITIAL APPLICATION FORM OR BY WRITTEN NOTICE TO THE TRANSFER AGENT AND HOLD SHARES IN NON-CERTIFICATE FORM. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares, weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The exchange privilege is available only in states where the exchange may legally be made.



     IF YOU HOLD SHARES THROUGH PRUDENTIAL SECURITIES, YOU MUST EXCHANGE YOUR SHARES BY CONTACTING YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISER.


     IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE CERTIFICATES MUST BE RETURNED IN ORDER FOR THE SHARES TO BE EXCHANGED. SEE "HOW TO SELL YOUR SHARES."



     You may also exchange shares by mail by writing to the Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.


     IN PERIODS OF SEVERE MARKET OR ECONOMIC CONDITIONS THE TELEPHONE EXCHANGE OF SHARES MAY BE DIFFICULT TO IMPLEMENT AND YOU SHOULD MAKE EXCHANGES BY MAIL BY WRITING TO THE TRANSFER AGENT AT THE ADDRESS NOTED ABOVE.


     SPECIAL EXCHANGE PRIVILEGES. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV (see "Alternative Purchase Plan-Class A Shares-Reduction and Waiver of Initial Sales Charges" above), and for shareholders who qualify to purchase Class Z shares (see "Alternative Purchase Plan-Class Z Shares" above). Under this exchange privilege, amounts representing any Class B and Class C shares (which are not subject to a CDSC) held in such a shareholder's account will be automatically exchanged for Class A shares for shareholders who qualify to purchase Class A shares at NAV, on a quarterly basis, unless the shareholder elects otherwise. Similarly, shareholders who qualify to purchase Class Z shares will have their Class B and Class C shares which are not subject to a CDSC and their Class A shares exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the NAV above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities or Prusec that they are eligible for this special exchange privilege.



     Participants in any fee-based program for which the Fund is an available option will have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares at NAV. Similarly, participants in Prudential Securities' 401(k) Plan for which the Fund's Class Z shares are an available option and who wish to transfer their Class Z shares out of the Prudential Securities 401(k) Plan following separation from service (i.e., voluntary or involuntary termination of employment or retirement) will have their Class Z shares exchanged for Class A shares at net asset value.


     The exchange privilege is not a right and may be suspended, modified or terminated on 60 days' notice to shareholders.


     FREQUENT TRADING. The Fund and the other Prudential Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market timing investment strategies and excessive trading can have on efficient portfolio management, the Fund reserves the right to refuse purchase orders and exchanges by any person, group or commonly controlled accounts, if, in the Manager's sole judgment, such person, group or accounts were following a market timing strategy or were otherwise engaging in excessive trading (Market Timers).

     To implement this authority to protect the Fund and its shareholders from excessive trading, the Fund will reject all exchanges and purchases from a Market Timer unless the Market Timer has entered into a written agreement with the Fund or its affiliates pursuant to which the Market Timer has agreed to abide by certain procedures, which include a daily dollar limit on trading. The Fund may notify the Market Timer of rejection of an exchange or purchase order subsequent to the day on which the order was placed.




SHAREHOLDER SERVICES


     In addition to the exchange privilege, as a shareholder in the Fund, you can take advantage of the following additional services and privileges:


     o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS WITHOUT A SALES CHARGE. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV without a sales charge. You may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. If you hold shares through Prudential Securities, you should contact your financial adviser.

     o AUTOMATIC SAVINGS ACCUMULATION PLAN (ASAP). Under ASAP you may make regular purchases of the Fund's shares in amounts as little as $50 via an automatic debit to a bank account or Prudential Securities account (including a Command Account). For additional information about this service, you may contact your Prudential Securities financial adviser, Prusec representative or the Transfer Agent directly.

     o TAX-DEFERRED RETIREMENT PLANS. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code are available through Prudential Securities. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from Prudential Securities or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

     o SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available for shareholders which provides for monthly or quarterly checks. Withdrawals of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares-Contingent Deferred Sales Charges."


     o REPORTS TO SHAREHOLDERS. The Fund will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. In addition, monthly unaudited financial data is available from the Fund upon request.

     o SHAREHOLDER INQUIRIES. Inquiries should be addressed to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 225-1852 (toll-free) or, from outside the U.S.A., at (908) 417-7555 (collect).



     For additional information regarding the services and privileges described above, see "Shareholder Investment Account" in the Statement of Additional Information.

                                    APPENDIX


                        DESCRIPTION OF SECURITY RATINGS


MOODY'S INVESTORS SERVICE
     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger than the Aaa securities.
     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



     COMMERCIAL PAPER

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.


     Prime-1: The designation "Prime-1" indicates the highest quality repayment capacity of the rated issue.

     Prime-2: The designation "Prime-2" indicates a strong capacity for repayment.



STANDARD & POOR'S RATINGS GROUP
     AAA: Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
     AA: Debt rated AA has a very strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
     A: Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB, B: Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



     COMMERCIAL PAPER


     S&P commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 270 days.


     A-1: This highest category indicates that the degree of safety regarding timely payment is very strong.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

--------------------------------------------------------------------------------
                       THE PRUDENTIAL MUTUAL FUND FAMILY







     Prudential offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec representative or telephone the Fund at (800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.


            -------------------------------------------------------

                               Taxable Bond Funds



Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust Short-Intermediate Term Series Prudential High Yield Fund, Inc.
Prudential Mortgage Income Fund, Inc.
Prudential Structured Maturity Fund, Inc.
        Income Portfolio
The BlackRock Government Income Trust
            -------------------------------------------------------
                             Tax-Exempt Bond Funds


Prudential California Municipal Fund
        California Series
        California Income Series
Prudential Municipal Bond Fund
        High Yield Series
        Insured Series
        Intermediate Series
Prudential Municipal Series Fund

        Florida Series
        Maryland Series

        Massachusetts Series
        Michigan Series
        New Jersey Series
        New York Series
        North Carolina Series
        Ohio Series
        Pennsylvania Series
Prudential National Municipals Fund, Inc.
            -------------------------------------------------------
                                  Global Funds


Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Global Limited Maturity Fund, Inc.
        Limited Maturity Portfolio

Prudential Intermediate Global Income Fund, Inc.

Prudential International Bond Fund, Inc.

Prudential Natural Resources Fund, Inc.

Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
        Global Series

        International Stock Series
The Global Total Return Fund, Inc.

Global Utility Fund, Inc.

            -------------------------------------------------------

                                  Equity Funds



Prudential Balanced Fund
Prudential Distressed Securities Fund, Inc.
Prudential Dryden Fund

        Prudential Active Balanced Fund

        Prudential Bond Market Index Fund

        Prudential Europe Index Fund

        Prudential Pacific Index Fund

        Prudential Small-Cap Index Fund

        Prudential Stock Index Fund
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund

Prudential Jennison Series Fund, Inc.

        Prudential Jennison Growth Fund
        Prudential Jennison Growth & Income Fund

Prudential Multi-Sector Fund, Inc.

Prudential Small-Cap Quantum Fund, Inc.

Prudential Small Company Value Fund, Inc.

Prudential Utility Fund, Inc.
Nicholas-Applegate Fund, Inc.
        Nicholas-Applegate Growth Equity Fund
            -------------------------------------------------------
                               Money Market Funds

o Taxable Money Market Funds

Cash Accumulation Trust
        Liquid Assets Fund
        National Money Market Fund
Prudential Government Securities Trust

        Money Market Series
        U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
        Money Market Series
Prudential MoneyMart Assets, Inc.

o Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
        California Money Market Series
Prudential Municipal Series Fund
        Connecticut Money Market Series
        Massachusetts Money Market Series
        New Jersey Money Market Series
        New York Money Market Series

o Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund


o Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
        Institutional Money Market Series

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS




                                                    Page
                                                   -----
FUND HIGHLIGHTS   ..............................       2
   What are the Fund's Risk Factors and
    Special Characteristics?  ..................       2
FUND EXPENSES     ..............................       5
FINANCIAL HIGHLIGHTS ...........................       6
HOW THE FUND INVESTS ...........................      10
   Investment Objective and Policies   .........      10
   Risk Factors   ..............................      12
   Other Investments and Investment Techniques..      13
   Hedging and Return Enhancement Strategies ...      14
   Other Investments and Policies   ............      17
   Investment Restrictions .....................      18
HOW THE FUND IS MANAGED ........................      19
   Manager  ....................................      19
   Distributor .................................      19
   Fee Waivers    ..............................      21
   Portfolio Transactions  .....................      21
   Custodian and Transfer and
    Dividend Disbursing Agent ..................      21
HOW THE FUND VALUES ITS SHARES   ...............      21
HOW THE FUND CALCULATES PERFORMANCE ............      22
TAXES, DIVIDENDS AND DISTRIBUTIONS  ............      22
GENERAL INFORMATION  ...........................      24
   Description of Common Stock   ...............      24
   Additional Information  .....................      25
SHAREHOLDER GUIDE ..............................      25
   How to Buy Shares of the Fund    ............      25
   Alternative Purchase Plan  ..................      26
   How to Sell Your Shares    ..................      30
   Conversion Feature - Class B Shares .........      34
   How to Exchange Your Shares   ...............      35
   Shareholder Services ........................      36
APPENDIX A  ....................................     A-1
THE PRUDENTIAL MUTUAL FUND FAMILY   ............     B-1


--------------------------------------------------------------------------------

MF144A




                           Class A: 74433F 10-8
             CUSIP Nos.:   Class B: 74433F-20-7
                           Class C: 74433F-50-4
                           Class Z: 74433F-60-3


Prudential Global Limited Maturity Fund, Inc.
--------------------------------------------------------------------------------
Limited Maturity Portfolio



[LOGO]



                                   PROSPECTUS

                               December 30, 1997



                               www.prudential.com

                 PRUDENTIAL GLOBAL LIMITED MATURITY FUND, INC.

                           LIMITED MATURITY PORTFOLIO

                      Statement of Additional Information
                            dated December 30, 1997

     Prudential Global Limited Maturity Fund, Inc. is an open-end, non-diversified, management investment company, or mutual fund, comprised of one portfolio-the Limited Maturity Portfolio (the Fund). The investment objective of the Fund is to maximize total return, the components of which are current income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in a portfolio of debt securities denominated in the U.S. dollar and a range of foreign currencies. The Fund will maintain a weighted average maturity of more than 2, but less than 5, years, with the maturity for any individual security generally not exceeding 10 years. Under normal circumstances, the Fund will invest its assets in debt securities of issuers in at least five different countries including the United States. There can be no assurance that the Fund's objective will be achieved.


     The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.


     The Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated December 30, 1997, a copy of which may be obtained from the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.



                               TABLE OF CONTENTS



                                                                                            Cross-reference
                                                                                              to page in
                                                                                 Page      Prospectus
                                                                                 -------   ----------------
General Information  .........................................................   B-2              -
Additional Investment Information   ..........................................   B-2              10
Investment Restrictions ......................................................   B-9              18
Directors and Officers  ......................................................   B-10             19
Manager  .....................................................................   B-13             19
Distributor ..................................................................   B-15             19
Portfolio Transactions and Brokerage   .......................................   B-16             21
Purchase and Redemption of Fund Shares .......................................   B-17             25
Shareholder Investment Account   .............................................   B-20             36
Net Asset Value   ............................................................   B-23             21
Taxes, Dividends and Distributions  ..........................................   B-24             22
Performance Information ......................................................   B-26             22
Custodian, Transfer and Dividend Disbursing Agent and Independent Accountants    B-28             21
Financial Statements .........................................................   B-29             6
Report of Independent Accountants   ..........................................   B-42             -
Independent Auditors' Report  ................................................   B-43             -
Appendix I-General Investment Information ....................................   I-1              -
Appendix II-Historical Performance Data   ....................................   II-1             -
Appendix III-Information Relating to Prudential ..............................   III-1            -
Appendix IV-Five Percent Shareholder Report  .................................   IV-1             -


--------------------------------------------------------------------------------

                                     MF149B

                              GENERAL INFORMATION


     In October 1995, Prudential Global Limited Maturity Fund, Inc. (the Company) and the Limited Maturity Portfolio each changed its name from Prudential Short-Term Global Income Fund, Inc. and Short-Term Global Income Portfolio, respectively.


                       ADDITIONAL INVESTMENT INFORMATION


U.S. GOVERNMENT SECURITIES

     U.S. TREASURY SECURITIES. The Fund may invest in U.S. Treasury securities, including bills, notes and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

     OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. The Fund may invest in obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government. These obligations, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the U.S. Government. Securities in which a Fund may invest that are not backed by the full faith and credit of the U.S. Government include obligations issued by the Tennessee Valley Authority, the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), the Resolution Funding Corporation and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit Bank and the Federal Home Loan Bank, the obligations of which may be satisfied only by the individual credit of the issuing agency. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.

     The Fund may invest in U.S. Government securities that are zero coupon securities. Zero coupon securities pay no cash income but are purchased at a discount from their value at maturity. When held to maturity, their entire return, which consists of the amortization of the discount, equals the difference between their purchase price and their maturity value. The Fund may invest up to 10% of its total assets in zero coupon securities.

     SPECIAL CONSIDERATIONS. U.S. Government securities are considered among the most creditworthy of fixed-income investments. The yields available from U.S. Government securities are generally lower than the yields available from corporate debt securities. The values of U.S. Government securities (like those of fixed-income securities generally) will change as interest rates fluctuate. During periods of falling U.S. interest rates, the values of outstanding long-term U.S. Government securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of those fluctuations will generally be greater for securities with longer maturities. Although changes in the value of U.S. Government securities will not affect investment income from those securities, they will affect the net asset value (NAV) of the Fund.

     At a time when the Fund has written call options on a portion of its U.S. Government securities, its ability to profit from declining interest rates will be limited. Any appreciation in the value of the securities held in the portfolio above the strike price would likely be partially or wholly offset by unrealized losses on call options written by the Fund. The termination of option positions under these conditions would generally result in the realization of capital losses, which would reduce the Fund's capital gains distributions. Accordingly, the Fund would generally seek to realize capital gains to offset realized losses by selling portfolio securities. In such circumstances, however, it is likely that the proceeds of such sales would be reinvested in lower yielding securities. See "Additional Risks-Options Transactions and Related Risks."



LOAN PARTICIPATIONS


     The Fund may invest up to 5% of its total assets in high quality participation interests in loans extended by banks to U.S. and foreign companies. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

     The participation interests acquired by the Fund may, depending on the transaction, take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. Typically, the Fund will look to the agent bank to collect principal of and interest on a participation interest, to monitor compliance with loan covenants, to enforce all credit remedies, such as foreclosures on collateral, and to notify co-lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. The agent bank in such cases will be qualified to serve as a custodian for a registered investment company such as the Fund. The agent bank is compensated for these services by the borrower pursuant to the terms of the loan agreement.


     When the Fund acts as co-lender in connection with a participation interest or when it acquires a participation interest the terms of which provide that the Fund will be in privity with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In cases where the Fund lacks such direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower.

     The Fund believes that the principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. The Fund may incur additional credit risk, however, when it is in the position of participant rather than a co-lender because the Fund must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Fund and the co-lender. However, in acquiring participation interests, the Fund will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meets the Fund's high quality standard and will continue to do so as long as it holds a participation. For purposes of the Fund's requirement to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where the Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Fund and the borrower will be deemed issuers of the loan participation for tax diversification purposes.

     For purposes of the Fund's fundamental investment restriction against investing 25% or more of its total assets in any one industry, the Fund will consider all relevant factors in determining who is the issuer of a loan participation including the credit quality of the underlying borrower, the amount and quality of the collateral, the terms of the loan participation agreement and other relevant agreements (including any intercreditor agreements), the degree to which the credit of such intermediary was deemed material to the decision to purchase the loan participation, the interest environment, and general economic conditions applicable to the borrower and such intermediary.



CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

     Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptance can be as long as 270 days, most acceptances have maturities of six months or less.


COMMERCIAL PAPER

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


ADDITIONAL RISKS

     OPTIONS TRANSACTIONS AND RELATED RISKS


     The Fund may purchase put and call options and sell covered put and call options which are traded on U.S. or foreign exchanges and may also engage in over-the-counter options transactions with U.S. securities dealers or foreign government securities dealers (OTC options).

     OPTIONS ON SECURITIES. The purchaser of a call option has the right, for a specified period of time, to purchase the securities subject to the option at a specified price (the exercise price or strike price). By writing a call option, the Fund becomes obligated during the term of the option, upon exercise of the option, to deliver the underlying securities or a specified amount of cash to the purchaser against receipt of the exercise price. When the Fund writes a call option, it loses the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

     The purchaser of a put option has the right, for a specified period of time, to sell the securities subject to the option to the writer of the put at the specified exercise price. By writing a put option, the Fund becomes obligated during the term of the option, upon exercise of the option, to purchase the securities underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities for more than their current market price.


     The writer of an option retains the amount of the premium, although this amount may be offset or exceeded, in the case of a covered call option, by a decline and, in the case of a covered put option, by an increase in the market value of the underlying security during the option period.


     The Fund may wish to protect certain portfolio securities against a decline in market value through purchase of put options on other carefully selected securities which The Prudential Investment Corporation, doing business as Prudential Investments (Prudential Investments), and PRICOA Asset Management Ltd (PRICOA, and collectively with Prudential Investments, the Subadviser) believes may move in the same direction as those portfolio securities. If the Subadviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the portfolio securities being hedged. If the Subadviser's judgment is not correct, the value of the securities underlying the put option may decrease less than the value of the Fund's investments and therefore the put option may not provide complete protection against a decline in the value of the Fund's investments below the level sought to be protected by the put option.

     The Fund may similarly wish to hedge against appreciation in the value of debt securities that it intends to acquire through purchase of call options on other carefully selected debt securities which the Subadviser believes may move in the same direction as those portfolio securities. In such circumstances the Fund will be subject to risks analogous to those summarized above in the event that the correlation between the value of call options so purchased and the value of the securities intended to be acquired by the Fund is not as close as anticipated and the value of the securities underlying the call options increases less than the value of the securities to be acquired by the Fund.

     The Fund may write options on securities in connection with buy-and-write transactions; that is, it may purchase a security and concurrently write a call option against that security. If the call option is exercised, the Fund's maximum gain will be the premium it received for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of the decline will be offset in part, or entirely, by the premium received.

     The exercise price of a call option may be below (in-the-money), equal to (at-the-money) or above (out-of-the-money) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. A buy-and-write transaction using an out-of-the-money call option may be used when it is expected that the premium received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call option is exercised in such a transaction, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of the decline will be offset in part, or entirely, by the premium received.

     The Fund may write both American style options and European style options. An American style option is an option which may be exercised by the holder at any time prior to its expiration. A European style option, however, may only be exercised as of the expiration of the option.


     Prior to being notified of exercise of the option, the writer of an exchange-traded option that wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. (Options of the same series are options with respect to the same underlying security, having the same expiration date and the same strike price.) The effect of the purchase is that the writer's position will be cancelled by the exchange's affiliated clearing organization. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


     Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, gives its guarantee to every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra-party with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. The Board of Directors of the Company has approved a list of dealers with which the Fund may engage in OTC options.

     When the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Fund will enter into

OTC options only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Fund is able to effect a closing purchase transaction in a covered OTC call option the Fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of insolvency of the contra-party, the Fund may be unable to liquidate an OTC option.

     OTC options purchased by the Fund will be treated as illiquid securities subject to any applicable limitation on such securities. Similarly, the assets used to "cover" OTC options written by the Fund will be treated as illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The "cover" for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The Fund may write only "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its Custodian for the term of the option a segregated account consisting of cash or other liquid assets having a value equal to or greater than the fluctuating market value of the optioned securities (the exercise price of the option). The Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price). In such cases the same segregated collateral is considered "cover" for both the put and the call and the Fund will also segregate or deposit cash or other liquid assets equivalent to the amount, if any, by which the put is "in-the-money." "Liquid assets" as used in this Statement of Additional Information include U.S. Government securities, equity securities, debt obligations or other liquid, unencumbered assets.


OPTIONS ON CURRENCIES


     Instead of purchasing or selling futures, options on futures or forward currency exchange contracts, the Fund may attempt to accomplish similar objectives by purchasing put or call options on currencies either on exchanges or in over-the-counter markets or by writing put options or covered call options on currencies. A put option gives the Fund the right to sell a currency at the exercise price until the option expires. A call option gives the Fund the right to purchase a currency at the exercise price until the option expires. Both options serve to insure against adverse currency price movements in the underlying portfolio assets designated in a given currency.

FUTURES CONTRACTS AND OPTIONS THEREON

     The Fund will purchase or sell interest rate or currency futures contracts to take advantage of or to protect the Fund against fluctuations in interest rates affecting the value of debt securities which the Fund holds or intends to acquire and may also purchase or sell currency futures contracts and options thereon to manage currency risks. Since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique permits the Fund to maintain a defensive position without having to sell portfolio securities.


     A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time.


     At the time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment (initial margin). It is expected that the initial margin on U.S. exchanges will vary from one-half of 1% to 4% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Thereafter, the futures contract is valued daily and the payment of "variation margin" may be required, a process known as "mark to the market." Each day the Fund is required to provide or is entitled to receive variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

     Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities or currency underlying the futures contracts. U.S. futures contracts are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission (the CFTC), an agency of the U.S. Government, and must be executed through a futures commission merchant (i.e., a brokerage firm) which is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.


     Although futures contracts by their terms may require the actual delivery or acquisition of underlying assets, in most cases the contractual obligation is extinguished by offset before the expiration of the contract without having to make or take delivery of the assets. The offsetting of a contractual obligation is accomplished by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month.


     The ordinary spreads between values in the cash and futures markets, due to differences in the character of those markets, are subject to distortions. Due to the possibility of distortion, a correct forecast of general interest rate or currency trends by the Subadviser may still not result in a successful transaction.

     Although the Fund believes that use of futures contracts will benefit the Fund, if the Subadviser's judgment about the general direction of interest rates or currency values is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contracts.

OPTIONS ON FUTURES

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the assumption of an offsetting futures position by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.


     The Fund may only write "covered" put and call options on futures contracts. The Fund will be considered "covered" with respect to a call option it writes on a futures contract if the Fund owns the assets which are deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the "covered" option and having an expiration date not earlier than the expiration date of the "covered" option, or if it segregates and maintains with the Fund's custodian (the Custodian) for the term of the option cash or other liquid assets equal to the fluctuating value of the optioned future. The Fund will be considered "covered" with respect to a put option it writes on a futures contract if it owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the "covered" option, or if it segregates and maintains with the Custodian for the term of the option cash or other liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by the Fund with the Custodian with respect to such put option). There is no limitation on the amount of the Fund's assets which can be placed in the segregated account.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


     The Fund's transactions in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the forward purchase or sale of currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest receivable and Fund expenses. Position hedging is the forward sale of currency with respect to portfolio security positions denominated or quoted in that currency or in a currency bearing a high degree of positive correlation to the value of that currency.

     The Fund may not position hedge (including cross hedges) with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities being hedged. If the Fund enters into a position hedging transaction, the transaction will be "covered" by the position being hedged or the Fund's Custodian will place cash or other liquid assets in a segregated account of the Fund (less the value of the "covering" positions, if any) in an amount equal to the value of the Fund's total assets committed to the consummation of the given forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will, at all times, equal the amount of the Fund's net commitment with respect to the forward contract.

     At or before the maturity of a forward sale contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligations to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to purchase is less than the price of the currency it has agreed to sell. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Closing out forward purchase contracts involves similar offsetting transactions.


     The use of foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result if the value of the currency increases.

   ADDITIONAL RISKS OF OPTIONS ON SECURITIES AND CURRENCIES,
     FUTURES CONTRACTS AND OPTIONS THEREON AND FORWARD CONTRACTS


     Options, futures contracts, options on futures contracts and forward contracts on securities and currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental action affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in the foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.

     Exchanges on which options, futures and options on futures are traded may impose limits on the positions that the Fund may take in certain circumstances. If so, this would limit the ability of the Fund fully to hedge against these risks.

     Futures exchanges may establish daily limits in the amount that the price of a futures contract or related options contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond the limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses. In such event, it may not be possible for the Fund to close out a position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin (except in the case of purchased options).

     An exchange-traded option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options the Fund has purchased with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market in an option the Fund has written, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a securities exchange on operating transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or a particular class or series of options) would cease to exist, although outstanding options would continue to be exercisable in accordance with their terms.

     The Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the maintenance of a liquid market. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would have to either make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option on a futures contract which the Fund has written and which the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option and to make variation margin payments until the contract is closed.

LIMITATIONS ON THE PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


     The Fund will engage in transactions in interest rate and foreign currency futures contracts and options thereon only to reduce certain risks of its investments and to attempt to enhance return in each case in accordance with the rules and regulations of the CFTC, and not for speculation.

     In accordance with CFTC regulations, the Fund may not purchase or sell futures contracts or options thereon if the initial margin and premiums therefor exceed 5% of the liquidation value of the Fund's total assets after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The above restriction does not apply to the purchase and sale of futures contracts and options thereon for bona fide hedging purposes within the meaning of the CFTC regulations. In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Fund, an amount of cash or other liquid assets equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be deposited in a segregated account with the Custodian to cover the position, or alternative cover will be employed thereby insuring that the use of such futures contracts and options is unleveraged.

     As an alternative to bona fide hedging, the Fund may comply with a different standard established by CFTC rules as to each long position with respect to a futures contract or an option thereon which will be used as a part of a portfolio management strategy and which is incidental to the Fund's activities on the securities markets, under which the underlying commodity value of the contract at all times will not exceed the sum of (i) cash set aside in an identifiable manner or short-term U.S. Government or other United States dollar-denominated high grade short-term money market instruments segregated for this purpose plus margin deposited in the market, (ii) cash proceeds from existing investments due within thirty days and (iii) accrued profits on the particular futures contract or option thereon.

     CFTC regulations may impose limitations on the Fund's ability to engage in certain yield enhancement and risk management strategies. There are no limitations on the Fund's use of futures contracts and options on futures contracts beyond the restrictions set forth above.

BORROWING

     When the Fund borrows money for temporary, extraordinary or emergency purposes or for the clearance of transactions, it will borrow no more than 20% of its net assets and, in any event, the value of its total assets (i.e., including borrowings) less its liabilities (excluding borrowings) must at all times be maintained at not less than 300% of all outstanding borrowings. If, for any reason, including adverse market conditions, the Fund should fail to meet this test, it will be required to reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to meet the test. This requirement may make it necessary for the Fund to sell a portion of its portfolio securities at a time when it is disadvantageous to do so.

REPURCHASE AGREEMENTS

     The Fund will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the Company's Board of Directors. The Subadviser will monitor the creditworthiness of such parties, under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

     The Fund participates in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC (the Manager) pursuant to an order of the Securities and Exchange Commission (SEC). On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. Each fund participates in the income earned or accrued in the joint account based on the percentage of its investment.

ILLIQUID SECURITIES

     The Fund may not hold more than 15% of its net assets in repurchase agreements which have a maturity longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities

Act for resales of certain securities to qualified institutional buyers. The Subadviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Subadviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the Subadviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on
Section 4(2) of the Securities Act to be considered liquid: (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Subadviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     The staff of the SEC has also taken the position, which the Fund will follow, that purchased over-the-counter options and the assets used as "cover" for written over-the-counter options are illiquid securities unless the Fund and the counterparty have provided for the Fund, at the Fund's election, to unwind the over-the-counter option. The exercise of such an option ordinarily would involve the payment by the Fund of an amount designed to reflect the counterparty's economic loss from an early termination, but does allow the Fund to treat the assets used as "cover" as "liquid." See "How the Fund Invests -Other Investments and Policies-Illiquid Securities" in the Prospectus.


                            INVESTMENT RESTRICTIONS


     The following restrictions are fundamental policies. The Fund's fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" when used in this Statement of Additional Information means the lesser of (i) 67% or more of the voting securities of the Fund represented at a meeting at which more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

     The Fund may not:


     (1) Invest 25% or more of its total assets in any one industry. For this purpose "industry" does not include the U.S. Government and agencies and instrumentalities of the U.S. Government.


     (2) Make short sales of securities or maintain a short position, except short sales "against-the-box."

     (3) Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow up to 20% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to 20% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, the purchase of securities subject to repurchase agreements, collateral arrangements with respect to interest rate swap transactions, reverse repurchase agreements or dollar roll transactions or the purchase or sale of options and futures contracts or options thereon, are not deemed to be a pledge of assets or the issuance of a senior security; and neither such arrangements, the purchase or sale of options, futures contracts or related options nor obligations of the Fund to the Directors pursuant to deferred compensation arrangements, are deemed to be the issuance of a senior security.

     (4) Buy or sell commodities, commodity contracts, real estate or interests in real estate (including mineral leases or rights), except that the Fund may purchase and sell futures contracts, options on futures contracts and securities secured by real estate or interests therein or issued by companies that invest therein. Transactions in foreign currencies and forward contracts and options on foreign currencies are not considered by the Fund to be transactions in commodities or commodity contracts.

     (5) Make loans, except (i) through repurchase agreements, (ii) through loan participations, and (iii) loans of portfolio securities (limited to 30% of the Fund's total assets).


     (6) Make investments for the purpose of exercising control or management over the issuers of any security.


     (7) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.




                            DIRECTORS AND OFFICERS





                                 POSITION                         PRINCIPAL OCCUPATIONS
NAME, ADDRESS* AND (AGE)         WITH FUND     DURING PAST FIVE YEARS
------------------------------   -----------   ------------------------------------------------------------
Edward D. Beach (73)             Director      President and Director of BMC Fund, Inc., a closed-end
                                               investment company; formerly, Vice Chairman of
                                               Broyhill Furniture Industries, Inc.; Certified Public
                                               Accountant; Secretary and Treasurer of Broyhill Family
                                               Foundation, Inc.; Member of the Board of Trustees of
                                               Mars Hill College; Director of The High Yield Income
                                               Fund, Inc.
Delayne Dedrick Gold (59)        Director      Marketing and Management Consultant; Director of The
                                               High Yield Income Fund, Inc.
**Robert F. Gunia (51)           Director      Vice President (since September 1997) of Prudential
                                               Investments; Executive Vice President and Treasurer
                                               (since December 1996), of the Manager; Senior Vice
                                               President (since March 1987) of Prudential Securities
                                               Incorporated (Prudential Securities); formerly Chief
                                               Administrative Officer (July 1990-September 1996),
                                               Director (January 1989-September 1996) and Executive
                                               Vice President, Treasurer and Chief Financial Officer
                                               (June 1987-September 1996) of Prudential Mutual Fund
                                               Management, Inc.; Vice President and Director of The
                                               Asia Pacific Fund, Inc. (since May 1989); Director of The
                                               High Yield Income Fund, Inc.
Douglas H. McCorkindale (58)     Director      President (since September 1997) and Vice Chairman
                                               (since March 1984), Gannett Co. Inc. (publishing and
                                               media); Director of Gannett Co. Inc., Frontier
                                               Corporation and Continental Airlines, Inc.
**Mendel A. Melzer, CFA (37)     Director      Chief Investment Officer (since October 1996) of Prudential
751 Broad St.                                  Mutual Funds; formerly Chief Financial Officer
Newark, NJ 07102                               (November 1995-September 1996) of Prudential
                                               Investments, Senior Vice President and Chief Financial
                                               Officer (April 1993-November 1995) of Prudential
                                               Preferred Financial Services, Managing Director (April
                                               1991-April 1993) of Prudential Investment Advisors and
                                               Senior Vice President (July 1989-April 1991) of
                                               Prudential Capital Corporation; Chairman and Director of
                                               Prudential Series Fund, Inc.; Director of The High Yield
                                               Income Fund, Inc.

                              POSITION                             PRINCIPAL OCCUPATIONS
NAME, ADDRESS* AND (AGE)      WITH FUND         DURING PAST FIVE YEARS
---------------------------   ---------------   -----------------------------------------------------------
Thomas T. Mooney (56)         Director          President of the Greater Rochester Metro Chamber of
                                                Commerce; formerly Rochester City Manager; Trustee of
                                                Center for Governmental Research, Inc.; Director of Blue
                                                Cross of Rochester, Monroe County Water Authority,
                                                Rochester Jobs, Inc., Executive Service Corps of
                                                Rochester, Monroe County Industrial Development
                                                Corporation, Northeast-Midwest Institute, The Business
                                                Council of New York State, First Financial Fund, Inc., The
                                                High Yield Income Fund, Inc. and The High Yield Plus
                                                Fund, Inc.
Stephen P. Munn (55)          Director          Chairman (since January 1994), Director and President
                                                (since 1988) and Chief Executive Officer
                                                (1988-December 1993) of Carlisle Companies
                                                Incorporated (manufacturer of industrial products).
**Richard A. Redeker (54)     President and     Employee of Prudential Investments; formerly President,
751 Broad St.                 Director          Chief Executive Officer and Director (October 1993-
Newark, NJ 07102                                September 1996), Prudential Mutual Fund Management,
                                                Inc., Executive Vice President, Director and Member of
                                                Operating Committee (October 1993-September 1996),
                                                Prudential Securities, Director (October 1993-September
                                                1996) of Prudential Securities Group, Inc., Executive
                                                Vice President, The Prudential Investment Corporation
                                                (January 1994-September 1996), Director (January
                                                1994-September 1996) of Prudential Mutual Fund
                                                Distributors, Inc. and Prudential Mutual Fund Services,
                                                Inc. and Senior Executive Vice President and Director of
                                                Kemper Financial Services, Inc. (September
                                                1978-September 1993); President and Director of The
                                                High Yield Income Fund, Inc.
Robin B. Smith (58)           Director          Chairman and Chief Executive Officer (since August 1996)
                                                of Publishers Clearing House; formerly President and
                                                Chief Executive Officer (January 1989-August 1996) and
                                                President and Chief Operating Officer (September
                                                1981-December 1988) of Publishers Clearing House;
                                                Director of BellSouth Corporation, Texaco Inc., Springs
                                                Industries Inc. and Kmart Corporation.
Louis A. Weil, Ill (56)       Director          Publisher and Chief Executive Officer (since January 1996)
                                                and Director (since September 1991) of Central
                                                Newspapers, Inc.; Chairman of the Board (since January
                                                1996), Publisher and Chief Executive Officer (August
                                                1991-December 1995) of Phoenix Newspapers, Inc.;
                                                formerly Publisher of Time Magazine (May 1989-March
                                                1991), President, Publisher and Chief Executive Officer
                                                of The Detroit News (February 1986-August 1989), and
                                                Member of the Advisory Board, Chase Manhattan
                                                Bank-Westchester; Director of The High Yield Income
                                                Fund, Inc.
Clay T. Whitehead (59)        Director          President of National Exchange Inc. (new business
                                                development firm) (since May 1983).

                             POSITION                                   PRINCIPAL OCCUPATIONS
NAME, ADDRESS* AND (AGE)     WITH FUND               DURING PAST FIVE YEARS
--------------------------   ---------------------   ------------------------------------------------------------
Thomas A. Early (42)         Vice President          Vice President and General Counsel (since March 1997),
                                                     Prudential Mutual Funds & Annuities; Executive Vice
                                                     President, Secretary and General Counsel (since
                                                     December 1996) of the Manager; formerly Vice
                                                     President and General Counsel (March 1994-March
                                                     1997) of Prudential Retirement Services and Associate
                                                     General Counsel and Chief Financial Services Officer
                                                     (1989-1994), Frank Russell Company.
S. Jane Rose (51)            Secretary               Senior Vice President (since December 1996) of the Manager;
                                                     Senior Vice President and Senior Counsel of Prudential
                                                     Securities (since July 1992); formerly Senior Vice
                                                     President (January 1991-September 1996) and Senior
                                                     Counsel (June 1987-September 1996) of Prudential Mutual
                                                     Fund Management, Inc.
Grace C. Torres (38)         Treasurer and           First Vice President (since December 1996) of the Manager;
                             Principal Financial     First Vice President (since March 1994) of Prudential
                             and Accounting          Securities; formerly First Vice President (March
                             Officer                 1994-September 1996) of Prudential Mutual Fund
                                                     Management, Inc. and Vice President (July 1989-March
                                                     1994) of Bankers Trust Corporation.
Stephen M. Ungerman (44)     Assistant Treasurer     Tax Director (since March 1996) of Prudential Investments
                                                     and the Private Asset Group of The Prudential Insurance
                                                     Company of America (Prudential); formerly First Vice
                                                     President of Prudential Mutual Fund Management, Inc.
                                                     (February 1993-September 1996), and Senior Tax Manager
                                                     of Price Waterhouse LLP (1981-January 1993).


-----------

 * Unless otherwise noted, the address for each of the above persons is: c/o Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

** "Interested" Director, as defined in the Investment Company Act, by reason of his affiliation with Prudential, Prudential Securities or the Manager.



     Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by Prudential Securities.


     The officers conduct and supervise the daily business operations of the Fund, while the directors, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy. The Fund pays each of its Directors who is not an affiliated person of the Manager annual compensation of $2,500, in addition to certain out-of-pocket expenses.

     Directors may receive their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of Directors' fees which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or at the daily rate of return of the Fund of the Fund (the Fund rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Fund.

     The Directors have adopted a retirement policy which calls for the retirement of Directors on December 31 of the year in which they reach the age of 72, except that retirement is being phased in for Directors who were age 68 or older as of December 31, 1993. Under this phase-in provision, Mr. Beach is scheduled to retire on December 31, 1999.


     Pursuant to the terms of the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Directors of the Fund who are affiliated persons of the Manager.

     The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended October 31, 1997 to current Directors of the Fund, as well as to Directors of the Fund who served during the Fund's 1997 fiscal year. The table also shows aggregate compensation paid to those Directors for service on Boards of all funds managed by the Manager, including the Fund (the Fund Complex), for the calendar year ended December 31, 1996.


                              COMPENSATION TABLE




                                                                                                                 TOTAL 1996
                                                                                                                COMPENSATION
                                                                       PENSION OR                              PAID TO BOARD
                                                                       RETIREMENT                                 MEMBERS
                                                    AGGREGATE       BENEFITS ACCRUED     ESTIMATED ANNUAL        FROM FUND
                                                   COMPENSATION     AS PART OF FUND       BENEFITS UPON           AND FUND
NAME AND POSITION                                 FROM FUND        EXPENSES             RETIREMENT               COMPLEX(2)
-----------------------------------------------   --------------   ------------------   ------------------   ------------------
Beach, Edward D.-Director                             $2,458              None                 N/A           $166,000 (21/39)*
Eyre, Stephen C.-Former Director                      $1,667              None                 N/A           $34,250 (4/5)*
Gold, Delayne D.-Director                             $4,125              None                 N/A           $175,308 (21/42)*
Gunia, Robert F.(1)-Director                            -                 None                 N/A                   -
Hoff, Don G.-Former Director                          $1,667              None                 N/A           $50,042 (5/7)*
Jacobs, Jr., Harry A.(1)-Former Director                -                 None                 N/A                   -
Knafel, Sidney R-Former Director                      $1,667              None                 N/A           $29,875 (4/5)*
LaBlanc, Robert E.-Former Director                    $1,667              None                 N/A           $34,542 (4/6)*
Lennox, Donald D.-Former Director                     $2,458              None                 N/A           $90,000 (10/22)*
McCorkindale, Douglas H.-Director**                   $2,458              None                 N/A           $71,208 (10/13)*
Melzer, Mendel A.(1)-Director                           -                 None                 N/A                   -
Mooney, Thomas T.-Director**                          $2,458              None                 N/A           $135,375 (18/36)*
Munn, Stephen P.-Director                             $2,458              None                 N/A           $49,125 (6/8)*
Owens, Jr., Thomas A.-Former Director                 $1,667              None                 N/A           $86,333 (9/11)*
Redeker, Richard A.(1)-Director and President           -                 None                 N/A                   -
Smith, Robin B.-Director**                            $2,458              None                 N/A           $89,957 (11/20)*
Weil, III, Louis A.-Director                          $2,458              None                 N/A           $91,250 (13/18)*
Whitehead, Clay T. -Director                          $4,125              None                 N/A           $38,292 (5/7)*


-----------
 * Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.


** Total compensation from all of the funds in the Fund Complex for the calendar year ended December 31, 1996, includes amounts deferred at the election of Directors under the funds' deferred compensation plans. Including accrued interest, total compensation amounted to $71,034, $139,869 and $109,294 for Douglas H. McCorkindale, Thomas T. Mooney and Robin B. Smith, respectively.

(1) Directors who are "interested" do not receive compensation from the Fund Complex (including the Fund).


     As of December 12, 1997, the Directors and officers of the Fund, as a group, owned beneficially less than 1% of the common stock of the Portfolio.

     As of December 12, 1997, the beneficial owners, directly or indirectly, of more than 5% of any class of shares of the outstanding common stock of the Fund were those listed in Appendix IV.

     As of December 12, 1997, Prudential Securities was the record holder for other beneficial owners with respect to the Fund of 8,030,018 Class A shares (or approximately 81% of the outstanding Class A shares), 216,904 Class B shares (or approximately 59% of the outstanding Class B shares), 10,651 Class C shares (or approximately 84% of the outstanding Class C shares) and 4,888 Class Z shares (or approximately 99% of the outstanding Class Z shares). In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.


                                    MANAGER


     The Manager of the Fund, Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, serves as manager to substantially all of the other investment companies that, together with the Fund, comprise the "Prudential Mutual Funds." See "How the Fund is Managed" in the Prospectus. As of November 30, 1997, the Manager managed and/or administered open-end and closed-end management investment companies with assets of approximately $60.1 billion. According to the Investment Company Institute, as of October 31, 1997, the Prudential Mutual Funds were the 17th largest family of mutual funds in the United States.

     The Manager is a subsidiary of Prudential Securities and Prudential. Prudential Mutual Fund Services LLC (the Transfer Agent), a wholly owned subsidiary of the Manager, serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

     Pursuant to the Management Agreement with the Fund (the Management Agreement), the Manager, subject to the supervision of the Company's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's investments, including the purchase, retention, disposition and loan of securities. In connection therewith, the Manager is obligated to keep certain books and records of the Fund. The Manager also administers the Company's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company and the Transfer Agent. The management services of the Manager for the Fund are not exclusive under the terms of the Management Agreement and the Manager is free to, and does, render management services to others.

     For its services, the Manager receives, pursuant to the Management Agreement, a fee at an annual rate of .55 of 1% of the average daily net assets of the Fund. The fee is computed daily and payable monthly. The Management Agreement also provides that, in the event the expenses of the Fund (including the fees of the Manager, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which the Fund's shares are qualified for offer and sale, the compensation due to the Manager will be reduced by the amount of such excess. No jurisdiction currently limits the Fund's expenses.

     In connection with its management of the corporate affairs of the Fund, the Manager bears the following expenses:

     (a) the salaries and expenses of all of its and the Fund's personnel except the fees and expenses of Directors who are not affiliated persons of the Manager or Subadviser;

     (b) all expenses incurred by the Manager or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund as described below; and

     (c) the costs and expenses payable to Prudential Investments pursuant to the subadvisory agreement between the Manager and Prudential Investments (the Subadvisory Agreement).

     Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Directors who are not affiliated persons of the Manager or the Subadviser, (c) the fees and certain expenses of the Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade associations of which the Fund may be a member, (h) the cost of stock certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, and paying the fees and expenses of notice filings made in accordance with state securities laws, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and (m) distribution fees.

     The Management Agreement provides that the Manager will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. The Management Agreement was last approved by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party as defined in the Investment Company Act, on May 21, 1997.

     For the fiscal years ended October 31, 1997, 1996 and 1995, the Manager received management fees of $559,063, $682,450 and $876,711, respectively, from the Fund.

     The Manager has entered into the Subadvisory Agreement with Prudential Investments. The Subadvisory Agreement provides that Prudential Investments will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Prudential Investments is obligated to keep certain books and records of the Fund. Prudential Investments has entered into an agreement with PRICOA under which PRICOA provides investment advisory services to the Fund. The Manager continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of such services. Prudential Investments is reimbursed by the Manager for its reasonable costs and expenses incurred in furnishing those services and PRICOA is paid by Prudential Investments a fee at the annual rate of 0.30 of 1% of the Fund's average net assets for furnishing these services.

     The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, the Manager or Prudential Investments upon not more than 60 days', nor less than 30 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act. The Subadvisory Agreement was last approved by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such parties as defined in the Investment Company Act, on May 21, 1997.



                                  DISTRIBUTOR


     Prudential Securities, One Seaport Plaza, New York, New York 10292, acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund.

     Pursuant to separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b-1 under the Investment Company Act and a distribution agreement (the Distribution Agreement), Prudential Securities incurs the expenses of distributing the Class A, Class B and Class C shares of the Fund. Prudential Securities also incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement, none of which are reimbursed by or paid for by the Fund. See "How the Fund is Managed-Distributor" in the Prospectus.

     The Class A Plan for the Fund provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed
 .30 of 1%. Each of the Class B and Class C Plans for the Fund provides that (i) up to .25 of 1% of the average daily net assets of the Class B or Class C shares, as the case may be may be, paid as a service fee and (ii) up to .75 of 1% (not including the service fee) may be used as reimbursement for distribution-related expenses with respect to the Class B or Class C shares, as the case may be (asset-based sales charge). Total distribution fees (including the service fee of .25 of 1%) under each of the Class B and Class C Plans for the Fund may not exceed 1.00%.

     CLASS A PLAN. For the fiscal year ended October 31, 1997, Prudential Securities received payments of $125,386 under the Class A Plan as reimbursement of expenses related to the distribution of Class A shares. This amount was primarily expended for payment of account servicing fees to financial advisers and other persons who sell Class A shares. For the fiscal year ended October 31, 1997, Prudential Securities also received approximately $2,000 in initial sales charges.

     CLASS B PLAN. For the fiscal year ended October 31, 1997, Prudential Securities received $134,558 from the Fund under the Class B Plan and spent approximately $24,800 in distributing the Fund's Class B shares. It is estimated that of the latter amount, approximately $100 (.40%) was spent on printing and mailing of prospectuses to other than current shareholders; $2,600 (10.49%) on compensation to Pruco Securities Corporation (Prusec) for commissions to its representatives and other expenses, including an allocation on account of overhead and other branch office distribution-related expenses, incurred by it for distribution of shares of the Fund; and $22,100 (89.11%) on the aggregate of (i) payments of commissions and account servicing fees to financial advisers ($20,800 or 83.87%) and (ii) an allocation on account of overhead and other branch office distribution-related expenses ($1,300 or 5.24%). The term "overhead and other branch office distribution-related expenses" represents (a) the expenses of operating Prudential Securities branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies,
(b) the costs of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other incidental expenses relating to branch promotion of Fund shares.

     Prudential Securities also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class B shares. See "Shareholder Guide-How to Sell Your Shares-Contingent Deferred Sales Charges" in the Prospectus. For the fiscal year ended October 31, 1997, Prudential Securities received approximately $17,700 in contingent deferred sales charges attributable to Class B shares.

     CLASS C PLAN. For the fiscal year ended October 31, 1997, Prudential Securities received $870 from the Fund under the Class C Plan and spent approximately $420 in distributing the Fund's Class C shares. It is estimated that of the latter amount approximately 2.38% ($10) was spent on printing and mailing of prospectuses to other than current shareholders; 97.62% ($410) on the aggregate of (i) payments of commission and account servicing fees to financial advisors (71.43% or $300) and (ii) an allocation of overhead and other branch office distribution-related expenses (26.19% or $110). The term "overhead and other branch office distribution-related expenses" represents (a) the expenses of operating Prudential Securities' branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other incidental expenses relating to branch promotion of Fund sales.

     Prudential Securities also receives the proceeds of contingent deferred sales charges paid by holders of Class C shares upon certain redemptions of Class C shares. See "Shareholder Guide-How to Sell Your Shares-Contingent Deferred Sales Charges" in the Prospectus. For the fiscal year ended October 31, 1997, Prudential Securities received approximately $300 in contingent deferred sales charges attributable to Class C shares.

     The Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority vote of those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plans or any agreement related thereto (the Rule 12b-1 Directors), cast in person at a meeting called for the purpose of voting on such continuance. The Plans may each be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of the applicable class on not more than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class (by both Class A and Class B shareholders of the Fund, voting separately, in the case of material amendments to the Class A Plan for the
Fund), and all material amendments are required to be approved by the Board of Directors in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Fund will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.

     Pursuant to each Plan, the Board of Director will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by Prudential Securities. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Rule 12b-1 Directors shall be committed to the Rule 12b-1 Directors.

     Pursuant to the Distribution Agreement, the Fund has agreed to indemnify Prudential Securities to the extent permitted by applicable law against certain liabilities under the federal securities laws.

     NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, Prudential Securities is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     The Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) Broker-dealers may receive brokerage commissions on portfolio transactions of the Fund, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities and its affiliates.

     Debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with Prudential Securities in any transaction in which Prudential Securities acts as principal. Thus, it will not deal in securities with Prudential Securities acting as market maker, and it will not execute a negotiated trade with Prudential Securities if execution involves Prudential Securities' acting as principal with respect to any part of the Fund's order.


     Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities (or any affiliate), during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company Act), except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Fund's ability to pursue its present investment objective. However, in the future in other circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.


     In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Manager will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than the Fund, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Manager in providing investment management for the Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker or futures commission merchant in the light of generally prevailing rates. The Manager's policy is to pay higher commissions to brokers, dealers and futures commission merchants, other than Prudential Securities, for particular transactions than might be charged if a different broker had been selected, on occasions when, in the Manager's opinion, this policy furthers the objective of obtaining best price and execution. In addition, the Manager is authorized to pay higher commissions on brokerage transactions for the Fund to brokers and futures commission merchants other than Prudential Securities in order to secure research and investment services described above, subject to review by the Company's Board of Directors from time to time as to the extent and continuation of this practice. The allocation of orders among brokers and futures commission merchants and the commission rates paid are reviewed periodically by the Company's Board of Directors.


     Subject to the above considerations, Prudential Securities may act as a securities broker or futures commission merchant for the Fund. In order for Prudential Securities (or any affiliate) to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Prudential Securities (or any affiliate) must be reasonable and fair compared to the commissions, fees or other remuneration paid to other such brokers or futures commission merchants in connection with comparable transactions involving similar securities or futures contracts being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow Prudential Securities (or any affiliate) to receive no more than the remuneration which would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arms-length transaction. Furthermore, the Board of Directors of the Company, including a majority of the noninterested Directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) under the Securities Exchange Act of 1934, Prudential Securities may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. Prudential Securities must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities from transactions effected for the Fund during the applicable period. Brokerage transactions with Prudential Securities (or any affiliate) are also subject to such fiduciary standards as may be imposed by applicable law.


     During the fiscal years ended October 31, 1997, 1996 and 1995, the Fund did not pay any brokerage commissions to Prudential Securities.




                     PURCHASE AND REDEMPTION OF FUND SHARES



     Shares of the Fund may be purchased at a price equal to the next determined NAV per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares), or (ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are offered to a limited group of investors at NAV without any sales charges. See "Shareholder Guide-How to Buy Shares of the Fund" in the Prospectus.


     Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sale charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charge or distribution and/or service fee), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "Distributor" and "Shareholder Investment Account-Exchange Privilege."


ISSUANCE OF FUND SHARES FOR SECURITIES


     Transactions involving the issuance of Fund shares for securities (rather than cash) will be limited to (i) reorganizations, (ii) statutory mergers, or
(iii) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, and (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market.



SPECIMEN PRICE MAKE-UP



     Under the current distribution arrangements between the Fund and Prudential Securities, Class A shares are sold at a maximum sales charge of 3% and Class B*, Class C* and Class Z shares are sold at NAV. Using the NAV at October 31, 1997, the maximum offering price of the Fund's shares is as follows:





    CLASS A
    Net asset value and redemption price per Class A share ...........................   $8.41
    Maximum sales charge (3% of offering price)   ....................................     .26
                                                                                         -----
    Maximum offering price to public  ................................................   $8.67
                                                                                         =====
    CLASS B
    Net asset value, redemption price and offering price to public per Class B share*    $8.45
                                                                                         =====
    CLASS C
    Net asset value, offering price and redemption price to public per Class C share*    $8.45
                                                                                         =====
    CLASS Z
    Net asset value, offering price and redemption price to public per Class Z share     $8.44
                                                                                         =====


     -----------
    * Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "Shareholder Guide-How to Sell Your Shares-Contingent Deferred Sales Charges" in the Prospectus.



REDUCTION AND WAIVER OF INITIAL SALES CHARGES-CLASS A SHARES


     COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other Prudential Mutual Funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "Shareholder Guide-Alternative Purchase Plan" in the Prospectus.


     An eligible group of related Fund investors includes any combination of the following:



     (a)  an individual;


     (b) the individual's spouse, their children and their parents;


     (c) the individual's and spouse's Individual Retirement Account (IRA);


     (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);


     (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;


     (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and


     (g) one or more employee benefit plans of a company controlled by an individual.

     In addition, an eligible group of related Fund investors may include the following: an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer).

     Prudential Securities must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in any retirement or group plans.

     RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of the shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. However, the value of shares held directly with the Transfer Agent and through Prudential Securities will not be aggregated to determine the reduced sales charge. All shares must be held either directly with the Transfer Agent or through Prudential Securities. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge) as of the previous business day. See "How the Fund Values its Shares" in the Prospectus. Prudential Securities must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of Accumulation are not available to individual participants in any retirement or group plans.

     LETTERS OF INTENT. Reduced sales charges are also available to investors (or an eligible group of related investors), including retirement and group plans, who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of the Fund and shares of other Prudential Mutual Funds (Investment Letter of Intent). Retirement and group plans may also qualify to purchase Class A shares at NAV by entering into a Letter of Intent whereby they agree to enroll, within a thirteen-month period, a specified number of eligible employees or participants (Participant Letter of Intent).

     For purposes of the Investment Letter of Intent, all shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction. However, the value of shares held directly with the Transfer Agent and through Prudential Securities will not be aggregated to determine the reduced sales charge. All shares must be held either directly with the Transfer Agent or through Prudential Securities.

     A Letter of Intent permits a purchaser, in the case of an Investment Letter of Intent, to establish a total investment goal to be achieved by any number of investments over a thirteen-month period and, in the case of a Participant Letter of Intent, to establish a minimum eligible employee or participant enrollment goal over a thirteen-month period. Each investment made during the period, in the case of an Investment Letter of Intent, will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. In the case of a Participant Letter of Intent, each investment made during the period will be made at NAV. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the purchaser, except in the case of retirement and group plans where the employer or plan sponsor will be responsible for paying any applicable sales charge. The effective date of an Investment Letter of Intent (except in the case of retirement and group plans) may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

     The Investment Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. Similarly, the Participant Letter of Intent does not obligate the retirement or group plan to enroll the indicated number of eligible employees or participants. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser (or the employer or plan sponsor, in the case of any retirement or group plan) is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charge actually paid. Such payment may be made directly to Prudential Securities or, if not paid, Prudential Securities will liquidate sufficient escrowed shares to obtain such difference. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

     Prudential Securities must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will, in the case of an Investment Letter of Intent, be granted subject to confirmation of the investor's holdings or in the case of a Participant Letter of Intent, subject to confirmation of the number of eligible employees or participants in the retirement or group plan. Letters of Intent are not available to individual participants in any retirement or group plans.


WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE-CLASS B SHARES


     The contingent deferred sales charge (CDSC) is waived under circumstances described in the Prospectus for the Fund. See "Shareholder Guide-How to Sell Your Shares-Waiver of Contingent Deferred Sales Charges-Class B Shares" in the Prospectus. In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.

CATEGORY OF WAIVER                                               REQUIRED DOCUMENTATION
Death                                                            A copy of the shareholder's death certificate or, in the
                                                                 case of a trust, a copy of the grantor's death certificate, plus a copy of the trust agreement identifying the grantor.
Disability-An individual will be considered disabled if he or    A copy of the Social Security Administration award letter
she is unable to engage in any substantial gainful activity by   or a letter from a physician on the physician's letterhead
reason of any medically determinable physical or mental          stating that the shareholder (or, in the case of a trust, the
impairment which can be expected to result in death or to be     grantor) is permanently disabled. The letter must also
of long-continued and indefinite duration.                       indicate the date of disability.
Distribution from an IRA or 403(b) Custodial Account             A copy of the distribution form from the custodial firm
                                                                 indicating (i) the date of birth of the shareholder and (ii)
                                                                 that the shareholder is over age 59-1/2 and is taking a
                                                                 normal distribution-signed by the shareholder.
Distribution from Retirement Plan                                A letter signed by the plan administrator/trustee
                                                                 indicating the reason for the distribution.
Excess Contributions                                             A letter from the shareholder (for an IRA) or the plan
                                                                 administrator/trustee on company letterhead indicating
                                                                 the amount of the excess and whether or not taxes have
                                                                 been paid.

     The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.


QUANTITY DISCOUNT-SHARES PURCHASED PRIOR TO AUGUST 1, 1994


     While a quantity discount is not available for Class B shares of the Fund, a quantity discount may apply to Class B shares of another Prudential Mutual Fund acquired pursuant to the exchange of Class B shares of the Fund. The applicable quantity discount, if any, will be that applicable to the shares acquired as a result of the exchange of Class B shares of the Fund.



                         SHAREHOLDER INVESTMENT ACCOUNT


     Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which the shares are held for the investor by the Transfer Agent. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Account at any time. There is no charge to the investor for issuance of a certificate. The Fund makes available to the shareholders the following privileges and plans.

     EQUITY PARTICIPATION PROGRAM. Under the Equity Participation Program, an investor may arrange to have a specified number of Class A or Class B shares of the Fund automatically exchanged into either one or two Prudential equity funds on a monthly basis (subject to minimum initial and subsequent investment of $1,000 and $100, respectively). Further details about this service and an application form are available from the Transfer Agent, Prudential Securities or Prusec.

     AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV. An investor may direct the Transfer Agent in writing not less than 5 full business days prior to the payment date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the payment date, cash payment will be made directly to the dealer. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such distribution at NAV by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such investment will be made at the NAV per share next determined after receipt of the check or proceeds by the Transfer Agent. Such shareholder will receive credit for any CDSC paid in connection with the amount of proceeds being reinvested.

     EXCHANGE PRIVILEGE. The Fund makes available to its shareholders the privilege of exchanging their shares of the Fund for shares of certain other Prudential Mutual Funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other Prudential Mutual Funds may also be exchanged for shares of the Fund. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of Prudential Mutual Funds, the exchange privilege is available for those funds eligible for investment in the particular program.

     It is contemplated that the exchange privilege may be applicable to new mutual funds whose shares may be distributed by Prudential Securities.

     CLASS A. Shareholders of the Fund may exchange their Class A shares for Class A shares of certain other Prudential Mutual Funds, shares of Prudential Government Securities Trust (Short-Intermediate Term Series) and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the exchange privilege only to acquire Class A shares of the Prudential Mutual Funds participating in the exchange privilege.

     The following money market funds participate in the Class A exchange privilege:



    Prudential California Municipal Fund
     (California Money Market Series)
     Prudential Government Securities Trust
     (Money Market Series)
     (U.S. Treasury Money Market Series)
     Prudential Municipal Series Fund
     (Connecticut Money Market Series)
      (Massachusetts Money Market Series)
      (New Jersey Money Market Series)

      (New York Money Market Series)
     Prudential MoneyMart Assets, Inc. (Class A shares)
     Prudential Tax-Free Money Fund, Inc.

     CLASS B AND CLASS C. Shareholders of the Fund may exchange their Class B and Class C shares of the Fund for Class B and Class C shares of certain other Prudential Mutual Funds and shares of Prudential Special Money Market Fund, Inc. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of Class B and Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the date of the initial purchase, rather than the date of the exchange.

     Class B and Class C shares of the Fund may also be exchanged for shares of an eligible money market fund without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into the Fund, such shares will be subject to the CDSC calculated without regard to the time such shares were held in the money market fund. In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fund will be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being transferred first. In measuring the time period shares are held in a money market fund and "tolled" for purposes of calculating the CDSC holding period, exchanges are deemed to have been made on the last day of the month. Thus, if shares are exchanged into the Fund from a money market fund during the month (and are held in the Fund at the end of the month), the entire month will be included in the CDSC holding period. Conversely, if shares are exchanged into a money market fund prior to the last day of the month (and are held in the money market fund on the last day of the month), the entire month will be excluded from the CDSC holding period. For purposes of calculating the five year holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded.

     At any time after acquiring shares of other funds participating in the Class B or Class C exchange privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C shares of the Fund, respectively, without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares, respectively, of other funds without being subject to any CDSC.


     CLASS Z. Class Z shares may be exchanged for Class Z shares of other Prudential Mutual Funds.


     Additional details about the exchange privilege and prospectuses for each of the Prudential Mutual Funds are available from the Fund's Transfer Agent, Prudential Securities or Prusec. The exchange privilege may be modified, terminated or suspended on sixty days' notice, and any fund, including the Fund, or Prudential Securities, has the right to reject any exchange application relating to such fund's shares.



DOLLAR COST AVERAGING

     Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. An investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.

     Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college today averages around $14,000 at a private college and around $6,000 at a public university. Assuming these costs increase at a rate of 7% a year, as has been projected, for the freshman class of 2011, the cost of four years at a private college could reach $210,000 and over $90,000 at a public university.1


     The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals.2


Period of
Monthly Investments:       $100,000     $150,000     $200,000     $250,000
------------------------   ----------   ----------   ----------   ---------
  25 years ...............     $  110        $ 165       $  220      $  275
  20 years ...............        176          264          352         440
  15 years ...............        296          444          592         740
  10 years ...............        555          833        1,110       1,388
  5 years  ...............      1,371        2,057        2,742       3,428

     See "Automatic Savings Accumulation Plan."

-----------
  1 Source information concerning the costs of education at public and private universities is available from The College Board Annual Survey of Colleges, 1993. Average costs for private institutions include tuition, fees, room and board for the 1993-1994 academic year.

  2 The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


AUTOMATIC SAVINGS ACCUMULATION PLAN (ASAP)


     Under ASAP, an investor may arrange to have a fixed amount automatically invested in shares of the Fund monthly by authorizing his or her bank account or Prudential Securities account (including a Command Account) to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to ASAP participants.


     Further information about this program and an application form can be obtained from the Transfer Agent, Prudential Securities or Prusec.


SYSTEMATIC WITHDRAWAL PLAN


     A systematic withdrawal plan is available to shareholders through Prudential Securities or the Transfer Agent. Such withdrawal plan provides for monthly or quarterly checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Withdrawals of Class B or Class C shares of the Fund may be subject to a CDSC. See "Shareholder Guide-How to Sell Your Shares-Contingent Deferred Sales Charges" in the Prospectus.


     In the case of shares held through the Transfer Agent (i) a $10,000 minimum account value applies, (ii) withdrawals may not be for less than $100 and (iii) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at net asset value on shares held under this plan. See "Shareholder Investment
Account-Automatic Reinvestment of Dividends and/or Distributions."


     Prudential Securities and the Transfer Agent act as agents for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and Prudential Securities reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.


     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to (i) the purchase of Class A shares and (ii) the withdrawal of Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

TAX-DEFERRED RETIREMENT PLANS

     Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under
Section 403(b)(7) of the Internal Revenue Code are available through Prudential Securities. Thee plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details are available from Prudential Securities or the Transfer Agent.

     Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.


TAX-DEFERRED RETIREMENT ACCOUNTS
     Individual Retirement Accounts. An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.


          Tax-Deferred Compounding1
Contributions           Personal
Made Over:              Savings        IRA
---------------------   ----------   ---------
            10 years     $ 26,165    $ 31,291
            15 years       44,675      58,649
            20 years       68,109      98,846
            25 years       97,780     157,909
            30 years      135,346     244,692


-----------

  1 The chart is for illustrative purposes only and does not represent the performance of the Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in the IRA account will be subject to tax when withdrawn from the account.


MUTUAL FUND PROGRAMS

     From time to time, the Fund may be included in a mutual fund program with other Prudential Mutual Funds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, these programs are created with an investment theme, e.g., to seek greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Fund may waive or reduce the minimum initial investment requirements in connection with such a program.

     The mutual funds in the program may be purchased individually or as part of a program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their Prudential Securities financial advisor or Prudential/Pruco Securities Representative concerning the appropriate blend of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.


                                NET ASSET VALUE

     Under the Investment Company Act, the Board of Directors is responsible for determining in good faith the fair market value of the securities of the Fund. The NAV per share is the net worth of the Fund (assets, including securities at value, minus liabilities) divided by the number of shares outstanding. NAV is calculated separately for each class. In accordance with procedures adopted by the Board of Directors, the value of the Fund will be determined as follows:

     Government securities for which quotations are available will be based on prices provided by independent pricing services or broker-dealers. Other portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued by an independent pricing service or by principal market makers. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid and asked price quoted on such day or at the bid price on such day in the absence of an asked price. Quotations of foreign securities in a foreign currency will be converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer. Forward currency exchange contracts will be valued at the current cost of covering or offsetting the contract. Options will be valued at the mean between the most recently quoted bid and asked prices on the applicable exchanges. The Fund may engage pricing services to obtain such prices. Over-the-counter options will be valued at the average between the bid and asked prices provided by a dealer. Options will be valued at market value or fair value if no market exists. Futures contracts are marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchanges. Short-term instruments which mature in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, unless the Fund's Manager determines that such valuation does not represent fair value. The Manager has determined that amortized cost does not represent fair value regarding certain short-term securities with remaining maturities of 60 days or less. Such securities are valued at market value. Repurchase agreements will be valued at cost plus accrued interest. Securities or other assets for which reliable market quotations are not readily available are valued by the Manager or Subadviser (or Valuation Committee or Board of Directors) in good faith at fair value in accordance with procedures adopted by the Board of Directors on the basis of the following factors: cost of the security, transactions in comparable securities, relationships among various securities and such other factors as may be determined by the Manager, the Subadviser or the Board of Directors to materially affect the value of the security.


                       TAXES, DIVIDENDS AND DISTRIBUTIONS

     GENERAL. The Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code for the taxable year. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies or other income related to the Fund's business of investing in securities or commodities, including, but not limited to, gains derived from options and futures on such securities or foreign currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and no more than 10% of the outstanding voting securities of any such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities); and (c) distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year. These requirements may limit the Fund's ability to engage in or close out transactions involving options on securities, interest rate futures and options thereon.

     Gains or losses on sales of securities by the Fund will generally be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon or otherwise holds an offsetting position with respect to the securities. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will generally be treated as gains and losses from the sale of securities. If an option written by the Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. Certain transactions of the Fund may be subject to wash sale, short sale, constructive sale, straddle and anti-conversion provisions of the Internal Revenue Code which may, among other things, require the Fund to defer recognition of losses.

     Distributions of net investment income and net short-term capital gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of net long-term capital gains, if any, are taxable as long-term capital gains regardless of how long the investor has held his or her Fund shares. However, if a shareholder holds shares in the Fund for not more than six months, then any loss recognized on the sale of such shares will be treated as long-term capital loss to the extent of any distribution on the shares which was treated as long-term capital gain. Shareholders will be notified annually by the Fund as to the federal tax status of distributions made by the Fund.


     Dividends of net investment income and distributions of net short-term capital gains paid to a shareholder (including a shareholder acting as a nominee or fiduciary) who is a nonresident alien individual, a foreign corporation or a foreign partnership (foreign shareholder) are subject to a 30% (or lower treaty rate) withholding tax upon the gross amount of the dividends unless the dividends are effectively connected with a U.S. trade or business conducted by the foreign shareholder. Capital gain dividends paid to a foreign shareholder are generally not subject to withholding tax. A foreign shareholder will, however, be required to pay U.S. income tax on any dividends and capital gain distributions which are effectively connected with a U.S. trade or business of the foreign shareholder.


     Dividends received by corporate shareholders are eligible for a dividends-received deduction of 70% to the extent the Fund's income is derived from qualified dividends received by the Fund from domestic corporations. Interest income, capital gain net income, gain or loss from Section 1256 contracts (described above), dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Since the Fund is likely to have a substantial portion of its assets invested in non-equity securities, the amount of the Fund's dividends eligible for the corporate dividends-received deduction will be minimal. Individual shareholders are not eligible for the dividends-received deduction.


     A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year.

     If the Fund is liable for foreign taxes, the Fund expects to meet the requirements of the Internal Revenue Code for "passing-through" to its shareholders foreign taxes paid, but there can be no assurance that the Fund will be able to do so. Under the Internal Revenue Code, if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible and may file an election with the Internal Revenue Service to "pass-through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election shareholders will be required to: (i) include in gross income (in addition to taxable dividends actually received) their pro rata share of the foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income or, subject to certain limitations, use it as a foreign tax credit against U.S. income taxes. No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. A shareholder that is a nonresident alien individual or foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to various limitations including a separate limitation for "passive income," which includes, among other things, dividends, certain interest and certain foreign currency gains.

     Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and
(b) the portion of the dividend which represents income derived from sources within each such country.

     A "passive foreign investment company" (PFIC) is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Fund acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Proposed Treasury regulations provide that the Fund may make a "mark-to-market" election with respect to any stock it holds of a PFIC. If the election is in effect, at the end of the Fund's taxable year, the Fund will recognize the amount of gains, if any, with respect to PFIC stock. No loss will be recognized on PFIC stock. Alternatively, the Fund may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain even if they are not distributed to the Fund; those amounts would be subject to the distribution requirements applicable to the Fund described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

     The Fund may purchase debt securities (such as zero coupon bonds) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as income earned by the Fund and therefore is subject to the distribution requirements of the Internal Revenue Code. Because the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to satisfy the Internal Revenue Code's distribution requirements.

     The per share dividends on Class B and Class C shares will typically be lower than the per share dividends and distributions on Class A and Class Z shares as a result of the higher distribution-related fee applicable to the Class B and Class C shares. The per share distributions of capital gains, if any, will be in the same amounts per share for Class A, Class B, Class C and Class Z shares. See "How the Fund Values its Shares" in the Prospectus.

     For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 1997, of approximately $51,059,600 of which $4,207,200 expires in 2000, $32,949,600 expires in 2001, $12,011,000 expires in 2002,
$1,565,600 expires in 2003 and $326,200 expires in 2004. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards.

     CURRENCY FLUCTUATIONS. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the

Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If currency fluctuation losses exceed other investment company taxable income during a taxable year, distributions made by the Fund during the year would be characterized as a return of capital to shareholders, reducing each shareholder's basis in their shares.


     BACKUP WITHHOLDING. With limited exceptions, the Fund is required to withhold federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certification or who have been notified by the Internal Revenue Service that they are subject to backup withholding.

     Any amounts withheld may be credited against a shareholder's federal income tax liability.


     OTHER TAXATION. Distributions may also be subject to state, local and foreign taxes depending on each shareholder's particular situation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


                            PERFORMANCE INFORMATION


     AVERAGE ANNUAL TOTAL RETURN. The Fund may from time to time advertise its average annual total return. Average annual total return is calculated separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.


     The average annual total return is computed according to the following formula:

                               P (1 + T)n = ERV

Where: P = a hypothetical initial payment of $1,000
      T = average annual total return
      n = number of years
      ERV = ending redeemable value at the end of the 1, 5 or 10 year periods
          (or fractional portion thereof) of hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Average annual total return takes into account any applicable initial or contingent deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.


     The average annual total returns for Class A shares for the one year, five year and since inception (November 1, 1990) periods ended October 31, 1997 were 1.99%, 4.95% and 5.00%, respectively. The average annual total returns for Class B shares for the one, five year and since inception (November 1, 1990) periods ended October 31, 1997 were 1.59%, 4.94% and 4.73%, respectively. The average annual total returns for Class C shares for the one year and since inception (August 1, 1994) periods ended October 31, 1997 were 3.59% and 6.58%, respectively.

     AGGREGATE TOTAL RETURN. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

     Aggregate total return represents the cumulative change in the value of an investment in the Fund and is computed according to the following formula:

                                    ERV - P
                                    -------
                                       P

Where: P = a hypothetical initial payment of $1,000.

      ERV = ending redeemable value at the end of the 1, 5 or 10 year periods
          (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.


     The aggregate total returns for Class A shares for the one year, five year and since inception periods ended October 31, 1997 were 5.14%, 31.28% and 45.01%, respectively. The aggregate total returns for Class B shares for the one year, five year and since inception periods ended October 31, 1997 were 4.59%, 27.23% and 38.14%, respectively. The aggregate total returns for Class C shares for the one year and since inception (August 1, 1994) periods ended October 31, 1997 were 4.59% and 23.02%, respectively. The aggregate total return for Class Z shares since inception (January 27, 1997) for the period ended October 31, 1997 was 3.53%.

     YIELD. The Fund may from time to time advertise its "yield" as calculated over a 30-day period. Yield is determined separately for Class A, Class B, Class C and Class Z shares. The yield will be computed by dividing the Fund's net investment income per share earned during this 30-day period by the offering price on the last day of this period.

     The Fund's yield is calculated according to the following formula:


                                     a - b
                           YIELD = 2 [(----  + 1)6-1]
                                       cd

Where: a = dividends and interest earned during the period.
      b = expenses accrued for the period (net of reimbursements).
      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
      d = the maximum offering price per share on the last day of the period.

     Yield fluctuates and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Yields for the Fund will vary based on a number of factors including changes in net asset value, market conditions, the level of interest rates and the level of Fund income and expenses.


     The yields for the 30 days ended October 31, 1997 were 5.47%, 4.98%, 5.02% and 5.79% for Class A, Class B, Class C and Class Z shares, respectively.

     From time to time, the performance of the Fund may be measured against various indices. Set forth below is a chart which compares the performance of different types of investments over the long-term and the rate of inflation.1)

                                    [GRAPH]
            PERFORMANCE COMPARISON OF DIFFERENT TYPES OF INVESTMENTS
                       OVER THE LONG TERM (1/1926-9/1997)


Common Stocks-11.0%

Long-Term Gov't Bonds-5.1%
Inflation-3.1%


-----------
(1)Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation--1997 Yearbook (annually updates the work of Roger G. Ibbotson and Rex A. Sinquefield). All rights reserved. Common stock returns are based on the Standard & Poor's 500 Stock Index, a market-weighted, unmanaged index of 500 common stocks in a variety of industry sectors. It is a commonly used indicator of broad stock price movements. This chart is for illustrative purposes only and is not intended to represent the performance of any particular investment or fund. Investors cannot invest directly in an index. Past performance is not a guarantee of future results.

 CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT AND INDEPENDENT ACCOUNTANTS


     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171 serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund.


     Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837, serves as the transfer and dividend disbursing agent of the Fund. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005. The Transfer Agent is a wholly-owned subsidiary of the Manager. The Transfer Agent provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions, and related functions. For these services, the Transfer Agent receives an annual fee per shareholder account, a new account set up fee for each manually established account and a monthly inactive zero balance account fee. For the fiscal year ended October 31, 1997, the Fund incurred fees of approximately $153,000 for the services of the Transfer Agent. The Transfer Agent is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications expenses and other costs.

     Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Fund's independent accountants and in that capacity audits the Fund's annual financial statements.

Portfolio of Investments as of October 31, 1997
----------------------------------------------------------------
----------------------------------------------------------------
Principal                                               US$
Amount                                                 Value
(000)           Description                           (Note 1)
---------------------------------------------------------------
LONG-TERM INVESTMENTS--81.2%
---------------------------------------------------------------
Australia--10.0%
A$      1,250   Federal National Mortgage
                   Association,
                   6.375%, 8/15/07                  $   892,032
                Queensland Treasury Corporation,
        4,500   8.00%, 8/14/01                        3,424,364
        6,000   8.00%, 5/14/03                        4,639,597
                                                    -----------
                                                      8,955,993
---------------------------------------------------------------
Canada--9.3%
C$      4,000   British Columbia Provincial
                   Bonds,
                   7.75%, 6/16/03                     3,179,928
        4,000   Canadian Government Bonds,
                   9.00%, 12/1/04                     3,455,702
        2,000   Province of Quebec,
                   9.25%, 4/1/02                      1,643,271
                                                    -----------
                                                      8,278,901
---------------------------------------------------------------
Denmark--4.9%
DKr    27,000   Danish Government Bonds,
                   7.00%, 12/15/04                    4,376,624
---------------------------------------------------------------
Germany--6.0%
DM      3,000   Ministry Of Finance, (Russia),
                   9.00%, 3/25/04                     1,641,432
        3,000   Republic of Columbia,
                   7.25%, 12/21/00                    1,809,050
        3,000   Tokyo Gas Co. Ltd.,
                   7.00%, 7/27/05                     1,869,844
                                                    -----------
                                                      5,320,326
---------------------------------------------------------------
Greece--2.3%
                Hellenic Republic,
GRD   243,500      10.70%, 12/31/99                     840,673
      325,000      12.60%, 12/31/03, FRN              1,163,826
                                                     -----------
                                                      2,004,499


PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
---------------------------------------------------------------
---------------------------------------------------------------
Principal                                               US$
Amount                                                 Value
(000)           Description                           (Note 1)
---------------------------------------------------------------

---------------------------------------------------------------
Hungary--0.4%
HUF    65,000   Hungarian Government Bonds,
                   16.50%, 4/12/99                      324,784
---------------------------------------------------------------
Netherlands--2.7%
NLG     2,500   Dutch Government Bonds,
                   6.50%, 4/15/03                     1,364,395
        2,000   Republic of Argentina,
                   7.625%, 7/5/99                     1,053,780
                                                    -----------
                                                      2,418,175
---------------------------------------------------------------
New Zealand--3.9%
NZ$       750   Canadian Government Bonds,
                   6.625%, 10/3/07                      461,594
        1,750   Federal National Mortgage
                   Association,
                   7.25%, 6/20/02                     1,097,777
        3,000   New Zealand Government Bonds,
                   8.00%, 2/15/01                     1,933,321
                                                    -----------
                                                      3,492,692
---------------------------------------------------------------
Spain--4.7%
                Spanish Government Bonds,
Pts   300,000      10.30%, 6/15/02                    2,453,433
      225,000      8.00%, 5/30/04                     1,735,492
                                                    -----------
                                                      4,188,925
---------------------------------------------------------------
Sweden--5.5%
SEK    37,000   Swedish Government Bonds,
                   6.00%, 2/9/05                      4,872,578
---------------------------------------------------------------
United Kingdom--7.9%
BP        500   Banco Nacional de Comercio
                   Exterior SNC,
                   8.75%, 9/28/00                       801,642
---------------------------------------------------------------
See Notes to Financial Statements.

Portfolio of Investments as of October 31, 1997
----------------------------------------------------------------
----------------------------------------------------------------
Principal                                               US$
Amount                                                 Value
(000)           Description                           (Note 1)
----------------------------------------------------------------
United Kingdom (cont'd.)
BP      1,300   Powergen PLC,
                   8.875%, 3/26/03                  $ 2,326,124
        2,200   United Kingdom Treasury Bonds,
                   7.75%, 9/8/06                      3,955,611
                                                    -----------
                                                      7,083,377
---------------------------------------------------------------
United States--23.6%
Central Banks--2.8%
US$       750   Banco del Estado Chile,
                   8.39%, 8/1/01                        795,000
        1,750   National Bank of Romania,
                   9.75%, 6/25/99                     1,732,500
                                                    -----------
                                                      2,527,500
---------------------------------------------------------------
Corporate Bonds--4.5%
        1,000   Cadbury Schweppes, PLC,
                   6.25%, 10/4/99                     1,004,000
        2,000   Ford Motor Credit Co.,
                   6.25%, 11/8/00                     2,011,000
        1,000   Petroleas Mexicano, FRN,
                   6.7188%, 3/8/99                      995,000
                                                    -----------
                                                      4,010,000
---------------------------------------------------------------
Sovereign Bonds--7.9%
          500   Jamaican Government Bonds,
                   9.625%, 7/2/02                       477,500
        1,000   Ministry Of Finance, (Russia),
                   10.00%, 6/26/07                      900,000
        1,750   Municpality of Rio De Janeiro,
                   10.375%, 7/12/99                   1,776,250
          480   Republic of Argentina, FRB,
                   6.6875%, 3/31/05                     409,200
        1,200   Republic of Brazil, IDU,
                   6.8125%, 1/1/01                      713,369
          944   Republic of Croatia, FRN,
                   6.625%, 7/31/06                      830,822


PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
----------------------------------------------------------------
----------------------------------------------------------------
Principal                                               US$
Amount                                                 Value
(000)           Description                           (Note 1)
----------------------------------------------------------------

----------------------------------------------------------------
US$       400   Republic of Lithuania,
                   7.125%, 7/22/02                      388,000
          500   Sultan of Oman,
                   7.125%, 3/20/02                      501,250
        1,015   Trinidad & Tobago Republic,
                   9.75%, 11/3/00                     1,040,375
                                                    -----------
                                                      7,036,766
---------------------------------------------------------------
U.S. Government Obligations--8.4%
                United States Treasury Notes,
        4,500      6.125%, 9/30/00                    4,547,790
        1,000      7.875%, 11/15/04                   1,114,840
        1,750      6.25%, 2/15/07                     1,793,208
                                                    -----------
                                                      7,455,838
                                                    -----------
                                                     21,030,104
                                                    -----------
             Total long-term investments
                (cost US$73,933,445)                 72,346,978
                                                    -----------
SHORT-TERM INVESTMENTS--16.3%
---------------------------------------------------------------
Hungary--0.7%
HUF   120,000   Hungarian Government Bonds,
                   23.50%, 5/17/98                      626,919
---------------------------------------------------------------
Indonesia--0.9%
IDR 1,000,000   Bank Negara Indonesia, NCD,
                   25.00%(a), 12/7/97                   270,910
    2,000,000   Bank Tabungan Negara, NCD,
                   25.00%(a), 2/18/98                   519,570
                                                    -----------
                                                        790,480
---------------------------------------------------------------
Poland--0.2%
PLN       750   Polish Government Bonds,
                   16.00%, 10/12/98                     201,211
---------------------------------------------------------------
Spain--1.4%
Pts   180,000  Republic of Argentina,
                   12.80%, 12/9/97                    1,240,188
---------------------------------------------------------------
See Notes to Financial Statements.

Portfolio of Investments as of October 31, 1997
---------------------------------------------------------------
---------------------------------------------------------------
Principal                                                US$
Amount                                                  Value
(000)          Description                             (Note 1)
---------------------------------------------------------------
United States--13.1%
Corporate Bonds--7.4%
US$     3,080  Empresa de Petroleos,
                   7.25%, 7/8/98                    $ 3,061,520
        2,500  Empresas La Moderna S.A. de C.V.,
                   10.25%, 11/12/97                   2,501,563
        1,000  Nacional Financiera SNC,
                   5.875%, 2/17/98                      995,500
                                                    -----------
                                                      6,558,583
---------------------------------------------------------------
Repurchase Agreement--2.0%
        1,821  Joint Repurchase Agreement
                 Account,
                   5.70%, 11/3/97, (Note 5)           1,821,000
---------------------------------------------------------------
Sovereign Bonds--2.2%
        2,000  Communidad de Madrid,
                   5.75%, 7/8/98                      1,996,000


PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
----------------------------------------------------------------
----------------------------------------------------------------
Principal                                               US$
Amount                                                 Value
(000)           Description                           (Note 1)
----------------------------------------------------------------

----------------------------------------------------------------
Supranational Bonds--1.5%
US$     1,300  Corporacion Andina de Formento,
                   7.25%, 4/30/98                     1,308,450
                                                    -----------
                                                     11,684,033
                                                    -----------
             Total short-term investments
                (cost US$15,432,441)                 14,542,831
                                                    -----------
---------------------------------------------------------------
Total Investments--97.5%
             (cost US$89,365,886; Note 4)            86,889,809
             Other assets in excess of
                liabilities--2.5%                     2,268,519
                                                    -----------
             Net Assets--100%                       $89,158,328
                                                    ===========

---------------
Portfolio securities are classified by country according to the security's currency denomination.
(a) Percentages quoted represent yield-to-maturity as of purchase date.
FRB--Floating Rate Bond.
FRN--Floating Rate Note.
IDU--Interest Due and Unpaid Bonds.
NCD--Negotiable Certificates of Deposit.
--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                                                 PRUDENTIAL GLOBAL LIMITED
                                                                 MATURITY FUND, INC.
Statement of Assets and Liabilities                             LIMITED MATURITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
Assets                                                                                                        October 31, 1997
Investments, at value (cost $89,365,886)..................................................................      $    86,889,809
Foreign currency, at value (cost $381,190)................................................................              382,422
Cash......................................................................................................                  796
Interest receivable.......................................................................................            2,653,754
Receivable for investments sold...........................................................................              539,471
Forward currency contracts - net amount receivable from counterparties....................................              496,987
Receivable for Fund shares sold...........................................................................                  870
Other assets..............................................................................................                2,629
                                                                                                                ----------------
   Total assets...........................................................................................           90,966,738
                                                                                                                ----------------
Liabilities
Forward currency contracts - net amount payable to counterparties.........................................            1,083,966
Payable for Fund shares reacquired........................................................................              256,228
Accrued expenses..........................................................................................              209,304
Dividends payable.........................................................................................              202,250
Management fee payable....................................................................................               42,845
Distribution fee payable..................................................................................               13,817
                                                                                                                ---------------
   Total liabilities......................................................................................            1,808,410
                                                                                                                ----------------
Net Assets................................................................................................      $    89,158,328
                                                                                                                ===============
Net assets were comprised of:
   Common stock, at par...................................................................................      $        10,602
   Paid-in capital in excess of par.......................................................................          139,070,079
                                                                                                                ---------------
                                                                                                                    139,080,681
   Undistributed net investment income....................................................................            4,198,301
   Accumulated net realized loss on investments...........................................................          (51,059,616)
   Net unrealized depreciation on investments and foreign currencies......................................           (3,061,038)
                                                                                                                ---------------
Net assets, October 31, 1997..............................................................................      $    89,158,328
                                                                                                                ===============
Class A:
   Net asset value and redemption price per share
      ($85,109,511 / 10,123,058 shares of common stock issued and outstanding)............................                $8.41
   Maximum sales charge (3.00% of offering price).........................................................                  .26
                                                                                                                          -----
   Maximum offering price to public.......................................................................                $8.67
                                                                                                                          =====
Class B:
   Net asset value, offering price and redemption price per share
      ($3,937,855 / 466,008 shares of common stock issued and outstanding)................................                $8.45
                                                                                                                          =====

Class C:
   Net asset value, offering price and redemption price per share
      ($106,702 / 12,627 shares of common stock issued and outstanding)...................................                $8.45
                                                                                                                          =====

Class Z:
   Net asset value, offering price and redemption price per share
      ($4,260 / 505 shares of common stock issued and outstanding)........................................                $8.44
                                                                                                                          =====

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Operations
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                    Year Ended
Net Investment Income                            October 31, 1997

Income
   Interest...................................     $  8,427,387
                                                   ------------
Expenses
   Management fee.............................          559,063
   Distribution fee--Class A..................          125,386
   Distribution fee--Class B..................          134,558
   Distribution fee--Class C..................              870
   Transfer agent's fees and expenses.........          179,000
   Custodian's fees and expenses..............          163,000
   Reports to shareholders....................          159,000
   Registration fees..........................           63,000
   Directors' fees and expenses...............           34,000
   Audit fee..................................           30,000
   Legal fees and expenses....................           20,000
   Insurance..................................            2,000
   Miscellaneous..............................            9,391
                                                   ------------
      Total expenses..........................        1,479,268
                                                   ------------
Net investment income.........................        6,948,119
                                                   ------------
Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency Transactions
Net realized gain (loss) on:
   Investment transactions....................         (647,881)
   Foreign currency transactions..............        4,587,258
                                                    ------------
                                                      3,939,377
                                                   ------------
Net change in unrealized depreciation of:
   Investments................................       (5,168,458)
   Foreign currencies.........................         (495,920)
                                                   ------------
                                                     (5,664,378)
                                                   ------------
Net loss on investments and foreign
   currencies.................................       (1,725,001)
                                                   ------------
Net Increase in Net Assets
Resulting from Operations.....................     $  5,223,118
                                                   ============

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Changes in Net Assets
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Increase (Decrease)                       Year Ended October 31,
                                     ------------------------------
in Net Assets                            1997              1996
                                     ----------        ------------
Operations
   Net investment income.........    $  6,948,119      $  8,406,425
   Net realized gain on
      investment and foreign
      currency transactions......       3,939,377         3,647,613
   Net change in unrealized
      appreciation/depreciation
      of investments and foreign
      currencies.................      (5,664,378)        1,604,117
                                     ------------      ------------
Net increase in net assets
   resulting from operations.....       5,223,118        13,658,155
                                     ------------      ------------
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A....................      (5,803,256)       (3,551,164)
      Class B....................      (1,137,460)       (4,273,201)
      Class C....................          (7,370)             (258)
      Class Z....................             (33)          --
                                     ------------      ------------
                                       (6,948,119)       (7,824,623)
                                     ------------      ------------
   Distributions in excess of net
      investment income
      Class A....................      (2,383,691)          --
      Class B....................        (802,612)          --
      Class C....................          (1,338)          --
      Class Z....................              (4)          --
                                   ----------------    ------------
                                       (3,187,645)          --
                                   ----------------    ------------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold.......................      15,362,799        43,445,909
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions..............       5,830,223         4,419,538
   Cost of shares reacquired.....     (41,030,001)      (66,462,304)
                                      ------------      ------------
Net decrease in net assets from
   Fund share transactions.......     (19,836,979)      (18,596,857)
                                     ------------      ------------
Total decrease...................     (24,749,625)      (12,763,325)
Net Assets
Beginning of year................     113,907,953       126,671,278
                                     ------------      ------------
End of year......................    $ 89,158,328      $113,907,953
                                     ============      ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                                PRUDENTIAL GLOBAL LIMITED
                                                MATURITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS                   LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Prudential Global Limited Maturity Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a non-diversified, open-end, management investment company. The Fund was incorporated in Maryland on February 21, 1990. Prior to January 19, 1996 the Fund consisted of two series, namely: Limited Maturity Portfolio and Global Assets Portfolio. On January 19, 1996, the Limited Maturity Portfolio acquired the assets of the Global Assets Portfolio. The Limited Maturity Portfolio (the 'Portfolio') commenced investment operations on November 1, 1990. The investment objective of the Portfolio is to maximize total return, the components of which are current income and capital appreciation, by investing primarily in a portfolio of investment grade debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific country or industry.
-------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Government securities for which quotations are available will be based on prices provided by an independent pricing service or broker-dealer. Other portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the average of the quoted bid and asked prices provided by an independent pricing service or by principal market makers. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange;

(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the fiscal period. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains (losses) on investment transactions.

Net realized gain on foreign currency transactions represents net foreign exchange gains or losses from sales and maturities of short-term securities, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at fiscal period end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

FORWARD CURRENCY CONTRACTS: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated
--------------------------------------------------------------------------------
                                      B-34

                                                  PRUDENTIAL GLOBAL LIMITED
                                                  MATURITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS                     LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

SECURITIES TRANSACTIONS AND NET INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes discounts on purchases of debt securities as adjustments to income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

DIVIDENDS AND DISTRIBUTIONS: The Fund declares daily and pays dividends from book basis net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Portfolio accounts and reports for distributions to shareholders in accordance with American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income by $3,566,228, increase accumulated net realized loss on investments by $14,498,557 and increase paid in capital by $10,932,329. This was primarily the result of net foreign currency gains incurred for the year ended October 31, 1997 and the capital loss carryforward of $10,932,329 assumed upon the merger of Global Assets Portfolio on January 19, 1996. Net investment income, net realized gains and net assets were not affected by this change.

FEDERAL INCOME TAXES: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------
NOTE 2. AGREEMENTS

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC, through an agreement with PRICOA Asset Management Ltd. ('PRICOA'), furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .55 of 1% of the average daily net assets of the Portfolio.

The Fund has a distribution agreement with Prudential Securities Incorporated ('PSI'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PSI. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .15 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended October 31, 1997.

PSI has advised the Fund that it has received approximately $2,000 in front-end sales charges resulting from sales of Class A shares during the year ended October 31, 1997. From these fees, PSI paid such sales charges

--------------------------------------------------------------------------------
                                      B-35

                                                  PRUDENTIAL GLOBAL LIMITED
                                                  MATURITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS                     LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the year ended October 31, 1997, it received approximately $17,700 and $300 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a credit agreement (the 'Agreement') on December 31, 1996 with an unaffiliated lender. The maximum commitment under the Agreement is $200,000,000. The Agreement expires on December 30, 1997. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund has not borrowed any amounts pursuant to the Agreement as of October 31, 1997. The Funds pay a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro-rata basis by the Funds.

PSI, PIFM, PIC and PRICOA are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.

-------------------------------------------------------------------------------
NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PIFM, serves as the Fund's transfer agent and during the year ended October 31, 1997, the Portfolio incurred fees of approximately $153,000 for the services of PMFS. As of October 31, 1997, approximately $11,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

-------------------------------------------------------------------------------
NOTE 4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments and options, for the year ended October 31, 1997 aggregated $47,422,134 and $56,954,513, respectively.

The United States federal income tax basis of the Portfolio's investments at October 31, 1997 was substantially the same as for financial reporting purposes and, accordingly, net unrealized depreciation of investments was $2,476,077 (gross unrealized appreciation--$995,229; gross unrealized depreciation-- $3,471,306).

For federal income tax purposes, the Portfolio had a capital loss carryforward as of October 31, 1997, of approximately $51,059,600 of which $4,207,200 expires in 2000, $32,949,600 expires in 2001, $12,011,000 expires in 2002, $1,565,600 expires in 2003 and $326,200 expires in 2004. Such carryforward is after utilization of approximately $373,100 of net taxable gains realized and recognized during the year ended October 31, 1997. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

At October 31, 1997, the Portfolio had outstanding forward currency contracts both to purchase and sell foreign currencies as follows:

                               VALUE AT
FORWARD CURRENCY            SETTLEMENT DATE    CURRENT
PURCHASE CONTRACTS              PAYABLE         VALUE       APPRECIATION
--------------------------- ---------------   ----------   --------------
Deutschemarks,
  expiring 11/4/97.........   $   309,119     $  307,598      $ (1,521)
Deutschemarks,
  expiring 4/30/98.........     1,950,258      1,959,037         8,779
Norwegian Krone,
  expiring 11/25/97........     2,738,351      2,804,370        66,019
                             ------------     ----------      --------
                              $ 4,997,728     $5,071,005      $ 73,277
                              ===========     ==========      ========

                             VALUE AT
FORWARD CURRENCY          SETTLEMENT DATE     CURRENT     APPRECIATION/
SALE CONTRACTS              RECEIVABLE         VALUE      DEPRECIATION
------------------------- ---------------   -----------   ------------
Australian Dollars,
  expiring 11/25/97......   $ 9,073,347     $ 8,991,073    $   82,274
French Francs,
  expiring 11/25/97......     4,280,708       4,423,136      (142,428)
Greek Drachma,
  expiring 11/4/97.......       309,120         308,198           922
Greek Drachma,
  expiring 4/30/98.......     1,950,258       2,135,589      (185,331)
Indonesian Rupiah,
  expiring 12/8/97 -
  2/18/98................     1,147,807         808,814       338,993
Netherland Guilders,
  expiring 11/25/97......    11,347,297      11,680,819      (333,522)
Netherland Guilders,
  expiring 11/25/97......     3,638,352       3,753,158      (114,806)
New Zealand Dollars,
  expiring 11/25/97......     3,445,112       3,457,983       (12,871)
Swiss Francs,
  expiring 11/25/97......     5,211,527       5,505,014      (293,487)
                            -----------     -----------    ----------
                            $40,403,528     $41,063,784    $ (660,256)
                            ===========     ===========    ==========

--------------------------------------------------------------------------------
                                       B-36

                                                 PRUDENTIAL GLOBAL LIMITED
                                                 MATURITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS                    LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTE 5. JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolio, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. As of October 31, 1997, the Portfolio has a 0.2% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Portfolio represents $1,821,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:

Bear Stearns, 5.70%, in the principal amount of $236,000,000, repurchase price $236,112,100, due 11/3/97. The value of the collateral including accrued interest was $241,912,917.

Credit Suisse First Boston, 5.72%, in the principal amount of $237,440,000, repurchase price $237,553,180, due 11/3/97. The value of the collateral including accrued interest was $246,134,363.

Deutsche Morgan Grenfell, 5.70%, in the principal amount of $236,000,000, repurchase price $236,112,100, due 11/3/97. The value of the collateral including accrued interest was $240,720,618.

SBC Warburg, 5.66%, in the principal amount of $92,714,000, repurchase price $92,757,730, due 11/3/97. The value of the collateral including accrued interest was $94,588,984.

--------------------------------------------------------------------------------
NOTE 6. CAPITAL

The Portfolio offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective January 27, 1997, the Portfolio commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Portfolio has authorized 2 billion shares of common stock at $.001 par value per share equally divided into Class A, B, C and Z shares. Transactions in shares of common stock for the fiscal years ended October 31, 1997 and 1996 were as follows.

Class A                                 SHARES         AMOUNT
-------                               ----------    ------------
Year ended October 31, 1997:
Shares sold.........................   1,677,463    $ 14,801,446
Shares issued in reinvestment of
  dividends and distributions.......     550,154       4,710,600
Shares reacquired...................  (2,618,160)    (22,399,789)
                                      ----------    ------------
Net decrease in shares outstanding
  before conversion.................    (390,543)     (2,887,743)
Shares issued upon conversion from
  Class B...........................   2,682,675      22,909,615
                                      ----------    ------------
Net increase in shares
  outstanding.......................   2,292,132    $ 20,021,872
                                      ==========    ============
Year ended October 31, 1996:
Shares sold.........................   2,325,511    $ 19,588,772
Shares acquired in connection with
  acquisition of Global Assets
  Portfolio.........................   2,681,423      22,872,535
Shares issued in reinvestment of
  dividends.........................     229,876       1,972,625
Shares reacquired...................  (2,553,129)    (21,903,466)
                                      ----------    ------------
Net increase in shares outstanding
  before conversion.................   2,683,681      22,530,466
Shares issued upon conversion from
  Class B...........................   2,976,230      25,476,313
                                      ----------    ------------
Net increase in shares
  outstanding.......................   5,659,911    $ 48,006,779
                                      ==========    ============

Class B
-------
Year ended October 31, 1997:
Shares sold.........................      53,550    $    462,980
Shares issued in reinvestment of
  dividends and distributions.......     128,673       1,112,119
Shares reacquired...................  (2,106,270)    (18,586,016)
                                      ----------    ------------
Net decrease in shares outstanding
  before conversion.................  (1,924,047)    (17,010,917)
Shares reacquired upon conversion
  into Class A......................  (2,672,625)    (22,909,615)
                                      ----------    ------------
Net decrease in shares
  outstanding.......................  (4,596,672)   $(39,920,532)
                                      ==========    ============


--------------------------------------------------------------------------------
                                      B-37

                                                 PRUDENTIAL GLOBAL LIMITED
                                                 MATURITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS                    LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                                 SHARES         AMOUNT
-------                               ---------     ------------
Year ended October 31, 1996:
Shares sold.........................     109,083    $    932,602
Shares issued in reinvestment of
  dividends.........................     286,095       2,446,729
Shares reacquired...................  (5,250,123)    (44,558,838)
                                      ----------    ------------
Net decrease in shares outstanding
  before conversion.................  (4,854,945)    (41,179,507)
Shares reacquired upon conversion
  into Class A......................  (2,966,156)    (25,476,313)
                                      ----------    ------------
Net decrease in shares
  outstanding.......................  (7,821,101)   $(66,655,820)
                                      ==========    ============

Class C
-------
Year ended October 31, 1997:
Shares sold.........................      10,910    $     94,072
Shares issued in reinvestment of
  dividends and distributions.......         872           7,480
Shares reacquired...................      (5,205)        (44,196)
                                      ----------    ------------
Net increase in shares
  outstanding.......................       6,577    $     57,356
                                      ==========    ============

Year ended October 31, 1996:
Shares sold.........................       5,939    $     52,000
Shares issued in reinvestment of
  dividends.........................          21             184
                                      ----------    ------------
Increase in shares outstanding......       5,960    $     52,184
                                      ==========    ============

Class Z
-------
January 27, 1997(a) through
  October 31, 1997:
Shares sold.........................         502    $      4,301
Shares issued in reinvestment of
  dividends and distributions.......           3              24
                                      ----------    ------------
Increase in shares outstanding......         505    $      4,325
                                      ==========    ============

---------------
(a) Commencement of offering of Class Z shares.

------------------------------------------------------------
NOTE 7. DIVIDENDS

On December 11, 1997, the Board of Directors of the Fund declared a Special Ordinary Income Dividend of $.30 per Class A, B, C, and Z Shares, payable on December 19, 1997 to shareholders of record on December 16, 1997.

--------------------------------------------------------------------------------
                                       B-38

                                                   PRUDENTIAL GLOBAL LIMITED
                                                   MATURITY FUND, INC.
FINANCIAL HIGHLIGHTS                               LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                CLASS A
                                                        --------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------
                                                        1997(b)      1996        1995        1994         1993
                                                        -------     -------     -------     -------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year..................    $  8.82     $  8.39     $  8.56     $  9.29     $   9.16
                                                        -------     -------     -------     -------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...............................        .60         .60         .61         .70          .97
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions.....       (.16)        .40        (.21)       (.86)        (.26)
                                                        -------     -------     -------     -------     --------
   Total from investment operations.................        .44        1.00         .40        (.16)         .71
                                                        -------     -------     -------     -------     --------
LESS DISTRIBUTIONS
Dividends from net investment income................       (.60)       (.57)       (.48)         --         (.58)
Distributions in excess of net investment income....       (.25)         --          --          --           --
Tax return of capital distributions.................         --          --        (.09)       (.57)          --
                                                        -------     -------     -------     -------     --------
   Total distributions..............................       (.85)       (.57)       (.57)       (.57)        (.58)
                                                        -------     -------     -------     -------     --------
Net asset value, end of year........................    $  8.41     $  8.82     $  8.39     $  8.56     $   9.29
                                                        =======     =======     =======     =======     ========
TOTAL RETURN(a):....................................       5.14%      12.35%       4.92%      (1.89)%       7.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).......................    $85,109     $69,051     $18,216     $28,841     $ 59,458
Average net assets (000)............................    $83,590     $53,284     $20,153     $38,000     $ 70,347
Ratios to average net assets:
   Expenses, including distribution fees............       1.35%       1.32%       1.21%       1.17%        1.02%
   Expenses, excluding distribution fees............       1.20%       1.17%       1.06%       1.02%         .87%
   Net investment income............................       6.94%       7.12%       7.25%       7.67%       10.81%
For Class A, B, C and Z shares:
   Portfolio turnover rate..........................         53%        101%        199%        232%         307%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Calculated based upon average shares outstanding during the year.



--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                                PRUDENTIAL GLOBAL LIMITED
                                                MATURITY FUND, INC.
FINANCIAL HIGHLIGHTS                            LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              CLASS B
                                                    -----------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                                    -----------------------------------------------------------
                                                    1997(b)       1996         1995         1994         1993
                                                    -------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...............   $  8.85     $   8.42     $   8.56     $   9.29     $   9.16
                                                    -------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income............................       .55          .55          .56          .62          .88
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions..................................      (.16)         .40         (.19)        (.86)        (.26)
                                                    -------     --------     --------     --------     --------
   Total from investment operations..............       .39          .95          .37         (.24)         .62
                                                    -------     --------     --------     --------     --------
LESS DISTRIBUTIONS
Dividends from net investment income.............      (.55)        (.52)        (.43)          --         (.49)
Distributions in excess of net investment
   income........................................      (.24)          --           --           --           --
Tax return of capital distributions..............        --           --         (.08)        (.49)          --
                                                    -------     --------     --------     --------     --------
   Total distributions...........................      (.79)        (.52)        (.51)        (.49)        (.49)
                                                    -------     --------     --------     --------     --------
Net asset value, end of year.....................   $  8.45     $   8.85     $   8.42     $   8.56     $   9.29
                                                    =======     ========     ========     ========     ========
TOTAL RETURN(a):.................................      4.59%       11.61%        4.60%       (2.62)%       7.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)....................   $ 3,938     $ 44,804     $108,454     $188,966     $375,013
Average net assets (000).........................   $17,941     $ 70,794     $139,248     $281,143     $474,175
Ratios to average net assets:
   Expenses, including distribution fees.........      1.95%        1.92%        1.83%        1.97%        1.87%
   Expenses, excluding distribution fees.........      1.20%        1.17%        1.08%        1.02%         .87%
   Net investment income.........................      6.34%        6.51%        6.61%        6.82%        9.42%


---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Calculated based upon average shares outstanding during the year.



--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                                  PRUDENTIAL GLOBAL LIMITED
                                                  MATURITY FUND, INC.
FINANCIAL HIGHLIGHTS                              LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            CLASS C                               CLASS Z
                                                    -------------------------------------------------------     -----------
                                                                                                 AUGUST 1,      JANUARY 27,
                                                                                                  1994(C)         1997(D)
                                                            YEAR ENDED OCTOBER 31,                THROUGH         THROUGH
                                                    ---------------------------------------     OCTOBER 31,     OCTOBER 31,
                                                    1997(f)        1996            1995            1994           1997(f)
                                                    -------     -----------     -----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............   $  8.85       $  8.42         $  8.56         $  8.61         $  8.57
                                                    -------       -------         -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income............................       .55           .55             .54             .14             .43
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions..................................      (.16)          .40            (.17)           (.06)           (.11)
                                                    -------       -------         -------         -------         -------

   Total from investment operations..............       .39           .95             .37             .08             .32
                                                    -------       -------         -------         -------         -------
LESS DISTRIBUTIONS
Dividends from net investment income.............      (.55)         (.52)           (.43)             --            (.43)
Distributions in excess of net investment
   income........................................      (.24)           --              --              --            (.02)
Tax return of capital distributions..............        --            --            (.08)           (.13)             --
                                                    -------       -------         -------         -------         -------
   Total distributions...........................      (.79)         (.52)           (.51)           (.13)           (.45)
                                                    -------       -------         -------         -------         -------

Net asset value, end of period...................   $  8.45       $  8.85         $  8.42         $  8.56         $  8.44
                                                    =======       =======         =======         =======         =======
TOTAL RETURN(a):.................................      4.59%        11.61%           4.60%           0.75%           3.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................   $   107       $    54         $   755(e)      $   200(e)      $     4
Average net assets (000).........................   $   116       $     4         $ 1,461(e)      $   199(e)      $   308(e)
Ratios to average net assets:
   Expenses, including distribution fees.........      1.95%         1.92%           1.70%            .93%(b)        1.20%(b)
   Expenses, excluding distribution fees.........      1.20%         1.17%            .95%            .18%(b)        1.20%(b)
   Net investment income.........................      6.36%         6.35%           6.43%           7.02%(b)       14.07%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
(e) Figures are actual and not rounded to the nearest thousand.
(f) Calculated based upon average shares outstanding during the period.


--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                                PRUDENTIAL GLOBAL LIMITED
                                                MATURITY FUND, INC.
Report of Independent Accountants               LIMITED MATURITY PORTFOLIO
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Prudential Global Limited Maturity Fund, Inc.
Limited Maturity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Global Limited Maturity Fund, Inc., Limited Maturity Portfolio (the 'Fund') at October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The accompanying statement of changes in net assets for the year ended October 31, 1996 and the financial highlights for the periods other than the year ended October 31, 1997 were audited by other independent accountants, whose opinion dated December 12, 1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
December 23, 1997


--------------------------------------------------------------------------------
                                      B-42

                          INDEPENDENT AUDITORS' REPORT


THE SHAREHOLDERS AND BOARD OF DIRECTORS OF PRUDENTIAL GLOBAL LIMITED MATURITY FUND, INC., LIMITED MATURITY PORTFOLIO.

We have audited the accompanying statements of changes in net assets of Prudential Global Limited Maturity Fund, Inc., Limited Maturity Portfolio, for the year ended October 31, 1996, and the financial highlights contained in the prospectus for each of the periods prior to and including the year ended October 31, 1996 presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all m aterial respects, the changes in net assets and the financial highlights of Prudential Global Limited Maturity Fund, Inc., Limited Maturity Portfolio, for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
New York, New York
December 12, 1996

                                  APPENDIX I

                         GENERAL INVESTMENT INFORMATION


     The following terms are used in mutual fund investing.


ASSET ALLOCATION

     Asset allocation is a technique for reducing risk and providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.


DIVERSIFICATION

     Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.



DURATION

     Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

     Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest rate payments. Duration is expressed as a measure of time in years-the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).


MARKET TIMING

     Market timing-buying securities when prices are low and selling them when prices are relatively higher-may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors off-set short-term price volatility and realize positive returns.


POWER OF COMPOUNDING

     Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

                                  APPENDIX II

                          HISTORICAL PERFORMANCE DATA


     The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.


     This chart shows the long-term performance of various asset classes and the rate of inflation.



                                    [GRAPH]

                           HISTORICAL PERFORMANCE DATA

Value of $1.00 invested on 1/1/26 through 12/31/96.

Small Stocks $4,495.99

Common Stocks $1,370.95

Long-Term Bonds $33.73

Treasury Bills $13.54

Inflation $8.87


-------
Source: Stocks, Bonds, Bills and Inflation 1997 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any asset class or any Prudential Mutual Fund.

     Generally, stock returns are due to capital appreciation and reinvesting any gains. Bond returns are due to reinvesting interest. Also stock prices are usually more volatile than bond prices over the long-term.


     Small stock returns for 1926-1980 are those of stocks comprising the 5th quintile of the New York Stock Exchange. Thereafter, returns are those of the Dimensional Fund Advisors (DFA) Small Company Fund. Common stock returns are based on the S&P 500 Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.


     Long-term government bond returns are represented by a portfolio that contains only one bond with a maturity of roughly 20 years. At the beginning of each year a new bond with a then-current coupon replaces the old bond. Treasury bill returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not. Inflation is measured by the consumer price index (CPI).

Set forth below is historical performance data relating to various sectors of the fixed-income securities markets. The chart shows the historical total returns of U.S. Treasury bonds, U.S. mortgage securities, U.S. corporate bonds, U.S. high yield bonds and world government bonds on an annual basis from 1987 through 1996. The total returns of the indices include accrued interest, plus the price changes (gains or losses) of the underlying securities during the period mentioned. The data is provided to illustrate the varying historical total returns and investors should not consider this performance data as an indication of the future performance of the Fund or of any sector in which the Fund invests.

     All information relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. Such information has not been verified. The figures do not reflect the operating expenses and fees of a mutual fund. See "Fund Expenses" in the prospectus. The net effect of the deduction of the operating expenses of a mutual fund on the historical total returns, including the compounded effect over time, could be substantial.




                                    [GRAPH]

           HISTORICAL TOTAL RETURNS OF DIFFERENT BOND MARKET SECTORS

--------------------------------------------------------------------------------------------------------
YEAR                     1987    1988    1989    1990    1991    1992    1993    1994    1995    1996
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT
TREASURY
BONDS(1)                 2.0%    7.0%    14.4%   8.5%   15.3%    7.2%    10.7%   -3.4%   18.4%    2.7%
----------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT
MORTGAGE
SECURITIES(2)            4.3%    8.7%    15.4%  10.7%   15.7%    7.0%     6.8%   -1.6%   16.8%    5.4%
----------------------------------------------------------------------------------------------------------

U.S. INVESTMENT GRADE
CORPORATE BONDS(3)       2.6%    9.2%    14.1%   7.1%   18.5%    8.7%    12.2%   -3.9%   22.3%    3.3%
----------------------------------------------------------------------------------------------------------

U.S. HIGH YIELD
CORPORATE BONDS(4)       5.0%   12.5%     0.8%  -9.6%   46.2%   15.8%    17.1%   -1.0%   19.2%    11.4%
----------------------------------------------------------------------------------------------------------

WORLD GOVERNMENT
BONDS(5)                35.2%    2.3%    -3.4%  15.3%   16.2%    4.8%    15.1%    6.0%   19.6%     4.1%
----------------------------------------------------------------------------------------------------------

DIFFERENCE BETWEEN
HIGHEST AND LOWEST      33.2    10.2     18.8   24.9    30.9    11.0     10.3     9.9     5.5      8.7
RETURNS PERCENT
----------------------------------------------------------------------------------------------------------


-------

(1) Lehman Brothers Treasury Bond Index is an unmanaged index made up of over 150 public issues of the U.S. Treasury having maturities of at least one year.

(2) Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index that includes over 600 15 and 30-year fixed-rate mortgaged-backed securities of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage
    Corporation (FHLMC).

(3) Lehman Brothers Corporate Bond Index includes over 3,000 public fixed-rate, nonconvertible investment-grade bonds. All bonds are U.S.
    dollar-denominated issues and include debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies. All bonds in the index have maturities of at least one year.

(4) Lehman Brothers High Yield Bond Index is an unmanaged index comprising over 750 public, fixed-rate, nonconvertible bonds that are rated Ba1 or lower by Moody's Investors Service (or rated BB+ or lower by Standard & Poor's or Fitch Investors Service). All bonds in the index have maturities of at least one year.


(5) Salomon Brothers World Government Index (Non U.S.) includes 800 bonds issued by various foreign governments or agencies, excluding those in the U.S., but including those in Japan, Germany, France, the U.K., Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden, and Austria. All bonds in the index have maturities of at least one year.

The chart below shows the historical volatility of general interest rates as measured by the long U.S. Treasury Bond.





                                    [GRAPH]

                     LONG TERM U.S. TREASURY BOND 1926-1996


20%
15%
10%
5%
0%

1925  1935  1945  1955  1965  1975  1985  1995  1996





-------
  Source: Stocks, Bonds, Bills and Inflation 1997 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. This chart illustrates the historical yield of the long-term U.S. Treasury Bond from 1926-1996. Yields represent that of an annually renewed one-bond portfolio with a remaining maturity of approximately 20 years. This chart is for illustrative purposes only and should not be construed to represent the yields of any Prudential Mutual Fund.

                APPENDIX III-INFORMATION RELATING TO PRUDENTIAL

     Set forth below is information relating to The Prudential Insurance Company of America (Prudential) and its subsidiaries as well as information relating to the Prudential Mutual Funds. See "How the Fund is Managed-Manager" in the Prospectus. The data will be used in sales materials relating to the Prudential Mutual Funds. Unless otherwise indicated, the information is as of December 31, 1996 and is subject to change thereafter. All information relies on data provided by The Prudential Investment Corporation (PIC) or from other sources believed by the Manager to be reliable. Such information has not been verified by the Fund.


INFORMATION ABOUT PRUDENTIAL


     The Manager and PIC(1) are subsidiaries of Prudential, which is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1996. Principal products and services include life and health insurance, other healthcare products, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage. Prudential (together with its subsidiaries) employs almost 81,000 persons worldwide, and maintains a sales force of approximately 11,500 agents and nearly 6,400 financial advisors. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas. Prudential uses the rock of Gibraltar as its symbol. The Prudential rock is a recognized brand name throughout the world.

     INSURANCE. Prudential has been engaged in the insurance business since 1875. It insures or provides financial services to nearly 50 million people worldwide. Long one of the largest issuers of individual life insurance, the Prudential has 22 million life insurance policies in force today with a face value of $1 trillion. Prudential has the largest capital base ($12.1 billion) of any life insurance company in the United States. The Prudential provides auto insurance for more than 1.6 million cars and insures more than 1.2 million homes.

     MONEY MANAGEMENT. The Prudential is one of the largest pension fund managers in the country, providing pension services to 1 in 3 Fortune 500 firms. It manages $36 billion of individual retirement plan assets, such as 401(k) plans. As of December 31, 1996, Prudential had more than $322 billion in assets under management. Prudential Investments, a business group of Prudential (of which Prudential Mutual Funds is a key part) manages over $190 billion in assets of institutions and individuals. In Pensions & Investments, May 12, 1997, Prudential was ranked third in terms of total assets under management.

     REAL ESTATE. Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 37,000 brokers and agents across the United States.(2)

     FINANCIAL SERVICES. The Prudential Bank, a wholly-owned subsidiary of the Prudential, has over $1 billion in assets and serves nearly 1.5 million customers across 50 states.


INFORMATION ABOUT THE PRUDENTIAL MUTUAL FUNDS


     As of June 30, 1997, Prudential Investments Fund Management is the fifteenth largest mutual fund company in the country, with over 2.5 million shareholders invested in more than 50 mutual fund portfolios and variable annuities with more than 3.7 million shareholder accounts.


     The Prudential Mutual Funds have over 30 portfolio managers who manage over $55 billion in mutual fund and variable annuity assets. Some of Prudential's portfolio managers have over 20 years of experience managing investment portfolios.

     From time to time, there may be media coverage of portfolio managers and other investment professionals associated with the Manager and the Subadviser in national and regional publications, on television and in other media. Additionally, individual mutual fund portfolios are frequently cited in surveys conducted by national and regional publications and media organizations such as The Wall Street Journal, The New York Times, Barron's and USA Today.

     EQUITY FUNDS. Forbes magazines listed Prudential Equity Fund among twenty mutual funds on its Honor Roll in its mutual fund issue of August 28, 1995. Honorees are chosen annually among mutual funds (excluding sector funds) which are open to new investors and have had the same management for at least five years. Forbes considers, among other criteria, the total return of a

-----------

(1) Prudential Investments, a business group of PIC, serves as the Subadviser to substantially all of the Prudential Mutual Funds. Wellington Management Company serves as the subadviser to Global Utility Fund, Inc., Nicholas-Applegate Capital Management as the subadviser to Nicholas-Applegate Fund, Inc., Jennison Associates Capital Corp. as the subadviser to Prudential Jennison Series Fund, Inc. and Prudential Active Balanced Fund, a portfolio of Prudential Dryden Fund, Mercator Asset Management, L.P. as the subadviser to International Stock Series, a portfolio of Prudential World Fund, Inc. and BlackRock Financial Management, Inc. as the subadviser to The BlackRock Government Income Trust. There are multiple subadvisers for The Target Portfolio Trust.
(2) As of December 31, 1994.


                                     III-1
mutual fund in both bull and bear markets as well as a fund's risk profile. Prudential Equity Fund is managed with a "value" investment style by PIC. In 1995, Prudential Securities introduced Prudential Jennison Growth Fund, a growth-style equity fund managed by Jennison Associates Capital Corp., a premier institutional equity manager and a subsidiary of Prudential.

HIGH YIELD FUNDS. Investing in high yield bonds is a complex and research intensive pursuit. A separate team of high yield bond analysts monitor the 167 issues held in the Prudential High Yield Fund (currently the largest fund of its kind in the country) along with 100 or so other high yield bonds, which may be considered for purchase.(3) Non-investment grade bonds, also known as junk bonds or high yield bonds, are subject to a greater risk of loss of principal and interest including default risk than higher-rated bonds. Prudential high yield portfolio managers and analysts meet face-to-face with almost every bond issuer in the High Yield Fund's portfolio annually, and have additional telephone contact throughout the year.

Prudential's portfolio managers are supported by a large and sophisticated research organization. Fourteen investment grade bond analysts monitor the financial viability of approximately 1,750 different bond issuers in the investment grade corporate and municipal bond markets-from IBM to small municipalities, such as Rockaway Township, New Jersey. These analysts consider among other things sinking fund provisions and interest coverage ratios.

Prudential's portfolio managers and analysts receive research services from almost 200 brokers and market service vendors. They also receive nearly 100 trade publications and newspapers-from Pulp and Paper Forecaster to Women's Wear Daily-to keep them informed of the industries they follow.

Prudential Mutual Funds' traders scan over 100 computer monitors to collect detailed information on which to trade. From natural gas prices in the Rocky Mountains to the results of local municipal elections, a Prudential portfolio manager or trader is able to monitor it if it's important to a Prudential mutual fund.

Prudential Mutual Funds trade approximately $31 billion in U.S. and foreign government securities a year. PIC seeks information from government policy makers. In 1995. Prudential's portfolio managers met with several senior U.S and foreign government officials, on issues ranging from economic conditions in foreign countries to the viablity of index-linked securities in the United States.

Prudential Mutual Funds' portfolio managers and analysts met with over 1,200 companies in 1995, often with the Chief Executive Officer (CEO) or Chief Financial Officer (CFO). They also attended over 250 industry conferences.

Prudential Mutual Fund global equity managers conducted many of their visits overseas, often holding private meetings with a company in a foreign language (our global equity managers speak 7 different languages, including Mandarin Chinese).

Trading Data.(4) On an average day, Prudential Mutual Funds' U.S. and foreign equity trading desks traded $77 million in securities representing over 3.8 million shares with nearly 200 different firms. Prudential Mutual Funds' bond trading desks traded $157 million in goverment and corporate bonds on an average day. That represents more in daily trading than most bond funds tracked by Lipper even have in assets(5). Prudential Mutual Funds' money market desk traded $3.2 billion in money market securities on an average day, or over $800 billion a year. They made a trade every 3 minutes of every trading day. In 1994, the Prudential Mutual Funds effected more than 40,000 trades in money market securities and held on average $20 billion of money market securities.(6)

     Based on complex-wide data, on an average day, over 7,250 shareholders telephoned Prudential Mutual Fund Services, Inc., the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls answered.


INFORMATION ABOUT PRUDENTIAL SECURITIES


     Prudential Securities is the fifth largest retail brokerage firm in the United States with approximately 5,600 financial advisors. It offers to its clients a wide range of products, including Prudential Mutual Funds and annuities. As of December 31, 1995, assets held by Prudential Securities for its clients approximated $168 billion. During 1994, over 28,000 new customer accounts were opened each month at Prudential Securities.(7)
-----------

(3) As of December 31, 1995. The number of bonds and the size of the Fund are subject to change.

(4) Trading data represents average daily transactions for portfolios of the Prudential Mutual Funds for which PIC serves as the subadviser, portfolios of the Prudential Series Fund and institutional and non-U.S. accounts managed by Prudential Mutual Fund Investment Management, a division of PIC, for the year ended December 31, 1995.

(5) Based on 669 funds in Lipper Analytical Services categories of Short U.S. Treasury, Short U.S. Government, Intermediate U.S. Treasury, Intermediate U.S. Government, Short Investment Grade Debt, Intermediate Grade Debt, General U.S. Treasury, General U.S. Government and Mortgage funds.


(6) As of December 31, 1994.

(7) As of December 31, 1994.


                                     III-2

     Prudential Securities has a two-year Financial Advisor training program plus advanced education programs, including Prudential Securities "university," which provides advanced education in a wide array of investment areas. Prudential Securities is the only Wall Street firm to have its own in-house Certified Financial Planner (CFP) program. In the December 1995 issue of Registered Rep, an industry publication, Prudential Securities' Financial Advisor training programs received a grade of A- (compared to an industry average of B+).


     In 1995, Prudential Securities' equity research team ranked 8th in Institutional Investor magazine's 1995 "All America Research Team" survey. Five Prudential Securities' analysts were ranked as first-team finishers.(8)


     In addition to training, Prudential Securities provides its financial advisors with access to firm economists and market analysts. It has also developed proprietary tools for use by financial advisors, including the Financial ArchitectSM, a state-of-the-art asset allocation software program which helps Financial Advisors to evaluate a client's objectives and overall financial plan, and a comprehensive mutual fund information and analysis system that compares different mutual funds.


     For more complete information about any of the Prudential Mutual Funds, including charges and expenses, call your Prudential Securities advisor or Pruco/Prudential representative for a free prospectus. Read it carefully before you invest or send money.

-----------

(8) On an annual basis Institutional Investor magazine surveyed more than 700 institutional money managers, chief investment officers and research directors, asking them to evaluate analysts in 76 industry sectors. Scores were produced by taking the number of votes awarded to an individual analyst and weighting them based on the size of the voting institution. In total, the magazine sent its survey to more than 2,000 institutions, including a group of European and Asian institutions.



                                     III-3

                                  APPENDIX IV

                        FIVE PERCENT SHAREHOLDER REPORT

     As of December 12, 1997, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of common stock of the Fund were:





Registration                    Shares/Class    % ownership
Donald J Freer                 19,483/B          5.32
Sharon L Freer JTWROS
PO Box 33
Coleman TX 76834-0033
Dino Battistini                1,357/C          10.64
Eleanor Battistini TEN ENT
4803 SE Sunset CT
APT 608
Cape Coral, FL 33904-9473
Susan Hodges                   1,820/C          14.27
4738 Sharon Rd
APT 36
Charlotte, NC 28210-3374
Prudential Securities C/F      1,252/C           9.82
Ms Ethel Eiseman
IRA DTD 11/20/95
4739 Willis Ave
APT 101
Sherman Oaks, Ca 91403-2670
Frank Huan-Ming Tseng          7,579/C          59.42
Emily Shu-Min Tseng JT TEN
1702 E Utah Ave
Fresno, Ca 93720-1967
Prudential Securities C/F      4,406/Z          89.66
Audrey H MaClean
IRA Rollover DTD 06/05/95
77 Spruce Ridge Dr
Fishkill, NY 12524-1544
First Church Of Christ         473/Z             9.63
Scientist
ATTN: Delsie Carden
1800 N Roxboro Rd
Durham, NC 27701-1351

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
     (a)  Financial Statements:
     (1) The following financial statements are included in the Prospectus constituting Part A of this Registration Statement: Financial Highlights.
      (2) The following financial statements are included in the Statement of Additional Information, constituting Part B of this Registration Statement on behalf of the Prudential Global Limited Maturity Fund, Inc. - Limited Maturity Portfolio.

         Portfolio of Investments at October 31, 1997
         Statement of Assets and Liabilities at October 31, 1997
         Statement of Operations for the fiscal year ended October 31, 1997 Statement of Changes in Net Assets for the fiscal years ended October 31, 1997 and October 31, 1996

         Notes to Financial Statements

         Financial Highlights
         Report of Independent Accountants
         Independent Auditors' Report


     (b)  Exhibits:

      1. (a) Amended and Restated Articles of Incorporation incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on January 3, 1995.

        (b) Articles of Amendment to the Articles of Incorporation effective October 3, 1995, incorporated by reference to Exhibit 1(b) to the Registration Statement on Form N-14 (File No. 33-63625) filed via EDGAR on October 24, 1995.

        (c) Articles of Amendment to the Articles of Incorporation effective October 17, 1995, incorporated by reference to Exhibit 1(c) to the Registration Statement on Form N-14 (File No. 33-63625) filed via EDGAR on October 24, 1995.
        (d) Articles Supplementary incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 27, 1996.

      2. By-Laws of the Registrant incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-33479) filed by Registrant on October 22, 1990.

      4. Instruments defining rights of shareholders incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-33470) filed via EDGAR by Registrant on December 30, 1993.

      5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-33479) filed by Registrant on October 22, 1990.
        (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-33479) filed by Registrant on October 22, 1990.

      6. Restated Distribution Agreement between the Fund and Prudential Securities Incorporated, incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 27, 1996.


      8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit No. 8 to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-33479) filed by Registrant on October 22, 1990.
        (b) Form of Amendment to Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to
         Exhibit 9(b) to the Registration Statement on Form N-14 (File No 33-63625) filed via EDGAR on October 24, 1995.

      9. Transfer Agency and Dividend Disbursing Agreement between the Registrant and Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit No. 9 to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-33479) filed by Registrant on October 22, 1990.

     10. Not Applicable

     11. (a) Consent of Independent Accountants.*
         (b) Consent of Independent Auditors.*

     13. Not Applicable.


     14. Not Applicable.

     15. (a)(i) Distribution and Service Plan for Class A shares of Short-Term Global Income Portfolio dated July 1, 1993, incorporated by reference to Exhibit 15(a)(i) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 30, 1993.

         (b)(i) Distribution and Service Plan for Class B shares of the Fund dated July 1, 1993, incorporated by reference to Exhibit 15(b)(ii) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 30, 1993.

         (b)(ii) Distribution and Service Plan for Class A shares of Global Assets Portfolio dated July 1, 1993, incorporated by reference to
         Exhibit 15(b)(ii) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 30, 1993.

         (c) Distribution and Service Plan for Class A shares of the Short-Term Global Income Portfolio and Global Assets Portfolio incorporated by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No 33-33479) filed via EDGAR on January 3, 1995.

         (d) Distribution and Service Plan for Class B shares of the Short-Term Global Income Portfolio incorporated by reference to Exhibit No. 15(d) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on January 3, 1995.

         (e) Distribution and Service Plan for Class C shares of the Short-Term Global Income Portfolio incorporated by reference to Exhibit No. 15(e) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on January 3, 1995.

     16. Schedule of Computation of Performance Quotations incorporated by reference to Exhibit No. 16 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-34793) filed via EDGAR on February 9, 1996.

     17. Financial Data Schedules, filed as Exhibit 27 for electronic purposes.*


     18. Rule 18f-3 Plan incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 27, 1996.
---------

* Filed herewith.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     No person is controlled by or under common control with the Registrant.



ITEM 26. NUMBER OF HOLDERS OF SECURITIES.
     As of December 12, 1997 there were 8,202 Class A shareholders, 553 Class B shareholders, 8 Class C and 5 Class Z shareholders of the Fund.


ITEM 27. INDEMNIFICATION.
     As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article VI of the Fund's Articles of Incorporation (Exhibit 1 to the Registration Statement) and Section 2-418 of the Maryland General Law, officers and directors of the Registrant may be indemnified against liabilities in connection with the Registrant unless it is proved that (i) the act or omission of the director or officer was material to the cause of action adjudicated in the proceeding and was committed in bad faith or with active and deliberate dishonesty, (ii) the director actually received an improper personal benefit in money, property or services, or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit 6 to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
     The Registrant intends to purchase an insurance policy insuring its officers and directors against certain liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws, the Management Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain, in effect.



ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a) Prudential Investments Fund Management LLC (PIFM).
     See "How the Fund is Managed" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.
     The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference
     (File No. 801-31104). The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.





NAME AND ADDRESS     POSITION WITH PIFM                            PRINCIPAL OCCUPATIONS
-------------------- ----------------------- ------------------------------------------------------------------
Brian Storms         Officer-in-Charge,      President, Prudential Mutual Funds & Annuities (PMF&A); Officer-
                     President, Chief        in-Charge, President, Chief Executive Officer and Chief Operating
                     Executive Officer and   Officer, PIFM
                     Chief Operating
                     Officer
Thomas A. Early      Executive Vice          Vice President and General Counsel, PMF&A; Executive Vice
                     President, Secretary    President, Secretary and General Counsel, PIFM
                     and General Counsel
Robert F. Gunia      Executive Vice          Comptroller, Prudential Investments; Executive Vice President and
                     President and           Treasurer, PIFM; Senior Vice President, Prudential Securities
                     Treasurer
Neil A. McGuinness   Executive Vice          Executive Vice President and Director of Marketing, PMF&A;
                     President               Executive Vice President, PIFM
Robert J. Sullivan   Executive Vice          Executive Vice President, PMF&A; Executive Vice President, PIFM
                     President


     (b) The Prudential Investment Corporation (PIC)


     See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of PIC's directors and executive officers are set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.




NAME AND ADDRESS       POSITION WITH PIC                             PRINCIPAL OCCUPATIONS
---------------------- ----------------------- ------------------------------------------------------------------
E. Michael Caulfield   Chairman of the         Chief Executive Officer of Prudential Investments (PIC) of The
                       Board, President and    Prudential Insurance Company of America (Prudential)
                       Chief Executive
                       Officer and Director
Jonathan M. Greene     Senior Vice President   President-Investment Management of Prudential Investments of
                       and Director            Prudential; Senior Vice President and Director, PIC
John R. Strangfeld     Vice President          President of Private Asset Management Group of Prudential; Senior
                       and Director            Vice President, Prudential; Vice President and Director, PIC



ITEM 29. PRINCIPAL UNDERWRITERS
     (a) Prudential Securities Incorporated
     Prudential Securities is distributor for The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential International Bond Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc., Prudential World Fund, Inc. and The Target Portfolio Trust. Prudential Securities is also a depositor for the following unit investment trusts:

      Corporate Investment Trust Fund
           Prudential Equity Trust Shares
           National Equity Trust
           Prudential Unit Trusts
           Government Securities Equity Trust
           National Municipal Trust
   (b) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below.




                           POSITIONS AND                                                      POSITIONS AND
                           OFFICES WITH                                                       OFFICES WITH
NAME(1)                    UNDERWRITER                                                        REGISTRANT
------------------------   ----------------------------------------------------------------   --------------
Alan D. Hogan ..           Executive Vice President and Director                              None
George A. Murray ..        Executive Vice President and Director                              None
Leland B. Paton ..         Executive Vice President and Director                              None
One New York Plaza
New York, NY 10292
Martin Pfinsgraff ..       Executive Vice President, Chief Financial Officer and Director     None
Vincent T. Pica II ..      Executive Vice President and Director                              None
One New York Plaza ..
New York, NY 10292 ..
Hardwick Simmons ..        Chief Executive Officer, President and Director                    None
Lee B. Spencer, Jr. ..     Executive Vice President and General Counsel, Secretary            None
                           and Director
Brian Storms ..            Director                                                           None
Gateway Center Three
Newark, NJ 07102



-----------
(1) The address of each person named is One Seaport Plaza, New York, New York 10292 unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey 08837 and PRICOA Asset Management Ltd, 115 Houndsditch, London EC3A 7BU. Documents required by Rules 31a-1 (b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Two
Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.



ITEM 31. MANAGEMENT SERVICES

     Other than as set forth under the captions "How the Fund is Managed-Manager" and "How the Fund is Managed-Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 32. UNDERTAKINGS

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of New York, and State of New York, on the 29th day of December, 1997.


                                  PRUDENTIAL GLOBAL LIMITED MATURITY FUND, INC. By /s/ Richard A. Redeker
                                  -------------------
                                  Richard A. Redeker, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.





           Signature                        Title                    Date
--------------------------------   ------------------------   ------------------
/s/ Grace C. Torres                Treasurer and              December 29, 1997
------------------------------
                                   Principal Financial and
  Grace C. Torres
                                   Accounting Officer
/s/ Edward D. Beach                Director                   December 29, 1997
------------------------------
  Edward D. Beach
/s/ Delayne Dedrick Gold           Director                   December 29, 1997
------------------------------
  Delayne Dedrick Gold
/s/ Robert F. Gunia                Director                   December 29, 1997
------------------------------
  Robert F. Gunia
/s/ Donald D. Lennox               Director                   December 29, 1997
------------------------------
  Donald D. Lennox
/s/ Douglas McCorkindale           Director                   December 29, 1997
------------------------------
  Douglas McCorkindale
/s/ Mendel A. Melzer               Director                   December 29, 1997
------------------------------
  Mendel A. Melzer
/s/ Thomas T. Mooney               Director                   December 29, 1997
------------------------------
  Thomas T. Mooney
/s/ Stephen P. Munn                Director                   December 29, 1997
------------------------------
  Stephen P. Munn
/s/ Richard A. Redeker             President and Director     December 29, 1997
------------------------------
  Richard A. Redeker
/s/ Robin B. Smith                 Director                   December 29, 1997
------------------------------
  Robin B. Smith
/s/ Louis A. Weil, III            Director                   December 29, 1997
------------------------------
  Louis A. Weil, III
                                   Director
------------------------------
  Clay T. Whitehead

                                 EXHIBIT INDEX



 1. (a) Amended and Restated Articles of Incorporation incorporated by reference to Exhibit 1 to Post-Effective Amendment No.9 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on January 3, 1995.

  (b) Articles of Amendment to the Articles of Incorporation effective October 3, 1995, incorporated by reference to Exhibit 1(b) to the Registration Statement on Form N-14 (File No. 33-63625) filed via EDGAR on October 24, 1995.

  (c) Articles of Amendment to the Articles of Incorporation effective October 17, 1995, incorporated by reference to Exhibit 1(c) to the Registration Statement on Form N-14 (File No. 33-63625) filed via EDGAR on October 24, 1995.

  (d) Articles Supplementary incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 27, 1996.

 2. By-Laws of the Registrant incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-33479) filed by Registrant on October 22, 1990.

 4. Instruments defining rights of shareholders incorporated by reference to
    Exhibit 4 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-33470) filed on Edgar by Registrant on December 30, 1993.

 5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc. incorporated by reference to Exhibit 5(a) to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-33479) filed by Registrant on October 22, 1990.

  (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation incorporated by reference to Exhibit No. 5(b) to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-33479) filed by Registrant on October 22, 1990.

 6 Restated Distribution Agreement between the Fund and Prudential Securities
   Incorporated, incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 27, 1996.

 8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit No. 8 to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-33479) filed by Registrant on October 22, 1990.

  (b) Form of Amendment to Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit 9(b) to the Registration Statement on Form N-14 (File No. 33-63625) filed via EDGAR on October 24, 1995.

 9. Transfer Agency and Dividend Disbursing Agreement between the Registrant and Prudential Mutual Fund Services, Inc. incorporated by reference to Exhibit No. 9 to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-33479) filed by Registrant on October 22, 1990.

10. Not Applicable

11. (a) Consent of Independent Accountants.*

  (b) Consent of Independent Auditors.*

13. Not Applicable.

14. Not Applicable.

15. (a)(i) Distribution and Service Plan for Class A shares of Short-Term
           Global Income Portfolio dated July 1, 1993, incorporated by reference to Exhibit 15(a)(i) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 30, 1993.

  (b)(i) Distribution and Service Plan for Class B shares of the Fund dated July 1, 1993, incorporated by reference to Exhibit 15(b)(ii) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 30, 1993.

  (b)(ii) Distribution and Service Plan for Class A shares of Global Assets Portfolio dated July 1, 1993, incorporated by reference to Exhibit 15(b)(ii) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 30, 1993.

  (c) Distribution and Service Plan for Class A shares of the Short-Term Global Income Portfolio and Global Assets Portfolio incorporated by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on January 3, 1995.

  (d) Distribution and Service Plan for Class B shares of the Short-Term Global Income Portfolio incorporated by reference to Exhibit No. 15(d) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on January 3, 1995.

  (e) Distribution and Service Plan for Class C shares of the Short-Term Global Income Portfolio incorporated by reference to Exhibit No. 15(e) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on January 3, 1995.

16. Schedule of Computation of Performance Quotations incorporated by reference to Exhibit No. 16 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on February 9, 1996.

17. Financial Data Schedules, filed as Exhibit 27 for electronic purposes.*

18. Rule 18f-3 Plan incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 33-33479) filed via EDGAR on December 27, 1996.

-----------

* Filed herewith.